As filed with the U.S. Securities and Exchange Commission on August 19, 2026

Securities Act File No. 333-297370

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

VOYA MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class W shares of beneficial interest in the series of the registrant designated as Voya Multi-

Manager Emerging Markets Equity Fund.

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

1-800-992-0180

August 19, 2026

Dear Shareholder:

On behalf of the Boards of Trustees (the “Board”) of Voya Asia Pacific High Dividend Equity Income Fund (“IAE Fund”) and Voya Emerging Markets High Dividend Equity Fund (“IHD Fund,” together with IAE Fund, each a “Target Fund” and together, the “Target Funds”), we are pleased to invite you to a combined special meeting of shareholders (the “Special Meeting”) of IAE Fund and IHD Fund. The Special Meeting is scheduled for 1:00 p.m. (MST) on September 28, 2026. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting meetnow.global/MLXGSMW where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the shaded box on the front of your proxy card. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of IAE Fund and IHD Fund will be asked to vote on their applicable proposed reorganization (each, a “Reorganization” and together, the “Reorganizations”) of each of IAE Fund and IHD Fund with and into Voya Multi-Manager Emerging Markets Equity Fund (“MM EME Fund”) (together with IAE Fund and IHD Fund, the “Funds”). The Funds are members of the Voya family of funds.

If a Reorganization is approved by shareholders of a relevant Target Fund, shareholders of that Target Fund will become shareholders of MM EME Fund beginning on the date the Reorganization occurs. The Reorganizations would provide shareholders of the Target Funds with an opportunity to participate in a portfolio with a similar focus on emerging markets equity securities and an investment objective that seeks long-term capital appreciation.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganizations are discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganizations.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than September 27, 2026.

We appreciate your participation and prompt response in this matter and thank you for your continued support. Sincerely,

Christian G. Wilson

President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND 7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

1-800-992-0180

Scheduled for September 28, 2026 at 1:00 p.m. (MST)

To the Shareholders:

NOTICE IS HEREBY GIVEN that a combined special meeting of the shareholders (the “Special Meeting”) of Voya Asia Pacific High Dividend Equity Income Fund (“IAE Fund”) and Voya Emerging Markets High Dividend Equity Fund (“IHD Fund”) is scheduled for 1:00 p.m. (MST) on September 28, 2026. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at meetnow.global/MLXGSMW where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the shaded box on the front of your proxy card. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. You must obtain a legal proxy through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.

At the Special Meeting, IAE Fund’s and IHD Fund’s shareholders will be asked:

1.For shareholders of IAE Fund, to approve an Agreement and Plan of Reorganization by and between IAE Fund and Voya Mutual Funds, a Delaware statutory trust and an open-end investment management company (“VMF”), on behalf of its series, Voya Multi-Manager Emerging Markets Equity Fund (“MM EME Fund”), providing for the reorganization of IAE Fund with and into MM EME Fund;

2.For shareholders of IHD Fund, to approve an Agreement and Plan of Reorganization by and between IHD Fund and VMF, on behalf of its series, MM EME Fund, providing for the reorganization of IHD Fund with and into MM EME Fund; and

3.For shareholders of both IAE Fund and IHD Fund, separately, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the reorganization of IAE Fund with and into MM EME Fund and the reorganization of IHD Fund with and into MM EME Fund (together, the “Reorganizations”) to be placed before the Special Meeting.

The Boards of Trustees of IAE Fund and IHD Fund recommend that you vote “FOR” the relevant Reorganization.

Shareholders of record as of the close of business on July 24, 2026 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Card by September 27, 2026 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Card, by giving written notice of revocation to IAE Fund and/or IHD Fund, as applicable, or by voting in person (virtually) at the Special Meeting.

By Order of the Boards of Trustees

Joanne F. Osberg

Secretary

August 19, 2026

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE REORGANIZATIONS

Please read the enclosed combined proxy statement and prospectus (“Proxy Statement/Prospectus”) for a complete description of the reorganizations (each, a “Reorganization” and together, the “Reorganizations”). However, as a quick reference, the following questions and answers provide a brief overview of the Reorganizations.

Q:Why am I receiving the attached Proxy Statement/Prospectus?

A.You are receiving this Proxy Statement/Prospectus because you were a shareholder of one or both Target Funds (defined below) as of the record date for the Special Meeting. As a shareholder of record of Voya Asia Pacific High Dividend Equity Income Fund (“IAE Fund”) and/or Voya Emerging Markets High Dividend Equity Fund (“IHD Fund,” together with IAE Fund, each a “Target Fund” and together, the “Target Funds”) as of July 24, 2026, you are being asked to approve an Agreement and Plan of Reorganization (a “Reorganization Agreement”) for the relevant Target Fund that will result in a transaction in which you will ultimately hold Class W shares of Voya Multi-Manager Emerging Markets Equity Fund (“MM EME Fund” or, the “Surviving Fund”). This Proxy Statement/Prospectus also serves as a prospectus for MM EME Fund.

Q:Why are the Reorganizations being recommended by the Boards of Trustees?

A.Voya Investments, LLC (the “Investment Adviser”) proposed the Reorganizations to provide shareholders of the Target Funds with the opportunity to benefit from the ability to achieve liquidity for their shares at net asset value while continuing to be invested in a fund that provides exposure to an emerging markets strategy. The Board preliminarily discussed the proposal at its in-person meeting held on May 20, 2026. Thereafter, at the June 2, 2026 special meeting of the Boards of Trustees (the “Board”) of the Target Funds, the Investment Adviser proposed, and the Board approved, the Reorganization of each of the Target Funds with and into MM EME Fund. In support of its proposal, the Investment Adviser noted that, in its view, following each Reorganization, shareholders of each Target Fund would have the opportunity to realize the difference between market price and net asset value (“NAV”) through investment in an open-end fund, the potential to benefit from improved performance and lower contractual fees and expenses. Additionally, the Investment Adviser noted that the Reorganizations would increase scale and provide the opportunity for improved platform placement of the Surviving Fund. Management presented the Board with several alternatives for IAE Fund and IHD Fund, including potentially liquidating the Target Funds. The proposals were prompted in response to Saba Capital Management, L.P. (“Saba”), a significant shareholder of each of the Target Funds, notifying the Funds in May 2026 of its intention to nominate a candidate for election to the Board of Trustees of each Target Fund at its annual shareholder meeting. The Investment Adviser in considering strategic options for the Target Funds noted that a contested proxy could result in significant expense to each Target Fund, divert the attention of the Target Fund's management, and introduce uncertainty regarding the Target Fund's future strategic direction. For additional information on the Board’s considerations, please see the section entitled “What factors did the Board consider?” in the attached Proxy Statement/Prospectus.

Q:How will the Reorganizations affect Target Fund shareholders?

A:Upon the closing of the Reorganizations, shareholders of each Target Fund, each a closed-end investment company, will become holders of Class W shares of the Surviving Fund, a series of an open-end investment company (commonly referred to as a “mutual fund”). The aggregate net asset value of the Surviving Fund shares received by Target Fund shareholders will be equal to the aggregate net asset value of their shares of the Target Fund held as of the close of business on the closing date of the relevant Reorganization.

Shares of each Target Fund are listed for trading on the New York Stock Exchange (the “NYSE”), where such shares may be purchased and sold through broker-dealers at prevailing market prices. Each Target Fund’s shares have at times traded at a discount to net asset value. In contrast, Class W shares of the Surviving Fund are not listed for trading on a securities exchange but rather are purchased and sold (redeemed) directly from the Surviving Fund or through financial intermediaries at net asset value, less any applicable charges. Following the completion of the relevant Reorganization, Target Fund shareholders (as shareholders of the Surviving Fund), will be able to redeem shares received in their Reorganization at net asset value on each day the Surviving Fund is open for business.

Q:How will the Reorganizations impact fees and expenses?

A:As shown in the tables below, shareholders of IAE Fund and IHD Fund will experience a decrease in the contractual management fee rate and shareholders of IHD Fund will experience a decrease in contractual expense limit following the Reorganization. For additional information about what the fees and expenses will be after the Reorganizations, please see the section entitled “How do the Annual Fund Operating Expenses Compare?” in the attached Proxy Statement/Prospectus.

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
		IAE Fund	IHD Fund
		Common	Common	MM EME Fund
		Shares	Shares	Class W Shares1, 2
Management Fees	%	1.05	1.15	0.98
Distribution and/or Shareholder Services (12b-1) Fees	%	N/A	N/A	N/A
Other Expenses	%	0.353	0.293	0.39
Total Annual Fund Operating Expenses	%	1.40	1.44	1.37
Waivers and Reimbursements	%	(0.19)4	(0.03)5	(0.16)6
Total Annual Fund Operating Expenses after Waivers and	%	1.21	1.41	1.21
Reimbursements

1.Expense information has been restated to reflect current contractual rates.

2.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

3.Other Expenses do not include one-time expenses related to the Reorganizations.

4.The Investment Adviser is contractually obligated to limit expenses to 1.20% on all assets, respectively, through February 28, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by the Trust without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

5.The Investment Adviser is contractually obligated to limit expenses to 1.40% on all assets, respectively, through February 28, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by the Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

6.The Investment Adviser is contractually obligated to limit expenses to 1.21% for Class W shares through March 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Mutual Funds, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Pro Forma Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

		MM EME Fund	MM EME Fund
		Pro Forma if only	Pro Forma if only	MM EME Fund
		IAE Fund	IHD Fund	Pro Forma if both
		Reorganization is	Reorganization is	Reorganizations
		Approved1	Approved1	are approved1
Class W2
Management Fees	%	0.98	0.98	0.98
Distribution and/or Shareholder Services	%	N/A	N/A	N/A
(12b-1) Fees

Other Expenses	%	0.383	0.383	0.373
Total Annual Fund Operating Expenses	%	1.36	1.36	1.35
Waivers and Reimbursements	%	(0.16)4	(0.16)4	(0.15)4
Total Annual Fund Operating Expenses after	%	1.20	1.20	1.20
Waivers and Reimbursements

1.Expense information has been restated to reflect current contractual rates.

2.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

3.Other Expenses are based on estimated amounts for the current fiscal year.

4.The Investment Adviser is contractually obligated to limit expenses to 1.20% for Class W shares through March 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Mutual Funds, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Q:What are the principal differences between an open-end investment company and a closed-end investment company?

A:Common shares of closed-end investment companies, such as the Target Funds, are generally listed for trading on a securities exchange, such as the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. Exchange-listed closed-end funds do not typically engage in a continuous offering of new shares, and the common shares of closed-end funds are not redeemable from the fund. In contrast, open-end investment companies, such as the Surviving Fund, engage in a continuous offering of new shares. Shares of open-end funds are not listed for trading on a securities exchange but are purchased and sold (redeemed) directly from the fund, or through financial intermediaries, at net asset value, less any applicable sales charges. Certain additional differences exist between how closed-end funds and open-end funds are permitted to operate under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (the “1940 Act”). Open-end funds, such as the Surviving Fund, are subject to Rule 22e-4 under the 1940 Act, which prohibits them from investing more than 15% of their net assets in illiquid investments (the “15% Illiquid Investment Limit”). Closed-end funds are not subject to Rule 22e-4, and the Target Funds may invest in illiquid investments without limit, although the Target Funds do not currently have meaningful illiquid investments.

In addition, closed-end funds are permitted to use leverage to a greater extent than open-end funds and may issue preferred shares and debt securities in addition to common shares, although the Target Funds have not issued such securities. The Surviving Fund, as an open-end fund, does not employ leverage as a principal investment strategy. The Surviving Fund also maintains higher cash balances than the Target Funds in order to be in a position to meet redemption requests.

There are also differences in shareholder meeting and governance-related requirements. Because the Target Funds are closed-end funds with common shares listed on the NYSE, they are subject to NYSE listing requirements applicable to listed closed-end funds, including the requirement to hold an annual meeting of shareholders. The Surviving Fund, as an open-end fund whose shares are not listed for trading on a securities exchange, is not subject to that same NYSE annual meeting requirement. As a result, the Surviving Fund does not hold annual shareholders meetings. The Surviving Fund would, however, convene special meetings of shareholders in cases where shareholder approval is required under the 1940 Act, applicable state law, the Surviving Fund’s governing documents, or other applicable legal requirements.

In addition, because many closed-end fund shares trade on an exchange and closed-end funds generally hold annual shareholder meetings, closed-end funds may be more likely than open-end funds to experience contested proxy matters or other shareholder activism. Such matters may involve additional costs, uncertainty, and operational distraction. For additional information on the differences between an open-end investment company and a closed-end investment company, please see the section entitled “What are the differences between open-end funds and closed-end funds?” in the attached Proxy Statement/Prospectus.

Q.Will the Reorganizations constitute a taxable event for the Target Funds’ shareholders?

A.No. Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result, it is expected that shareholders of a Target Fund who receive Surviving Fund shares pursuant to the applicable Reorganization generally will not recognize gain or loss for U.S. federal income tax purposes as a direct result of such Reorganization.

Prior to the closing of the Reorganizations, each Target Fund expects to declare a distribution of all of its net investment income and net capital gains, if any. All or a portion of such a distribution may be taxable to a Target Fund’s shareholders for U.S. federal income tax purposes. To the extent that additional portfolio investments of the Surviving Fund are sold after the Reorganizations to meet redemption requests from former shareholders of a Target Fund, the Surviving Fund may recognize gains or losses, which may result in additional taxable distributions to shareholders of the Surviving Fund (including former shareholders of a Target Fund).

At any time before the Reorganizations take place, a shareholder may sell shares of a Target Fund on the NYSE. Generally, such sales would be taxable transactions.

You should consult with your tax adviser concerning the tax consequences of the Reorganizations.

Q.What are the costs associated with the Reorganizations?

A.The costs of the Reorganizations, assuming both Reorganizations are completed, are: (i) estimated to be $634,000, not including portfolio transition costs, and (ii) anticipated to be borne by the Target Funds with approximately $259,900 allocated to IAE Fund, and approximately $374,100 allocated to IHD Fund. The Investment Adviser will assume all costs related to the Reorganizations if the Reorganizations are not consummated. For additional information about what would occur if shareholders do not approve the Reorganizations, please see the section entitled “What happens if shareholders do not approve the Reorganizations?” below.

The transition process will be managed by Voya IM. It is expected that the Target Funds will transition all holdings (100%) to cash and deliver cash to MM EME Fund. It is expected that this transition will take place during the period between September 29, 2026 and October 16, 2026. The Investment Adviser estimates, based on current holdings and market conditions that there will be approximately $493,500 in explicit portfolio transition costs and that such costs, whether higher or lower than the estimates disclosed, would be borne by the Target Funds, with approximately $203,500 attributable to IAE Fund and approximately $290,000 attributable to IHD Fund. If the total explicit portfolio transition costs were higher or lower than the estimates provided, the allocations to each Target Fund would be adjusted accordingly. Portfolio transition costs include transaction costs arising from the sale of portfolio securities held by the Target Funds prior to the Reorganizations. Further, the Investment Adviser has estimated that there will be $162,400 in explicit portfolio transition costs arising from the purchase of securities by MM EME Fund following the Reorganization, which, whether higher or lower than the estimates disclosed, will be borne by the Investment Adviser, and additional transaction costs may be incurred by MM EME Fund in connection with shareholder redemptions following the Reorganizations. It is expected that a portion of Target Fund shareholders may redeem their investment shortly following a Reorganization. To the extent redemption-related portfolio transaction costs are incurred by the Surviving Fund in connection with such redemptions, they are expected to be reimbursed by the Investment Adviser for a period of six months following the closing of the Reorganizations. Transaction costs may be higher or lower than these estimates based on market conditions at the time of the Reorganizations.

Q.Has the Board approved the Reorganizations?

A.Yes. The Board determined that the Reorganizations would be in the best interests of the shareholders of the Target Funds and the Surviving Fund and that their interests would not be diluted as a result of the Reorganizations. The Board, including a majority of the independent trustees, who are not “interested persons” (within the meaning of the 1940 Act) voted to approve the Reorganizations.

In approving the Reorganizations, the Board considered the terms of the Reorganizations, the expected operation of the Surviving Fund following the Reorganizations, the anticipated expense structure of the combined fund, the potential benefits to Target Fund shareholders, including the opportunity to receive shares of an open-end fund that provides daily liquidity at net asset value, and the recommendation of the Investment Adviser.

The Board also considered potential disadvantages of the Reorganizations, including, among other things, the costs of the Reorganizations, including expected transaction costs, the differences between holding shares of a closed-end fund and holding shares of an open-end fund, the loss of exchange-traded closed-end fund features, and the possibility that the anticipated benefits of the Reorganizations may not be fully realized. See the attached Proxy Statement/Prospectus for the complete list of factors considered by the Board in approving the Reorganizations.

Q.Will you need my vote to approve the Reorganizations?

A.Yes. Each Reorganization requires shareholder approval by the relevant Target Fund. You may submit your Proxy Card in one of four ways:

•By Internet. The web address and instructions for voting can be found on the enclosed Proxy Card. You will be required to provide your control number located on the Proxy Card.

•By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Card. You will be required to provide your control number located on the Proxy Card.

•By Mail. Mark the enclosed Proxy Card, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Card.

•At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of July 24, 2026, will be able to attend and participate in the Special Meeting by accessing the meeting site at meetnow.global/MLXGSMW. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section in the Proxy Statement/Prospectus for more details regarding the logistics of the virtual format of the Special Meeting.

If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Card must be received no later than 5:00 p.m. (MST) on September 27, 2026.

Q.When will the Reorganizations take place?

A.The Reorganizations are currently expected to be completed on or about October 16, 2026.

Q.What happens if only one Reorganization is approved?

A.The Reorganizations are not contingent upon one another, which means that if one Reorganization is approved by shareholders of one Target Fund, the Reorganization of that Target Fund will proceed independent of the other Target Fund’s Reorganization. The Board will consider further options for any Target Fund that did not approve the Reorganization, including, without limitation, adjournments of the Special Shareholder Meeting and/or the further solicitation of proxies with respect to such Target Fund.

Q.What if I have questions about the Reorganizations?

A.If you require assistance or have any questions regarding the Reorganizations, please call the solicitor, Computershare Fund Services, at 877-816-8609.

PROXY STATEMENT/PROSPECTUS

August 19, 2026

Combined Special Meeting of Shareholders

of Voya Asia Pacific High Dividend Equity Income Fund and Voya Emerging Markets High Dividend Equity Fund

Scheduled for September 28, 2026 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Asia Pacific High Dividend Equity Income Fund	Voya Multi-Manager Emerging Markets Equity Fund
(A series of Voya Mutual Funds)
Voya Emerging Markets High Dividend Equity Fund	Voya Multi-Manager Emerging Markets Equity Fund
(A series of Voya Mutual Funds)
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034	Scottsdale, AZ 85258-2034
1-800-992-0180	1-800-992-0180
(each a closed-end management investment company)	(an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials

for the Combined Special Meeting of Shareholders to be Held on September 28, 2026

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in Voya Multi-Manager Emerging Markets Equity Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya Asia Pacific High Dividend Equity Income Fund (“IAE Fund”), Voya Emerging Markets High Dividend Equity Fund (“IHD Fund”), and Voya Multi-Manager Emerging Markets Equity Fund (“MM EME Fund” and collectively with IAE Fund and IHD Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus and statement of additional information for MM EME Fund, and annual/semi-annual shareholder reports for each of the Funds, or other information.

By Phone:	1-800-992-0180
By Mail:	Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.The Statement of Additional Information dated August 19, 2026 relating to this Proxy Statement/Prospectus (File No. 333-297370);

2.The audited financial statements and other information filed on Form N-CSR which covers the period ended February 28, 2026 for IAE Fund (File Nos. 811-22004 and 333-139981);

3.The audited financial statements and other information filed on Form N-CSR which covers the period ended February 28, 2026 for IHD Fund (File Nos. 811-22438 and 333-168091);

4.The Prospectus and Statement of Additional Information, as supplemented, dated February 28, 2026 for MM EME Fund (File Nos. 811-07428 and 033-56094);

5.The audited financial statements and other information filed on Form N-CSR which covers the period ended October 31, 2025 for MM EME Fund (File Nos. 811-07428 and 033-56094); and

6.The unaudited financial statements and other information filed on Form N-CSRS which covers the sixth-month period ended April 30, 2026 for MM EME Fund (File Nos. 811-07428 and 033-56094).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, information statements, reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Table of Contents
INTRODUCTION .......................................................................................................................................................................	1
What is happening? ...............................................................................................................................................................	1
Why did you send me this booklet? .......................................................................................................................................	1
Who is eligible to vote? .........................................................................................................................................................	1
How do I vote? ......................................................................................................................................................................	1
How do I attend the virtual Special Meeting? .........................................................................................................................	1
When will the Special Meeting be held? ................................................................................................................................	2
SUMMARY OF THE PROPOSED REORGANIZATIONS..........................................................................................................	3
APPROVAL OF THE REORGANIZATIONS .............................................................................................................................	5
What are the proposed Reorganizations? .............................................................................................................................	5
Why are the Reorganizations being proposed? .....................................................................................................................	5
How do the Fund Organizational Structures and Investment Objectives compare?..............................................................	5
How do the Annual Fund Operating Expenses compare? .....................................................................................................	5
How do the Principal Investment Strategies compare? .........................................................................................................	7
How do the Principal Risks compare?.................................................................................................................................	12
How do the Fundamental Policies of the Funds compare?.................................................................................................	25
How do the purchase, exchange, and redemption policies of the Funds compare? ...........................................................	27
How does the performance of the Funds compare? ............................................................................................................	27
How does the management of the Funds compare? ...........................................................................................................	29
What are the key differences in the rights of shareholders of the Funds? ............................................................................	32
What are the differences between open-end funds and closed-end funds? .......................................................................	34
Additional Information about the Funds ...............................................................................................................................	36
Additional Information about the Reorganizations ...............................................................................................................	40
What is the Board’s recommendation? ...............................................................................................................................	42
What factors did the Board consider? .................................................................................................................................	42
What is the required vote? ..................................................................................................................................................	43
What happens if shareholders do not approve the Reorganizations? ................................................................................	43
General Information about the Proxy Statement/Prospectus ...........................................................................................	44
Who is asking for my vote? .................................................................................................................................................	44
How is my proxy being solicited? ........................................................................................................................................	44
What happens to my proxy once I submit it? ......................................................................................................................	44
Can I revoke my proxy after I submit it?..............................................................................................................................	44
How will my shares be voted?.............................................................................................................................................	44
How many shares are outstanding?....................................................................................................................................	45
Can shareholders submit proposals for a future shareholder meeting?..............................................................................	45
Why did my household only receive one copy of this Proxy Statement/Prospectus? .........................................................	45
APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA ASIA PACIFIC HIGH DIVIDEND
EQUITY INCOME FUND AND VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND .......................................	A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA MULTI-MANAGER EMERGING MARKETS EQUITY
FUND .....................................................................................................................................................................................	B-1
APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS......................................	C-1

INTRODUCTION

What is happening?

On June 2, 2026, the Boards of Trustees (the “Board”) of Voya Asia Pacific High Dividend Equity Income Fund (“IAE Fund”), Voya Emerging Markets High Dividend Equity Fund (“IHD Fund,” together with IAE Fund, each a “Target Fund” and together, the “Target Funds”), and Voya Multi-Manager Emerging Markets Equity Fund (“MM EME Fund” or, the “Surviving Fund,” and collectively with IAE Fund and IHD Fund, the “Funds”), following a recommendation by management, each approved an Agreement and Plan of Reorganization with respect to each Target Fund (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), which provides for the reorganization of each of IAE Fund and IHD Fund, respectively, with and into MM EME Fund (each, a “Reorganization” and together, the “Reorganizations”). The Board preliminary discussed the Reorganizations at its in-person meeting held on May 20, 2026. Each Reorganization Agreement requires approval by shareholders of the relevant Target Fund, and if approved, is expected to be effective on October 16, 2026, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Card for each of IAE Fund and IHD Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of IAE Fund and/or IHD Fund, are being asked to approve a Reorganization Agreement for the relevant Target Fund that will result in a transaction in which you will ultimately hold shares of MM EME Fund, this Proxy Statement/Prospectus also serves as a prospectus for MM EME Fund. MM EME Fund is an open-end management investment company that seeks long-term capital appreciation, as described more fully below.

Who is eligible to vote?

Shareholders of record holding an investment in shares of IAE Fund or IHD Fund as of the close of business on July 24, 2026 (the “Record Date”) are eligible to vote at the combined special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact Computershare Fund Services (the “Solicitor”) toll-free at 877-816-8609. (See “General Information about the Proxy Statement/Prospectus” for more information on the Solicitor.)

How do I vote?

You may submit your Proxy Card in one of four ways:

•By Internet. The web address and instructions for voting can be found on the enclosed Proxy Card. You will be required to provide your control number located on the Proxy Card.

•By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Card. You will be required to provide your control number located on the Proxy Card.

•By Mail. Mark the enclosed Proxy Card, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Card.

•At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of July 24, 2026, will be able to attend and participate in the Special Meeting by accessing the meeting site at meetnow.global/MLXGSMW. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section in the Proxy Statement/Prospectus for more details regarding the logistics of the virtual format of the Special Meeting.

If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Card must be received no later than 5:00 p.m. (MST) on September 27, 2026.

How do I attend the virtual Special Meeting?

There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit meetnow.global/MLXGSMW and follow the instructions as outlined on the website.

Registered (direct) shareholders of the Target Funds do not need to “register” to attend the Special Meeting. You can access the meeting site (meetnow.global/MLXGSMW) by using the control number found on your Proxy Card. For shareholders whose shares are held by a broker, bank or other nominee, in order to register to attend the Special Meeting online by webcast you must submit proof of your proxy power (legal proxy) reflecting your Fund holdings along with your name and email address to Computershare Fund Services. You must contact the bank or broker who holds your shares to obtain your legal proxy. Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m., Eastern Time, three business days prior to the Special Meeting. You will receive a confirmation of your registration by email after the Solicitor receives your registration materials. Requests for registration should be directed to the Solicitor by emailing an image of your legal proxy to shareholdermeetings@computershare.com.

The virtual meeting platform is fully supported across browsers (Microsoft Edge, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.

Access to the Audio Webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on September 28, 2026. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.

Log in Instructions. To attend the Special Meeting, Shareholders must visit meetnow.global/MLXGSMW. Shareholders will need their control number found on their Proxy Card.

Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must contact the bank or broker who holds your shares to obtain your legal proxy at least three business days prior to Special Meeting as provided above.

When will the Special Meeting be held?

The Special Meeting is scheduled to be held virtually online on September 28, 2026, at 1:00 p.m. (MST).

SUMMARY OF THE PROPOSED REORGANIZATIONS

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement included in Appendix A. For more information about MM EME Fund, please consult Appendix B.

At a special meeting of the Board on June 2, 2026, the Board approved the Reorganization Agreements. In connection with the Board's approval of the Reorganization Agreements, the Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, current discount levels of each Target Fund, historical performance information, historical expense ratios, and the projected expense ratios of MM EME Fund following the Reorganizations. Subject to approval by shareholders of the relevant Target Fund, each Reorganization Agreement provides for:

•the transfer of all of the assets of the relevant Target Fund to MM EME Fund in exchange for shares of beneficial interest of MM EME Fund and the assumption by MM EME Fund of all the liabilities of the relevant Target Fund;

•the distribution of Class W shares of MM EME Fund to the shareholders of the relevant Target Fund; and

•the complete liquidation of the relevant Target Fund.

In considering whether to approve the Reorganizations, you should note that:

•While the Target Funds have different investment objectives, principal investment strategies and risk profiles, than MM EME Fund, the Funds have a similar level of diversification and focus on emerging markets equity securities.

•Shareholders of the Target Funds are expected to receive a financial benefit from lower contractual fees and expenses as a result of the Reorganizations, as described more fully below.

•Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Fund. Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to the Target Funds. Nomura Investments Fund Advisers, Sustainable Growth Advisers, LP, and Voya IM serve as the sub-advisers to MM EME Fund.

•Each Fund is distributed by Voya Investments Distributor, LLC (“VID” or the “Distributor”).

•Shareholders of the Target Funds are expected, in the view of the Investment Adviser, to benefit from the opportunity for improved performance, as MM EME Fund has stronger performance relative to IAE Fund and IHD Fund at market price over a number of prior periods.

•Shareholders of each Fund are expected to benefit from a product better poised to achieve and maintain scale over the long term as shareholders of MM EME Fund.

•The common shares of the Target Funds, each a closed-end fund, are listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. Shares of the Target Funds do not have any exchange rights. The Surviving Fund, an open-end fund, continuously offers new shares. As an open-end fund with multiple share classes, the prospectus of the Surviving Fund, incorporated by reference herein, has detailed information regarding how to buy shares, minimum initial investment amount, tax information, payments to broker-dealers and intermediaries, exchanging shares, concerning frequent purchases and redemptions, and redeeming shares.

•The costs of the Reorganizations, assuming both Reorganizations are completed, are: (i) estimated to be $634,000, not including portfolio transition costs, and (ii) anticipated to be borne by the Target Funds with approximately $259,900 allocated to IAE Fund, and approximately $374,100 allocated to IHD Fund. The Investment Adviser will assume all costs related to the Reorganizations if the Reorganizations are not consummated. For additional information about what would occur if shareholders do not approve the Reorganizations, please see the section entitled “What happens if shareholders do not approve the Reorganizations?” below.

In addition, the Investment Adviser estimates based on current holdings and market conditions that there will be approximately $493,500 in explicit portfolio transition costs and that such costs, whether higher or lower than the estimates disclosed, would be borne by the Target Funds, with approximately $203,500 attributable to IAE Fund and approximately $290,000 attributable to IHD Fund. If the total explicit portfolio transition costs were higher or lower than the estimates provided, the allocations to each Target Fund would be adjusted accordingly. Portfolio transition costs include transaction costs arising from the sale of portfolio securities held by the Target Funds prior to the Reorganizations. Further, the Investment Adviser has estimated that there will be $162,400 in explicit portfolio transition costs arising from the purchase of securities by MM EME Fund following the Reorganization, which, whether higher or lower than the estimates disclosed, will be borne by the Investment Adviser, and additional transaction costs may be incurred by MM EME Fund in connection with shareholder redemptions following the Reorganizations. It is expected that a portion of the Target Fund shareholders may redeem their investment shortly following a Reorganization. To the extent redemption-related portfolio transaction costs are incurred by the Surviving Fund in connection with such redemptions, they are expected to be reimbursed by the Investment Adviser for a period of six months following the closing of the Reorganizations. Transaction costs may be higher or lower than these estimates based on market conditions at the time of the Reorganizations.

•Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, it is expected that none of IAE Fund, IHD Fund, MM EME Fund, or their respective shareholders will recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganizations. However, each Target Fund is expected to reduce its portfolio holdings to cash in connection with the applicable Reorganization. To the extent a Target Fund has net income and/or gains (after application of any available capital loss carryforwards) for the taxable year ending on the date of the applicable Reorganization, including as a result of reducing its portfolio to cash, such net income and/or gains will be distributed to shareholders in connection with the Reorganization, which distributions will generally be taxable to shareholders. As a result, shareholders may pay more in taxes or pay taxes sooner than they would have had the applicable Reorganization not occurred.

If a Reorganization is approved by shareholders of the applicable Target Fund, each owner of shares of IAE Fund and/or IHD Fund, as applicable, would become a shareholder of Class W shares of MM EME Fund. If approved by shareholders, each Reorganization is expected to be effective on October 16, 2026 (the “Closing Date”). Each shareholder of IAE Fund or IHD Fund, as applicable, will hold, immediately after the close of the applicable Reorganization (the “Closing”), Class W shares of MM EME Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of IAE Fund or IHD Fund, as applicable, held by that shareholder as of the close of business on the Closing Date.

APPROVAL OF THE REORGANIZATIONS

What are the proposed Reorganizations?

Shareholders of each Target Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of the Target Fund with and into MM EME Fund. If the Reorganization Agreements are approved, shareholders of each Target Fund will become shareholders of MM EME Fund as of the Closing.

Why are the Reorganizations being proposed?

The Investment Adviser proposed the Reorganizations to provide shareholders of the Target Funds with the opportunity to benefit from the ability to achieve liquidity for their shares at net asset value while continuing to be invested in a fund that provides exposure to an emerging markets strategy. The Board preliminarily discussed the proposal at its in-person meeting on May 20, 2026. Consequently, at the June 2, 2026 special meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of each of the Target Funds with and into MM EME Fund. In support of its proposal, the Investment Adviser noted that, in its view, following each Reorganization, shareholders of each Target Fund would have the opportunity to realize the difference between market price and net asset value (“NAV”) through investment in an open-end fund, the potential to benefit from improved performance, and lower contractual fees and expenses. Additionally, the Investment Adviser noted that the Reorganizations would increase scale and provide the opportunity for improved platform placement of the Surviving Fund. Management presented the Board with several alternatives for IAE Fund and IHD Fund, including potentially liquidating the Target Funds. The proposals were prompted in response to Saba, a significant shareholder of each of the Target Funds, notifying the Funds in May 2026 of its intention to nominate a candidate for election to the Board of each Target Fund at its annual shareholder meeting. The Investment Adviser in considering strategic options for the Target Funds noted that a contested proxy could result in significant expense to each Target Fund, divert the attention of the Target Fund's management, and introduce uncertainty regarding the Target Fund's future strategic direction.

How do the Fund Organizational Structures and Investment Objectives compare?

Each Fund’s organizational structure and investment objective is described in the chart below.

	IAE FUND	IHD FUND	MM EME FUND
Organizational	IAE Fund is a diversified,	IHD Fund is a diversified,	MM EME Fund is a diversified,
Structure	closed-end management	closed-end management	open-end management
	investment company organized	investment company organized	investment company organized
	as a Delaware Statutory Trust.	as a Delaware Statutory Trust.	as a series of a Delaware
Statutory Trust.

Investment           The Fund is a diversified,

Objective              closed-end fund with the investment objective of total return through a combination of current income, capital gains and capital appreciation.

The Fund is a diversified,	The Fund seeks long-term
closed-end fund with the	capital appreciation.
primary investment objective of
providing total return through a
combination of current income,
capital gains and capital
appreciation.

Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Fund Operating Expenses compare?

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Funds. Pro forma fees and expenses, which are the estimated fees and expenses of MM EME Fund after giving effect to each Reorganization separately and if both Reorganizations are completed, assume the Reorganization occurred on October 31, 2025. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

As shown in the tables below, shareholders of IAE Fund and IHD Fund will experience a decrease in the contractual management fee rate and shareholders of IHD Fund will experience a decrease in contractual expense limit following the Reorganization.

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
		IAE Fund	IHD Fund
		Common	Common	MM EME Fund
		Shares	Shares	Class W Shares1, 2
Management Fees	%	1.05	1.15	0.98

Distribution and/or Shareholder Services (12b-1) Fees	%	N/A	N/A	N/A

Other Expenses	%	0.353	0.293	0.39

Total Annual Fund Operating Expenses	%	1.40	1.44	1.37

Waivers and Reimbursements	%	(0.19)4	(0.03)5	(0.16)6

Total Annual Fund Operating Expenses after Waivers and	%	1.21	1.41	1.21
Reimbursements

1.Expense information has been restated to reflect current contractual rates.

2.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

3.Other Expenses do not include one-time expenses related to the Reorganizations.

4.The Investment Adviser is contractually obligated to limit expenses to 1.20% on all assets, respectively, through February 28, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent Trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by the Trust without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

5.The Investment Adviser is contractually obligated to limit expenses to 1.40% on all assets, respectively, through February 28, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by the Trust, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

6.The Investment Adviser is contractually obligated to limit expenses to 1.21% for Class W shares through March 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Mutual Funds, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Pro Forma Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

MM EME Fund	MM EME Fund
Pro Forma if only	Pro Forma if only	MM EME Fund
IAE Fund	IHD Fund	Pro Forma if both
Reorganization is	Reorganization is	Reorganizations
Approved1	Approved1	are Approved1

Class W2

Management Fees

Distribution and/or Shareholder Services (12b-1) Fees

Other Expenses

Total Annual Fund Operating Expenses

Waivers and Reimbursements

Total Annual Fund Operating Expenses after Waivers and Reimbursements

%	0.98	0.98	0.98

%
	N/A	N/A	N/A
%
	0.383	0.383	0.373

%
	1.36	1.36	1.35
%
	(0.16)4	(0.16)4	(0.15)4

%
	1.20	1.20	1.20

1.Expense information has been restated to reflect current contractual rates.

2.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

3.Other Expenses are based on estimated amounts for the current fiscal year.

4.The Investment Adviser is contractually obligated to limit expenses to 1.20% for Class W shares through March 1, 2028 (the “Expense Limitation Agreement”). The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees who are not “interested persons” as that term is defined by the 1940 Act. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Board. The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Mutual Funds, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Expense Examples

These Examples are intended to help you compare the cost of investing in shares of a Fund with the costs of investing in other funds. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the relevant Fund’s operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one- year period and the first two years of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		IAE Fund Common Shares				IHD Fund Common Shares				MM EME Fund Class W Shares1
	Share
	Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
	Sold or
$	Held	123	424	748	1,663	144	453	784	1,722	123	418	735	1,632

1.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

		MM EME Fund Pro Forma if only				MM EME Fund Pro Forma if				MM EME Fund Pro Forma if
		IAE Fund Reorganization is				only IHD Fund Reorganization				both Reorganizations are
			Approved				is Approved				Approved
	Share												10
Class	Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	Yrs
	Sold or
Class W1	$ Held	122	415	729	1,621	122	415	729	1,621	122	413	725	1,611

1.Shareholders of IAE Fund and IHD Fund would receive Class W shares of MM EME Fund in the Reorganizations.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance.

During the most recent fiscal year ended February 28, 2026, each of IAE Fund’s and IHD Fund’s portfolio turnover rate was 68% of the average value of its portfolio. During the most recent fiscal year ended October 31, 2025, MM EME Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

How do the Principal Investment Strategies compare?

Each Fund’s principal investment strategies are described in more detail in the table below. The Funds have a similar level of diversification and focus on emerging markets equity securities. However, MM EME Fund does not have an income objective, does not utilize an options strategy, and is managed in separate sleeves by three different Sub-Advisers. The Target Funds each have an income component of their investment objectives, use an options strategy and are managed only by one Sub-Adviser. Additionally, IAE Fund and MM EME Fund have different geographical focuses, with MM EME Fund having broader exposure across geographic regions than IAE Fund.

	IAE Fund	IHD Fund	MM EME Fund
Principal	Under normal market conditions,	Under normal circumstances,	Under normal circumstances,
Investment	the Fund seeks to achieve its	the Fund invests at least 80% of	the Fund invests at least 80% of
Strategies	investment objective by	its net assets (plus the amount	its net assets (plus the amount
	investing primarily in a portfolio	of any borrowings for investment	of any borrowings for investment
	of dividend yielding equity	purposes) in dividend-producing	purposes) in equity securities of
	securities of Asia Pacific	equity securities of, or	issuers in emerging markets. For
	companies. For purposes of the	derivatives having economic	purposes of this 80% policy,
	Fund's investments, Asia Pacific	characteristics similar to the	emerging markets means most
	companies are those that meet	equity securities of, issuers in	countries in the world except
	one or more of the following	emerging markets. For purposes	Australia, Canada, Japan, New
	factors: (i) whose principal	of this 80% policy, issuers in	Zealand, Hong Kong, Singapore,
	securities trading markets are in	emerging markets means	the United Kingdom, the United
	Asia Pacific countries; (ii) that	issuers in countries included in	States, and most of the
7
IAE Fund	IHD Fund	MM EME Fund

derive at least 50% of their total revenue or profit from either goods produced or sold, investments made or services performed in Asia Pacific countries; (iii) that have at least 50% of their assets in Asia Pacific countries; or (iv) that are organized under the laws of, or with principal offices in, Asia Pacific countries.

The Fund also seeks to enhance returns over a market cycle by selling call options on selected Asia Pacific Indices and/or equity securities of Asia Pacific companies and/or exchange- traded funds (“ETFs”).

Under normal circumstances, the Fund will seek to achieve its investment objective by investing primarily in dividend- producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, Asia Pacific companies that are listed and traded principally on Asia Pacific exchanges. The Sub-Adviser seeks to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI All Country Asia Pacific ex-Japan® Index (the “Index”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub- Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities by ranking each security relative to other securities within its region or sector, as applicable, using proprietary multi-factor models. The Sub-Adviser then uses optimization techniques to seek the MSCI Emerging Markets IndexSM (the “Index”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy. For purposes of satisfying its 80% investment policy, the Fund may also invest in derivatives and other synthetic instruments and other investment companies, including ETFs, as applicable, that provide investment exposure to, or exposure to risk factors associated with, the investment focus that the Fund’s name suggests.

The Sub-Adviser seeks to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the Index.

The Fund will invest in equity securities and will select securities based upon quantitative analysis. The Sub- Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub- Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using a proprietary multi-factor model. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio’s target dividend yield, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return.

countries of Western Europe. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes and other structured notes, real estate- related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”).

An emerging market issuer is one (i) that is organized under the laws of, or has a principal place of business in, an emerging market; (ii) for which the principal securities market is in an emerging market; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (iv) at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization.

The Fund may invest in bonds rated below investment grade (sometimes referred to as “high- yield securities”, “high-yield bonds”, or “junk bonds”).

The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forward foreign currency exchange contracts as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows.

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the

IAE Fund	IHD Fund	MM EME Fund

to achieve the portfolio’s target dividend yield, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub- Adviser believes will provide the potential for maximum total return.

In evaluating investments for the Fund, the Sub-Adviser, through its quantitative methods and models, takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub- Adviser expects that its quantitative methods and models will typically take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser's quantitative methods and models will rely primarily on factors identified through the Sub-Adviser's proprietary empirical research and on third-party evaluations of a company's ESG standing. ESG factors will be only one of many considerations in the evaluation of any potential investment; the extent to which ESG factors will affect the Sub- Adviser's decision to invest in a company, if at all, will depend on the operation of the Sub- Adviser's quantitative processes and the judgment of the Sub- Adviser.

The Fund also employs a strategy of writing (selling) call options on selected Asia Pacific indices and/or equity securities of Asia Pacific companies and/or ETFs, with the underlying value of such calls generally representing 0% to 50% of the value of its holdings in equity securities. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio. Call options will be written usually at-the-money, out-of-the- money or near-the-money and can be written both in exchange- listed option markets and over- the-counter markets with major

In evaluating investments for the Fund, the Sub-Adviser, through its quantitative methods and models, takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects that its quantitative methods and models will typically take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser's quantitative methods and models will rely primarily on factors identified through the Sub-Adviser's proprietary empirical research and on third-party evaluations of a company's ESG standing. ESG factors will be only one of many considerations in the evaluation of any potential investment; the extent to which ESG factors will affect the Sub- Adviser's decision to invest in a company, if at all, will depend on the operation of the Sub- Adviser's quantitative processes and the judgment of the Sub- Adviser.

The Fund’s Integrated Option Strategy: The Fund writes (sells) call options on selected ETFs, and/or international, regional or country indices of equity securities, and/or on equity securities, with the underlying value of such calls generally representing 15% to 50% of total value of the Fund’s portfolio. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio. Call options will be written usually at- the-money, out-of-the-money or near-the-money and can be written both in exchange-listed option markets and over-the- counter markets with major international banks, broker- dealers and financial institutions.

Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.

The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub- adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.

Nomura Investments Fund Advisers (“NIFA”), Sustainable Growth Advisers, LP (“SGA”), and Voya Investment Management Co. LLC (“Voya IM”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

IAE Fund	IHD Fund	MM EME Fund

international banks, broker- dealers and financial institutions. The Fund seeks to maintain written call options positions on selected international, regional or country indices and/or equity securities of Asia Pacific companies and/or ETFs whose price movements, taken in the aggregate, are correlated with the price movements of the Fund’s portfolio.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. In addition, Voya IM may sell securities to rebalance and reconstitute its investments in connection with such changes in the Index (as defined below).

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

NIFA

NIFA believes that, although market price and intrinsic business value are positively correlated in the long run, short- term divergences can emerge. NIFA seeks to take advantage of these divergences through a disciplined, fundamental, bottom-up approach. NIFA seeks to invest in companies with sustainable franchises when they are trading at a significant discount to NIFA’s conservative intrinsic value estimate. NIFA also prefers companies that have large market opportunities in which to deploy capital, ensuring that they grow faster than the overall economy.

Fundamental bottom-up research is the core of the investment process. NIFA’s fundamental research process can be broken down into two main components: analyzing a company’s sustainability and assessing its intrinsic value. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. Intrinsic value assessment is typically quantitatively driven by a number of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis. This bottom-up approach considers current and historical macro drivers that impact a firm’s ability to generate returns over the long-term.

IAE Fund	IHD Fund	MM EME Fund
SGA
SGA is focused on identifying
and owning the rare businesses
which generate predictable,
sustainable earnings and cash
flow growth over time with lower
variability. SGA’s objective is to
translate earnings growth into
portfolio returns. The companies
in which SGA invests have
unique characteristics that lead
to a high degree of predictability,
strong profitability, and well
above average earnings and
cash flow growth. These
characteristics include pricing
power, recurring revenues, and
secular growth opportunity, as
well as financial and
management strength. SGA’s
emerging markets growth
strategy focuses solely on the
companies they believe will also
benefit in a sustained way from
rising incomes and increasing
consumption within developing
economies.

Voya IM

To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the FTSE Emerging Plus Korea Select Factor Index (the “Index”). The Index is designed to capture exposure to a broad set of five factors that contribute to emerging equity market performance. These five factors are Low Volatility, Momentum, Quality, Size, and Value. As a result of the five factor selection process, the Index may be focused in one or more sectors, which may change from time to time. As of December 31, 2025, a portion of the Index was focused in the technology sector.

Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings, consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to

IAE Fund	IHD Fund	MM EME Fund
provide equity exposure to the
Fund’s cash position. Although
Voya IM attempts to track, as
closely as possible, the
performance of the Index, the
Fund’s portfolio does not always
perform exactly like the Index.
Unlike the Index, the Fund has
operating expenses and
transaction costs and therefore
has a performance disadvantage
versus the Index.
How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect Fund performance or cause a Fund to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

As reflected in the table below, the Funds have many of the same principal risks. Certain differences in the risk profiles of the Funds arise from differences in principal investment strategies, including the options strategies used by IAE Fund and IHD Fund that are not used by MM EME Fund. Additionally, MM EME Fund has a sleeve managed by Voya IM that uses a passive strategy that seeks to replicate the performance of the Index, which involves different risks from entirely actively managed funds like IAE and IHD.

Principal Risks	IAE Fund	IHD Fund	MM EME Fund
China Investing Risks: The Chinese economy is generally	✓	✓	✓

considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Significant portions of the Chinese securities markets may become rapidly illiquid because Chinese issuers have the ability to suspend the trading of their equity securities under certain circumstances, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events.
Political, regulatory and diplomatic events, such as the U.S.-China
“trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on related investments.
In addition, U.S. or foreign government restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Fund’s investment strategies, such as by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times.
China Investing Risks – Investing through Bond Connect:	✓	✓

Chinese debt instruments trade on the China Interbank Bond
Market (the “CIBM”) and may be purchased through a market
access program, known as “Bond Connect,” that is designed to, among other things, enable foreign (non-U.S.) investment in the
People’s Republic of China. There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of investing in debt instruments in other emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond
Connect are relatively new and subject to change, which may
adversely affect the Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments.
Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.
China Investing Risks – Investing through Stock Connect:	✓	✓	✓

Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the
12
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
Shenzhen Stock Exchange (“China A-Shares”) may be purchased
directly or indirectly through the Shanghai-Hong Kong Stock
Connect (“Stock Connect”), a mutual market access program
designed to, among other things, enable foreign investment in the
People’s Republic of China (“PRC”) via brokers in Hong Kong.
There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s
investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks.
Stock Connect can only operate when both PRC and Hong Kong
markets are open for trading and when banking services are
available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the
Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance.
China Investing Risks – Variable Interest Entities: Many	✓	✓	✓

Chinese companies use a structure known as a variable interest entity (a “VIE”) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The
Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is not made directly in the VIE (the actual Chinese operating company), but rather in a holding
company domiciled outside of China (a “Holding Company”) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than through equity ownership. The VIE (which the Fund is restricted from owning under Chinese law) is generally owned by Chinese nationals, and the Holding Company (in which the Fund invests)
holds only contractual rights (rather than equity ownership) relating to the VIE, typically including a contractual claim on the VIE’s profits. Shares of the Holding Company, in turn, are traded on exchanges outside of China and are available to non-Chinese
investors such as the Fund. While the VIE structure is a
longstanding practice in China, until recently, such arrangements had not been formally recognized under Chinese law. However, in late 2021, the Chinese government signaled its interest in
implementing filing requirement rules that would both affirm the legality of VIE structures and regulate them. How these filing requirements will operate in practice, and what will be required for approval, remains unclear. While there is optimism that these actions will reduce uncertainty over Chinese actions on VIEs, there is also caution given how unresolved the process is. Until these rules are finalized, and potentially afterwards depending on how they are implemented, there remains significant uncertainty
associated with VIE investments. There is a risk that the Chinese government may cease to tolerate VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. In such a scenario, the
Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding
Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute between the
Holding Company investors and the Chinese owners of the VIE, the
Holding Company’s contractual claims with respect to the VIE may be unenforceable in China, thus limiting the remedies and rights of
Holding Company investors such as the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual
arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business
registration certificates, financial data and licensing arrangements
(sometimes referred to as “chops”), are used without authorization.
In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. Such legal uncertainty may be exploited against the interests of the Holding Company investors such as the Fund. The Fund will typically have little or no ability to
13
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
influence the VIE through proxy voting or other means because it is not a VIE owner/shareholder. Foreign (non-U.S.) companies listed on U.S. stock exchanges, including companies using the VIE
structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the
Public Company Accounting Oversight Board, or other U.S.
regulators. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them
valueless.
Company: The price of a company’s stock could decline or	✓	✓	✓

underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the
company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that			✓

are convertible into or exercisable for common stocks at a stated
price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
Credit: The Fund could lose money if the issuer or guarantor of a			✓

debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
Currency: To the extent that the Fund invests directly or indirectly	✓	✓	✓

in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.
dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions. Currency rates may fluctuate significantly over short periods of time.
Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by the U.S. or foreign
(non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the U.S. or abroad.
Derivative Instruments: Derivative instruments are subject to a	✓	✓	✓

number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund.
Therefore, the purchase of certain derivatives may have an
economic leveraging effect on the Fund and exaggerate any
increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or
substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash
investment. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, reference rate, or index.
Derivatives include, among other things, swap agreements,
options, forward foreign currency exchange contracts, and futures.
Certain derivatives in which the Fund may invest may be negotiated over-the-counter with a single counterparty and as a result are
14
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying instruments may experience periods of illiquidity which could cause the Fund to hold a position it might otherwise sell, or to sell a position it otherwise might hold at an inopportune time or price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements.
The European Union (and other jurisdictions outside of the
European Union, including the United Kingdom) has implemented or is in the process of implementing similar requirements, which may affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. Because these requirements continue to evolve, their ultimate impact remains unclear. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and, in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks.
Dividend: Companies that issue dividend yielding equity securities	✓	✓

are not required to continue to pay dividends on such securities.
Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the
Fund’s ability to execute its investment strategy may be limited.
Environmental, Social, and Governance (Equity): A Sub-			✓

Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. A Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the
Fund’s assets that will be invested in companies that a Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to a Sub-
Adviser’s assessment of ESG factors than other comparable
mutual funds. There can be no assurance that an investment
selected by a Sub-Adviser, which includes its consideration of ESG factors, when available, will provide more favorable investment performance than another potential investment, and such an
investment may, in fact, underperform other potential investments.
Environmental, Social, and Governance (Multi-Manager): The			✓

Investment Adviser’s consideration of ESG factors in selecting sub-
advisers for the Fund is based on information that is not
standardized, some of which can be qualitative and subjective by nature. There is no minimum percentage of the Fund’s assets that will be allocated to sub-advisers that consider ESG factors as part of their investment processes, and the Investment Adviser may choose to select sub-advisers that do not consider ESG factors as part of their investment processes. It is possible that the Fund will have less exposure to ESG-focused strategies than other
comparable mutual funds. There can be no assurance that a sub-
adviser selected by the Investment Adviser, which includes its consideration of ESG factors, when available, will provide more favorable investment performance than another potential sub-
adviser, and such a sub-adviser may, in fact, underperform other potential sub-advisers.
15
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
Environmental, Social, and Governance (Quantitative): The	✓	✓

Sub-Adviser’s consideration of ESG factors in selecting
investments for the Fund depends on the operation of quantitative methods and models whose design reflects qualitative and
subjective judgments of the Sub-Adviser, including reliance on, or incorporation of, data in respect of ESG factors that may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the
Fund’s assets that will be invested in companies that the Sub-
Adviser views favorably in light of ESG factors, and the Sub-
Adviser may not invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the
Fund will have less exposure to certain companies due to the Sub-
Adviser’s assessment of ESG factors than other comparable
mutual funds. There can be no assurance that an investment
selected by the Sub-Adviser, which includes its consideration of
ESG factors, when available, will provide more favorable
investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Focused Investing (Index Sleeve): Although the Fund overall is			✓

actively managed, a sleeve of the Fund is managed pursuant to a
“passive management” approach designed to track the
performance of an index (the “Index Sleeve”). To the extent that the
Index Sleeve’s benchmark or other index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Index Sleeve may allocate its investments to approximately the same extent as the index as part of its
investment strategy. As a result, the Index Sleeve may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector, market segment, or geographic area in which the Index Sleeve focuses its investments, and if securities of such industry, sector, market segment, or geographic area fall out of favor, the Index Sleeve could underperform, or be more volatile than, a fund that has greater diversification.
• Technology Sector: Investments in companies involved in
the technology sector are subject to significant competitive pressures, such as aggressive pricing of products or
services, new market entrants, competition for market
share, short product cycles due to an accelerated rate of
technological developments, evolving industry standards,
changing customer demands, and the potential for limited
earnings and/or falling profit margins. The failure of a
company to adapt to such changes could have a material
adverse effect on the company’s business, results of
operations, and financial condition. These companies also
face the risks that new services, equipment, or
technologies will not be accepted by consumers and
businesses or will become rapidly obsolete. These factors
can affect the profitability of these companies and, as a
result, the values of their securities. Many companies
involved in the technology sector have limited operating
histories, and prices of these companies’ securities
historically have been more volatile than those of many
other companies’ securities, especially over the short term.
Foreign (Non-U.S.) Investments/Developing and Emerging	✓	✓	✓

Markets: Investing in foreign (non-U.S.) securities may result in the
Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on
sovereign debt; and political changes or diplomatic developments,
16
Principal Risks	IAE Fund	IHD Fund	MM EME Fund

which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

To the extent the Fund invests in securities of issuers in markets outside the U.S., its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social, and economic conditions and limited or ineffectual judicial systems; wars; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting, auditing and financial reporting standards and practices; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses.

Economic or other sanctions imposed on a foreign (non-U.S.) country or issuer by the U.S. or on the U.S. by a foreign (non-U.S.) country, could impair the Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. In addition, foreign withholding or other taxes could reduce the income available for distribution to shareholders, and special U.S. tax considerations could apply to foreign (non-U.S.) investments. Depositary receipts are subject to risks of foreign (non-U.S.) investments and might not always track the price of the underlying foreign (non-U.S.) security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.

The United Kingdom (the “UK”) left the European Union (the “EU”) on January 31, 2020 (commonly known as “Brexit”). The UK and the EU entered into a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship from January 1, 2021, but uncertainty remains in certain areas regarding the future UK-EU relationship.

From January 1, 2021, EU laws ceased to apply in the UK, with many being assimilated into UK law. The UK government has enacted legislation to repeal, replace or make substantial amendments to these laws, with a view to them being replaced by purely domestic legislation. The process of revoking EU laws and replacing them with bespoke UK laws has already begun, creating unpredictable consequences for financial markets and investments. Brexit could significantly impact the UK, European, and global macroeconomic conditions, leading to prolonged political, legal,

Principal Risks	IAE Fund	IHD Fund	MM EME Fund
regulatory, tax, and economic uncertainty. This uncertainty may affect opportunities, pricing, availability, and cost of financing, regulation, values, or exit opportunities of companies or assets based in, doing business with, or having significant relationships in the UK or EU.
Additionally, certain European countries have developed
increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Moreover, the national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of
European countries may be subject to change and such countries may experience social and political unrest.
Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on
international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile
currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less developed or liquid markets. In certain emerging market countries, governments participate to a significant degree, through ownership or regulation, in their respective economies.
Action by these governments could have a significant adverse effect on market prices of securities and payments of dividends.
The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign (non-U.S.) countries. Investors in foreign
(non-U.S.) countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of
Justice and other authorities to bring and enforce actions against foreign (non-U.S.) issuers or persons is limited. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increases the likelihood of a “failed settlement.” Failed settlements can result in losses.
In addition, the Holding Foreign Companies Accountable Act (the
“HFCAA”) could cause securities of a foreign (non-U.S.) company, including American Depositary Receipts, to be delisted from U.S.
stock exchanges if the company does not allow the U.S.
government to oversee the auditing of its financial information.
Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.
Growth Investing: Prices of growth-oriented stocks are more			✓

sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more
volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.

Principal Risks	IAE Fund	IHD Fund	MM EME Fund
High-Yield Securities: Lower-quality securities including securities			✓

that are or have fallen below investment grade (commonly referred to as “junk bonds”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers’ long-
term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more
volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Index Strategy (Sleeve): Although the Fund overall is actively			✓

managed, a sleeve of the Fund is managed pursuant to a “passive management” approach designed to track the performance of an index (the “Index Sleeve”). The index selected may underperform the overall market. The Index Sleeve will not use defensive
positions or attempt to reduce its exposure to poor performing securities in the index. The Index Sleeve may underperform other funds that invest more broadly. Errors in index data, index
computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Index Sleeve. The
correlation between the Index Sleeve’s performance and index performance may be affected by the Fund’s expenses and the
timing of purchases and redemptions of the Fund’s shares. In addition, the Index Sleeve’s actual holdings might not match the index and the Index Sleeve’s effective exposure to index securities at any given time may not precisely correlate.
Initial Public Offerings: Investments in IPOs and companies that			✓

have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that the IPOs in which the
Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the
IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in
IPOs on the Fund’s return will decline.
Interest Rate: A rise in market interest rates generally results in a			✓

fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and
increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns.
If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to
heightened volatility. In the case of inverse debt instruments, the interest rate paid by the debt instruments is a floating rate, which will generally decrease when the market rate of interest to which
19
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
the inverse debt instruments are indexed increases and will
increase when the market rate of interest to which the inverse debt instruments are indexed decreases. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.
Investment Model: A Sub-Adviser’s proprietary investment model			✓

may not adequately take into account existing or unforeseen
market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively
managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the
analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design,
development, implementation, application, and maintenance of the models (e.g., stale or inaccurate data, human error, programming or other software issues, coding errors, and technology failures)
may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
Investment Model: The Sub-Adviser’s proprietary investment	✓	✓

model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Proprietary investment models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the
interplay of market factors and do not assure successful
investment. The markets, or the price of individual securities, may be affected by factors not foreseen in the construction of the proprietary investment models. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during
periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant.
Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The
Fund’s volatility may not be lower than that of the Fund’s Index during all market cycles due to market factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design, development, implementation, application, and maintenance of the models (e.g., stale or inaccurate data, human error, programming or other software issues, coding errors, and technology failures)
may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
Liquidity: If a security is illiquid, the Fund might be unable to sell	✓	✓	✓

the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the
Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities,
20
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
and the risks associated with illiquid securities may be 10 greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
Manager: The Fund is subject to manager risk because it is an	✓	✓

actively managed investment portfolio. The Investment Adviser, the
Sub-Adviser, or each individual portfolio manager will make
judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. the Fund’s portfolio may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the
selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Many
managers of equity funds employ styles that are characterized as
“value” or “growth.” However, these terms can have different applications by different managers. One manager’s value approach may be different from that of another, and one manager’s growth approach may be different from that of another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or
“deeper discount” to a company’s net worth than other value
managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Market: The market values of securities will fluctuate, sometimes	✓	✓	✓

sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market	✓	✓	✓

capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-
capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly
available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Market Disruption and Geopolitical: The Fund is subject to the	✓	✓	✓

risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the
increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments
(such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased
21
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For
example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other
consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in
February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund’s investments,
including beyond the Fund’s direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial
institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the
Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall
performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Operational: The Fund, its service providers, and other market	✓	✓

participants increasingly depend on complex information
technology and communications systems to conduct business
functions. These systems are subject to a number of different threats or risks, including operational and information security risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt
technologies, processes, and practices intended to mitigate these risks.
Operational failures, cyber-attacks, systems failures, processing errors, or human error may result in losses to the Fund, impede trading, disrupt portfolio management, or otherwise impair the
Fund’s operations.

Principal Risks	IAE Fund	IHD Fund	MM EME Fund
The use of artificial intelligence (“AI”), including generative AI, and machine learning could exacerbate operational and information security risks, including through increased automation, reliance on third‑party data or models, or the potential for model error, misuse, or data compromise, or result in cyber security incidents that implicate personal data.
Information relating to the Fund’s investments is delivered
electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.
The Fund has limited ability to prevent or mitigate cybersecurity or operational incidents affecting third‑party service providers, and such incidents may result in financial losses or additional costs to the Fund and its shareholders.
Option Writing: When the Fund writes a covered call option on a	✓	✓

security, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security.
When the Fund writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s term. While the amount of the Fund’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited.
When writing a covered call option, the Fund may be unable to sell the underlying security during the term of the option, including to take advantage of new investment opportunities. If a covered call option written by the Fund expires unexercised, the Fund will realize a capital gain equal to the premium received at the time the option was written; however, in return for the premium received, the
Fund gives up the opportunity to profit from any price increase in the underlying security above the exercise price during the term of the option, and, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.
There can be no assurances that the option strategy will be
effective and that the Fund will be able to exercise a transaction at a desirable price and time.
Other Investment Companies: The main risk of investing in other	✓	✓	✓

investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease.
Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or
different risks than those to which the Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. Additional risks of investments in ETFs include that: (i) an
23
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’
officials deem such action appropriate, the shares are delisted from an exchange, or the activation of market-wide “circuit breakers”
(which are tied to large decreases in stock prices) halts trading of an ETF’s shares. In addition, shares of ETFs may trade at a
premium or discount to net asset value and are subject to
secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Preferred Stocks: Preferred stock generally has preference over			✓

common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.
Prepayment and Extension: Many types of debt instruments are			✓

subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a
premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected.
Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts:			✓

Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks:	✓	✓	✓

“investment risk” and “borrower default risk.” When lending
securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed
security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

24
Principal Risks	IAE Fund	IHD Fund	MM EME Fund
The Fund seeks to minimize investment risk by limiting the
investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Fund will be protected to the extent the Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. The Fund is protected by its securities lending agent, which has agreed to indemnify the Fund from losses resulting from borrower default.
Value Investing: Securities that appear to be undervalued may			✓

never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they
generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and
industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
How do the Fundamental Policies of the Funds compare?

Each Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of a Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of a Fund are present in person or represented by proxy; or (ii) more than 50% of a Fund’s outstanding voting securities.

The Funds’ fundamental policies are generally similar, but there are certain differences in the wording, scope, and application of those policies. One principal difference is that MM EME Fund’s concentration policy includes additional language permitting investments in other management investment companies to the extent permitted by the 1940 Act and applicable relief. MM EME Fund’s policies on making loans, purchasing or selling real estate, and purchasing or selling commodities include broader or more detailed exceptions than the relevant Target Fund policies. Finally, although all of the Funds are classified as diversified funds which requires shareholder approval to change, the Target Funds do not have a fundamental policy on diversification, while MM EME Fund does. The chart below provides a side-by-side comparison of the fundamental policies of the Target Funds and MM EME Fund.

IAE Fund and IHD Fund1	MM EME Fund
Concentration:	Concentration:
The Fund may not purchase a security, if as a result, more than	The Fund may not purchase any securities which would cause
25% of the value of its total assets would be invested in	25% or more of the value of its total assets at the time of
securities of one or more issuers conducting their principal	purchase to be invested in securities of one or more issuers
business activities in the same industry or group of [related]	conducting their principal business activities in the same
industries, provided that this limitation shall not apply to	industry, provided that: (i) there is no limitation with respect to
obligations issued or guaranteed by the U.S. government or its	obligations issued or guaranteed by the U.S. government, or
agencies and instrumentalities.	tax-exempt securities issued by any state or territory of the
United States, or tax-exempt securities issued by any of their agencies, instrumentalities or political subdivisions; and (ii)
notwithstanding this limitation or any other fundamental
investment limitation, assets may be invested in the securities of one or more management investment companies to the
extent permitted by the 1940 Act, the rules and regulations
thereunder and any exemptive relief obtained by the Fund.

IAE Fund and IHD Fund1	MM EME Fund
Diversification:	Diversification:
While the Target Funds do not have a fundamental policy with	The Fund may not purchase securities of any issuer if, as a
respect to diversification, each Fund is classified as a	result, with respect to 75% of the Fund’s total assets, more
diversified, closed-end management investment company.	than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any
issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or investments in securities of other investment companies.
Making Loans:	Making Loans:
The Fund may not make loans to other persons, except by (a)	The Fund may not make loans, except to the extent permitted
the acquisition of obligations in which the Fund is authorized to	under the 1940 Act, including the rules, regulations,
invest in accordance with its investment objectives and policies,	interpretations and any exemptive relief obtained by the Fund.
(b) entering into repurchase agreements and (c) lending its
portfolio securities.

Issuing Senior Securities:	Issuing Senior Securities:
The Fund may not issue any senior security, except to the	The Fund may not issue senior securities except to the extent
extent permitted by the 1940 Act[, including the rules,	permitted by the 1940 Act, the rules and regulations thereunder
regulations, interpretations thereunder and any exemptive relief	and any exemptive relief obtained by the Fund.
obtained by the Fund].

Purchasing or Selling Real Estate:	Purchasing or Selling Real Estate:
The Fund may not purchase or sell real estate, although it may	The Fund may not purchase or sell real estate, except that the
purchase and sell securities which are secured by interests in	Fund may: (i) acquire or lease office space for its own use; (ii)
real estate, securities of issuers which invest or deal in	invest in securities of issuers that invest in real estate or
investment trusts and other securities that represent a similar	interests therein; (iii) invest in mortgage-related securities and
indirect interest in real estate. The Fund reserves the freedom	other securities that are secured by real estate or interests
of action to hold and to sell real estate acquired as a result of	therein; or (iv) hold and sell real estate acquired by the Fund as
the ownership of securities.	a result of the ownership of securities.

Purchasing or Selling Commodities:	Purchasing or Selling Commodities:
The Fund may not purchase or sell commodities or commodity	The Fund may not purchase or sell physical commodities,
contracts for the purposes except to the extent permitted by	unless acquired as a result of ownership of securities or other
applicable law without the Fund becoming subject to	instruments (but this shall not prevent the Fund from
registration with the Commodity Futures Trading Commission	purchasing or selling options and futures contracts or from
as a commodity pool.	investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Borrowing:	Borrowing:
The Fund may not borrow money, except to the extent	The Fund may not borrow money, except to the extent
permitted under the 1940 Act, including the rules, regulations,	permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder and any exemptive relief obtained by	interpretations thereunder and any exemptive relief obtained by
the Fund.	the Fund.

IAE Fund and IHD Fund1	MM EME Fund
Underwriting Securities:	Underwriting Securities:
The Fund may not underwrite securities issued by other	The Fund may not underwrite any issue of securities within the
persons, except insofar as it may technically be deemed to be	meaning of the 1933 Act except when it might technically be
an underwriter under the Securities Act of 1933, as amended	deemed to be an underwriter either: (i) in connection with the
(the “1933 Act”), in selling or disposing of a portfolio	disposition of a portfolio security; or (ii) in connection with the
investment, or participating in a secondary offering of a portfolio	purchase of securities directly from the issuer thereof in
investment.	accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.
Purchase of Securities on Margin:	Purchase of Securities on Margin:
The Fund may not purchase securities on margin (but the Fund	Not applicable.
may obtain such short-term credits as may be necessary for
the clearance of purchases and sales of securities). The
purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin.

1.Bracketed language applies only to IHD Fund.

How do the purchase, exchange, and redemption policies of the Funds compare?

The common shares of the Target Funds, each a closed-end fund, are listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. Shares of the Target Funds do not have any exchange rights.

The Surviving Fund, an open-end fund, continuously offers new shares. As an open-end fund with multiple share classes, the Surviving Fund has detailed information regarding how to buy shares, minimum initial investment amount, tax information, payments to broker-dealers and intermediaries, exchanging shares, concerning frequent purchases and redemptions, and redeeming shares. Following the Reorganizations, shareholders of the Target Funds will receive Class W shares of the Surviving Fund for their Common Shares. Shareholders receiving Class W shares in the Reorganizations are expected to be permitted to continue to hold such shares and, subject to applicable policies and procedures, may be permitted to make additional investments in Class W shares following the Reorganizations. If a Reorganization is effected, current Target Fund shareholders, as shareholders of the Surviving Fund, would be able to exchange their Class W shares received in the Reorganizations for shares of another class of the Surviving Fund for which they are eligible. Such shareholders should consult their tax advisers regarding the potential tax consequences of such an exchange. Different share classes may have different fees and expenses and shareholders should consider those fees and expenses when considering an exchange to a share class other than Class W.

Additional details for buying, selling and exchanging Class W shares of MM EME Fund are included in Appendix B.

How does the performance of the Funds compare?

The following information is intended to help you understand the risks of investing in the Funds. The Surviving Fund has superior one-year performance as compared to the Target Funds, and has stronger performance relative to IAE Fund and IHD Fund at market price over a number of prior periods. There are also periods during which IAE Fund and IHD Fund outperformed the Surviving Fund. The following bar charts show the changes in each Fund’s performance from year to year, and the table compares each Fund’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Fund for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of the Common Shares for the Target Funds and Class W shares for MM EME Fund. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Each Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800- 992-0180.

IAE Fund

IAE Fund’s performance prior to May 6, 2019 reflects returns achieved by a different sub-adviser and pursuant to a different investment objective and principal investment strategies. If IAE Fund’s current sub-adviser, objective and strategies had been in place for the prior period, the performance information shown would have been different.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd Quarter 2020, 15.78% and Worst quarter: 1st Quarter 2020, -21.72%

Average Annual Total Returns %

(for the periods ended December 31, 2025)

	1	5	10	Since	Inception
	Year	Years	Years	Inception	Date
Voya Asia Pacific High Dividend Equity Income Fund at Market Value1%	34.43	8.11	8.49	N/A	3/27/2007
MSCI All Country Asia Pacific ex-Japan® Index1%	29.56	4.19	8.47	N/A

1.The index returns do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

IHD Fund

IHD Fund’s performance prior to May 6, 2019 reflects returns achieved by a different sub-adviser and pursuant to a different investment objective and principal investment strategies. If IHD Fund’s current sub-adviser, objective and strategies had been in place for the prior period, the performance information shown would have been different.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th Quarter 2020, 15.19% and Worst quarter: 1st Quarter 2020, -24.23%

Average Annual Total Returns %

(for the periods ended December 31, 2025)

	1	5	10	Since	Inception
	Year	Years	Years	Inception	Date
Voya Emerging Markets High Dividend Equity Fund at Market Value1%	40.11	8.60	9.17	N/A	4/26/2011
MSCI Emerging Markets IndexSM 1%	33.57	4.20	8.42	N/A

1.The index returns do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

MM EME Fund

In 2024, the Investment Adviser changed MM EME Fund’s primary benchmark from the MSCI Emerging Markets IndexSM to the MSCI ACWI ex-U.S. IndexSM in accordance with changes to regulatory disclosure requirements. MM EME Fund continues to use the MSCI Emerging Markets IndexSM as an additional benchmark that the Investment Adviser believes more closely reflects MM EME Fund’s principal investment strategies.

On July 14, 2023, SGA was added as an additional sub-adviser and Van Eck Associates Corporation (which served as a sub-adviser from August 24, 2015 to June 30, 2023) was removed as a sub-adviser. On August 9, 2019, Voya IM was added as a sub-adviser and J.P. Morgan Investment Management Inc. (which served as a sub-adviser from October 11, 2011 to August 9, 2019) was removed as a sub-adviser. Each change to the sub-advisers resulted in changes to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different.

Calendar Year Total Returns Class W (as of December 31 of each year)

Best quarter: 2nd Quarter 2020, 24.02% and Worst quarter: 1st Quarter 2020, -26.86%

Average Annual Total Returns %
(for the periods ended December 31, 2025)
		1	5	10	Since	Inception
		Year	Years	Years	Inception	Date
Class W before taxes	%	46.05	4.48	8.48	N/A	10/11/2011
After tax on distributions	%	43.18	2.19	6.94	N/A
After tax on distributions with sale	%	27.76	2.55	6.24	N/A
MSCI ACWI ex-US IndexSM 1%		32.39	7.91	8.41	N/A
MSCI Emerging Markets IndexSM 1%		33.57	4.20	8.42	N/A

1.The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

How does the management of the Funds compare?

The following table describes the management of the Funds. A discussion of the basis for the Board's approval of the advisory and sub-advisory agreements noted below is available in a Fund's Form N-CSR filings with the SEC as follows: 1) for each of IAE Fund and IHD Fund, Form N-CSR for the fiscal period ended February 28, 2026; and 2) for MM EME Fund, Form N-CSR for the fiscal period ended October 31, 2025.

	IAE Fund	IHD Fund	MM EME Fund
Investment Adviser	Voya Investments, LLC	Voya Investments	Voya Investments
(“Voya Investments”)
Management Fee	1.05%	1.15%	Actively Managed Assets2
	(as a percentage of	(as a percentage of	1.100% on assets
	Managed Assets1)	Managed Assets1)
Passively Managed Assets3
0.700% on assets
Sub-Adviser	Voya Investment	Voya IM	Nomura Investments Fund
	Management		Advisers (“NIFA”)
Co. LLC (“Voya IM”)
Sustainable Growth
Advisers, LP (“SGA”)
Voya IM
Sub-Advisory Fee	0.473%	0.518%	For information on MM EME
	(as a percentage of average	(as a percentage of average	Fund’s annual sub-advisory
	daily Managed Assets1	daily Managed Assets1	fee rate, please
	allocated to the Sub-	allocated to the Sub-	see the paragraph
	Adviser)	Adviser)	immediately following this
table.
Portfolio Managers	Susanna Jacob	Susanna Jacob	Voya Investments
	(since 9/2023)	(since 9/2023)	Lanyon Blair, CFA, CAIA
	Russell Shtern, CFA	Russell Shtern, CFA	(since 5/2023)
	(since 10/2025)	(since 10/2025)	Barbara Reinhard, CFA
	Kai Yee Wong	Kai Yee Wong	(since 5/2023)
	(since 10/2025)	(since 10/2025)
29

NIFA

Liu-Er Chen, CFA

(since 10/2011)

SGA

HK Gupta

(since 7/2023)

Kishore Rao

(since 7/2023) Alexandra Lee (since 3/2025)

Voya IM
Mark Buccigross
(since 2/2025)
Kai Yee Wong
(since 8/2019)
Distributor	Voya Investments	VID	VID
Distributor, LLC
(“VID” or the “Distributor”)

1.“Managed Assets” shall mean the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares).

2.“Actively Managed Assets” shall mean assets which are not “Passively Managed Assets.”

3.“Passively Managed Assets” shall mean assets which are managed with a goal of replicating an index.

For sub-advisory services rendered during the fiscal year ended October 31, 2025, for MM EME Fund, the Investment Adviser paid (i) Voya IM, an affiliate of the Investment Adviser, sub-advisory fees of $385,692, which represented approximately 0.187% of MM EME Fund’s average daily net assets for that fiscal year, and (ii) NIFA and SGA, each an unaffiliated sub-adviser, aggregate sub-advisory fees of $653,142, which represented approximately 0.317% of MM EME Fund’s average daily net assets for that fiscal year. For purposes of calculating the annual sub-advisory fees, the assets of MM EME Fund are aggregated with assets for Voya VACS EME Fund.

      Boards of Trustees

The business and affairs of each Fund are managed under the direction of the Board according to the applicable laws of the State of Delaware. The Board governs each Fund and is responsible for protecting the interests of shareholders. The members of the Board are experienced executives who oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance.

Investment Adviser

Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.

Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

Voya Investments’ principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

Sub-Advisers

NIFA is a series of Nomura Investment Management Business Trust (“NIMBT”), a Delaware statutory trust, which is registered with the SEC as an investment adviser. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operated through several distinct investment managers, which include NIMBT and its NIFA series. NIFA’s principal business address is 610 Market Street, Philadelphia, Pennsylvania 19106.

SGA is a Delaware limited partnership. SGA is a registered investment adviser and provides investment advice to institutional and individual clients, private investment companies, and mutual funds. SGA’s principal business address is 301 Tresser Boulevard, Suite 1310, Stamford, Connecticut 06901.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM’s principal business address is 200 Park Avenue, New York, New York 10166.

MM EME Fund - The Multi-Manager Approach

The Investment Adviser allocates MM EME Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of MM EME Fund’s assets to seek to manage MM EME Fund’s overall risk exposure, to achieve MM EME Fund’s desired risk/return profile, and to effect MM EME Fund’s investment strategies. NIFA, SGA, and Voya IM are the sub-advisers of MM EME Fund. The Investment Adviser may change the allocation of MM EME Fund’s assets between the sub-advisers as it determines necessary to pursue MM EME Fund’s investment objective.

The Investment Adviser will determine what it believes to be the optimal allocation of the assets under management among MM EME Fund’s sub-advisers. Subsequent inflows and outflows will be allocated between MM EME Fund’s sub- advisers to maintain the Investment Adviser’s determined allocation.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Funds, as designated in the table above.

Lanyon Blair, CFA, CAIA, Portfolio Manager, joined Voya IM in 2015 and is Head of Manager Research and Selection for Multi-Asset Strategies and Solutions (“MASS”). He is responsible for manager research and selection activities across all asset classes for the MASS group’s multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a consultant with FactSet Research Systems where he worked closely with equity, fixed income, and real estate research teams.

Mark Buccigross, Portfolio Manager, is on the quantitative equity team at Voya IM. Prior to joining Voya IM, he worked as an equity trader at State Street Global Advisors, where he was responsible for supporting U.S., Canada, and emerging market portfolio managers across fundamental active, active quantitative, and passive strategies. Prior to that, Mr. Buccigross held a similar position at GE Asset Management.

Liu-Er Chen, CFA, Managing Director and Chief Investment Officer-Emerging Markets and Healthcare, heads Nomura’s global emerging markets team. Prior to joining a predecessor entity of Nomura’s in 2006, he spent nearly 11 years at Evergreen Investment Management Company.

HK Gupta, Principal, Analyst, and Portfolio Manager on the SGA Investment Committee also sits on the SGA Executive Committee. He has been with SGA since 2014. He is a portfolio manager of SGA’s US Large Cap Growth, Global Growth, and Emerging Markets Growth Portfolios. Prior to joining SGA, Mr. Gupta was a Senior Analyst at MDR Capital Management and an Associate Managing Director at Iridian Asset Management. Prior to that, he worked as an Investment Banking Associate at Bank of America Merrill Lynch and advised industrials and financials clients on private placements and M&A. Prior to that, Mr. Gupta spent three years in the industry as a Product and Program Manager at Amazon.com and led the launch of Amazon’s Japanese and German merchant platforms.

Susanna Jacob, Portfolio Manager, head of strategy research for Multi-Asset Strategies and Solutions (MASS) at Voya IM, responsible for research and design for multi-asset and systematic strategies. Previously at Voya, she was a quantitative strategist for MASS. Prior to joining Voya, Ms. Jacob was part of the startup investment team at Quadratic Capital, founded as a multi-asset absolute return global macro strategy, responsible for bottom-up quantitative modelling and investment insights. Prior to that, she was a director at BlackRock, where her responsibilities included systematic trading processes, leveraging high frequency insights and contributing to innovative quantitative research for the scientific active equity and global macro portfolios. Previously, Ms. Jacob worked at Citadel, developing and enhancing research and implementation of derivatives trading strategies, and at Goldman Sachs, where she helped transform the quantitative efforts in algorithmic trading for institutional investors.

Alexandra Lee, Principal, Analyst, and Portfolio Manager on the SGA Investment Committee also sits on the SGA Executive Committee. She has been with SGA since 2004. She is a portfolio manager of SGA’s Global Growth, International Growth and Emerging Markets Growth Portfolios. Prior to joining SGA, Ms. Lee was an Associate Director and an equity analyst at Bear Stearns. Prior to that, she was employed at JP Morgan as an equity research analyst.

Kishore Rao, Principal, Analyst, and Portfolio Manager on the SGA Investment Committee also sits on the SGA Executive Committee. He has been with SGA since 2004. He is a portfolio manager of SGA’s US Large Cap Growth, Global Growth, International Growth, and Emerging Markets Growth Portfolios. Prior to joining SGA, Mr. Rao was a member of the investment team at Trident Capital and was a Founder and General Manager of the Street Events division of CCBN. Prior to that, he was an Investment Analyst at Tiger Management following healthcare services and software companies and an analyst at Wellington Management following semiconductor equipment.

Barbara Reinhard, CFA, Portfolio Manager, joined Voya IM in 2016 and is the head of asset allocation for Multi-Asset Strategies and Solutions (“MASS”). She is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, she spent 20 years at Morgan Stanley.

Russell Shtern, CFA, Portfolio Manager, joined Voya IM in 2022. Prior to joining Voya IM, he served as a senior portfolio manager at Franklin Templeton’s Investment Solutions group (2020-2022) where he was responsible for managing smart beta and active multi-factor equity strategies. Prior to that, Mr. Shtern was head of equity portfolio management and trading and a member of the global equity management team for QS Investors (a Legg Mason affiliate), a quantitative multi-asset and equity manager (2014-2020).

Kai Yee Wong, Portfolio Manager, joined Voya IM in 2012 and is responsible for the portfolio management of the index, active quantitative, and smart beta strategies. Prior to that, she worked as a senior equity portfolio manager at Northern Trust (2003-2009) where she was responsible for managing various global indices, including developed, emerging, real estate, Topix, and socially responsible benchmarks.

MMEME Fund’s Statement of Additional Information provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers, and the securities each portfolio manager owns in the Fund.

The Distributor

VID, a Delaware limited liability company, is the principal underwriter and distributor of each Fund. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. See “Principal Underwriter” in the SAI.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of the Funds?

IAE Fund and IHD Fund are each organized as a Delaware statutory trust. MM EME Fund is organized as a series of Voya Mutual Funds, a Delaware statutory trust. Each Fund is governed by a Board of Trustees comprised of the same eight members, seven of whom are independent or disinterested persons, which means they are not “interested persons” of each Fund, as defined in Section 2(a)(19) of the 1940 Act. For more information about the Funds, see each Target Fund’s Form N- CSR covering the period ended February 28, 2026 and MM EME Fund’s Statement of Additional Information dated February 28, 2026, as supplemented, which are incorporated by reference into this Proxy Statement/Prospectus.

The key differences are described in the table below:

IAE Fund	IHD Fund	MM EME Fund
Election of Trustees:	Election of Trustees:	Election of Trustees:
When a quorum is present at any	When a quorum is present at any	If a quorum is present at a meeting, an
meeting, a majority of the Shares	meeting, a majority of the Shares	affirmative vote by the holders of
voted shall decide any questions and	voted shall decide any questions and	record of Interests (as defined herein)
a majority of the Shares voted shall	a majority of the Shares voted shall	in the trust (“Holders”) present, in
elect a Trustee, except when a larger	elect a Trustee, except when a larger	person or by proxy, holding more than
vote is required by any provisions of	vote is required by any provisions of	50% of the Interests (or class or series
the Declaration of Trust or by	the Declaration of Trust or by	thereof) of the Holders present, either
applicable law.	applicable law.	in person or by proxy, at such meeting
constitutes the action of the Holders,
unless the 1940 Act, other applicable
law, the Declaration of Trust or the By-
Laws of the Trust requires a greater
number of affirmative votes.

	IAE Fund		IHD Fund	MM EME Fund
Removal of Trustees:		Removal of Trustees:		Removal of Trustees:
Any of the Trustees may be removed		Any of the Trustees may be removed		Any of the Trustees may be removed
(provided the aggregate number of		(provided the aggregate number of		with or without cause by the
Trustees after such removal shall not		Trustees after such removal shall not		affirmative vote of the Holders of two-
be less than three) for cause only,		be less than three) for cause only,		thirds (2/3) of the units of interest into
and not without cause, and only by		and not without cause, and only by		which the beneficial interest in the
action taken by a majority of the		action taken by a majority of the		Trust and each series of the Trust
remaining Trustees followed by the		remaining Trustees followed by the		shall be divided from time to time
vote of the holders of at least		vote of the holders of at least		(“Interests”)	or	(provided		the
seventy-five percent (75%) of the		seventy-five percent (75%) of the		aggregate number of Trustees, after
Shares then entitled to vote in an		Shares then entitled to vote in an		such removal and after giving effect
election of such Trustee.		election of such Trustee.		to any appointment made to fill the
vacancy created after such removal,
shall not be less than one) with
cause, by the action of two-thirds
(2/3) of the remaining Trustees.
Removal with cause shall include,
but not be limited to, the removal of a
Trustee due to a physical or mental
incapacity.

Meetings of Shareholders:		Meetings of Shareholders:		Meetings of Shareholders:
Meetings of the Shareholders may be		Meetings of the Shareholders may be		Meetings of the Holders may be
called by the Trustees or by the		called by the Trustees or by the		called at any time by a majority of the
holders of a majority of each Class		holders of a majority of each Class		Trustees and shall be called by any
and Series of shares outstanding and		and Series of shares outstanding and		Trustee upon written request of
entitled to vote, for the purpose of		entitled to vote, for the purpose of		Holders holding, in the aggregate,
electing Trustees. as provided in the		electing Trustees, as provided in the		not less than 10% of the Interests,
Declaration of Trust. Meetings of the		Declaration of Trust. Meetings of the		such request specifying the purpose
Shareholders may be called by the		Shareholders may be called by the		or purposes for which such meeting
Trustees for any other purpose as		Trustees for any other purpose as			is to be called.
may be prescribed by law, by the		may be prescribed by law, by the
Declaration of Trust or by the Bylaws,		Declaration of Trust or by the Bylaws,
or for the purpose of taking action		or for the purpose of taking action
upon any other matter deemed by the		upon any other matter deemed by the
Trustees to be necessary or		Trustees to be necessary or
desirable.		desirable.
Liquidation:		Liquidation:		Liquidation:
The Fund, and any Class or Series,		The Fund, and any Class or Series,		The Trust may be terminated: (i) by
may be terminated or liquidated by the		may be terminated or liquidated by the		the affirmative vote of the Holders of
Trustees without any action by the		Trustees without any action by the		not less than two-thirds (2/3) of the
Shareholders upon written notice to		Shareholders upon written notice to		Interests in the Trust at any meeting of
the affected Shareholders.		the affected Shareholders.		the Holders; (ii) by an instrument in
writing, without a meeting, signed by a
majority of the Trustees and
consented to by the Holders of not
less than two-thirds (2/3) of such
Interests; or (iii) by the Trustees by
written notice to the Holders.
Merger:		Merger:		Merger:
The Trustees may cause (i) the Fund		The Trustees may cause (i) the Fund		The Trust, or any series thereof, may
or one or more of its Classes or		or one or more of its Classes or		merge or consolidate with any other
Series to be merged into or		Series to be merged into or		corporation,	association,		trust	or
consolidated	with another business	consolidated	with another business	other organization or may sell, lease
trust or any other business entity (or		trust or any other business entity (or		or exchange all or substantially all of
class or series thereof), (ii) the		class or series thereof), (ii) the		its property, including its goodwill,
Shares of the Fund or any Class or		Shares of the Fund or any Class or		upon such terms and conditions and
Series to be converted into beneficial		Series to be converted into beneficial		for such consideration when and as
interests in another business trust (or		interests in another business trust (or		authorized by no less than a majority
class or series thereof) created		class or series thereof) created		of the Trustees and by a vote, at a
pursuant to the Declaration of Trust,		pursuant to the Declaration of Trust,		meeting of the Holders of Interests, of
(iii) the Shares to be exchanged		(iii) the Shares to be exchanged		the lesser of (i) 67% or more of the
under or pursuant to any state or		under or pursuant to any state or		Interests present or represented at
federal statute, or (iv) the sale, lease,		federal statute, or (iv) the sale, lease,		such meeting, provided the Holders
exchange, transfer, pledge or other		exchange, transfer, pledge or other		of more than 50% of the Interests are
disposition of all or any of the assets		disposition of all or any of the assets		present or represented by proxy or
of the Fund or any Class or Series in		of the Fund or any Class or Series in		(ii) more than 50% of the Interests of
their sole discretion and without		their sole discretion and without		the Trust or such series, as the case
Shareholder	approval except as	Shareholder	approval except as	may be, or by an instrument or
		required by the Declaration of Trust.		instruments	in	writing	without	a
33
IAE Fund			IHD Fund			MM EME Fund
required by the Declaration of Trust.						meeting, consented to by the Holders
of not less than 50% of the total
Interests of the Trust or such series,
as the case may be, and any such
merger, consolidation, sale, lease or
exchange shall be deemed for all
						purposes	to	have	been
accomplished under and pursuant to
the statutes of the State of Delaware.
Amendment	of	Organizational	Amendment	of	Organizational	Amendment	of		Organizational
Documents:			Documents:			Documents:
The Declaration of Trust may be			The Declaration of Trust may be			All rights granted to the Holders
restated and/or amended at any time			restated and/or amended at any time			under the Declaration of Trust are
by an instrument in writing signed by			by an instrument in writing signed by			granted subject to the reservation of
a majority of the Trustees and, if			a majority of the Trustees and, if			the right of the Trustees to amend the
required by the Declaration of Trust			required by the Declaration of Trust			Declaration of Trust as provided
or deemed appropriate by the			or deemed appropriate by the			therein, except as set forth herein to
Trustees, by approval of such			Trustees, by approval of such			the contrary. Subject to the foregoing,
amendment by		Shareholders. Any	amendment		by Shareholders. Any	the provisions of the Declaration of
such restatement and/or amendment			such restatement and/or amendment			Trust (whether or not related to the
hereto shall be effective immediately			hereto shall be effective immediately			rights of Holders) may be amended
upon execution and approval. The			upon execution and approval. The			at any time, so long as such
Certificate of Trust of the Fund may			Certificate of Trust of the Fund may			amendment is not in contravention of
be restated and/or amended by a			be restated and/or amended by a			applicable law, including the 1940
similar procedure, and any such			similar procedure, and any such			Act, by an instrument in writing
restatement and/or amendment shall			restatement and/or amendment shall			signed by a majority of the then
be effective immediately upon filing			be effective immediately upon filing			Trustees (or by an officer of the Trust
with the Office of the Secretary of			with the Office of the Secretary of			pursuant to the vote of a majority of
State of the State of Delaware or			State of the State of Delaware or			such	Trustees).	Any	such
upon such future date as may be			upon such future date as may be			amendment shall be effective as
stated therein.		The Trustees have	stated therein. The Trustees have the			provided in the instrument containing
the power to amend the By-Laws.			power to amend the By-Laws.			the terms of such amendment or, if
there is no provision therein with
respect to effectiveness, upon the
execution of such instrument and of
a certificate (which may be part of
such instrument) executed by a
Trustee or officer of the Trust to the
effect that such amendment has
been duly adopted. The Trustees
have the power to amend the By-
Laws.

What are the differences between open-end funds and closed-end funds?

As a result of the Reorganizations, shareholders of the Target Funds, each a closed-end investment company, would become shareholders of Class W shares of the Surviving Fund, an open-end investment company, specifically a mutual fund.

The Reorganizations would provide similar benefits as the conversion of each of the Target Funds into an open-end structure: namely, any trading discount would be eliminated and Target Fund shareholders who become shareholders of the Surviving Fund would be permitted to redeem, purchase or exchange shares of the Surviving Fund received in the Reorganizations at the then-current net asset value. Common shares of the Target Funds are currently listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value.

If the Reorganizations are completed, Target Fund shareholders who become holders of Class W shares of the Surviving Fund who wish to realize the net asset value of their shares will be able to do so by redeeming their Surviving Fund shares at net asset value. Shares of open-end funds are not listed for trading on a securities exchange but rather can be purchased and sold (redeemed) directly from the fund, or through financial intermediaries, at net asset value, less any applicable charges.

There are also differences in shareholder meeting and governance-related requirements. Because the Target Funds are closed-end funds with common shares listed on the NYSE, they are subject to NYSE listing requirements applicable to listed closed-end funds, including the requirement to hold an annual meeting of shareholders. The Surviving Fund, as an open-end fund whose shares are not listed for trading on a securities exchange, is not subject to that same NYSE annual meeting requirement. As a result, the Surviving Fund does not hold annual shareholders meetings. The Surviving Fund would, however, convene special meetings of shareholders in cases where shareholder approval is required under the 1940 Act, applicable state law, the Surviving Fund’s governing documents, or other applicable legal requirements.

In addition, because many closed-end fund shares trade on an exchange and closed-end funds generally hold annual shareholder meetings, closed-end funds may be more likely than open-end funds to experience contested proxy matters or other shareholder activism. Such matters may involve additional costs, uncertainty, and operational distraction.

The Reorganizations also present certain disadvantages. Closed-end funds typically do not engage in a continuous offering of new shares, and the common shares of closed-end funds are not redeemable. As a result, closed-end funds operate with a relatively fixed capitalization and may keep their assets more fully invested and make investment decisions without having to adjust for cash inflows and outflows from continuing sales and redemptions of shares. In contrast, open- end funds, such as the Surviving Fund, engage in a continuous offering of new shares, which allows them to continuously raise new assets. However, in order to satisfy redemption requests, open-end funds generally are required to hold a higher cash position than closed-end funds and may be forced to sell portfolio securities at disadvantageous times or prices.

If the Reorganizations are completed, Target Fund shareholders will no longer be able to take advantage of a closed- end fund’s ability to use a higher percentage of leverage to increase earnings. Unlike a closed-end fund, the Surviving Fund is not permitted to invest without limit in illiquid investments, as open-end funds are subject to daily redemptions and regulatory limitations on illiquid investments, as further discussed below.

Below are more detailed descriptions of the legal and practical differences between closed-end funds and open-end funds.

Redemption Right

Unlike the shares of closed-end funds, shares of open-end funds are redeemable securities. Shareholders of open-end funds, like the Surviving Fund, have the right to surrender their shares to the fund and receive an amount equal to the then- current net asset value of the share, less any applicable charges.

Purchase and Sale (Redemption) of Shares

Investors pay brokerage commissions in connection with the purchase and sale of common shares of closed-end funds, such as the Target Funds, on a securities exchange. Investors wishing to acquire shares of an open-end fund, such as the Surviving Fund, are typically able to purchase shares either through a financial adviser or other financial intermediary or directly from the fund.

If the Reorganizations are completed, shareholders wishing to realize the value of their Surviving Fund shares received in the relevant Reorganization may do so by redeeming those shares at net asset value. Class W shares or any other class of shares of the Surviving Fund purchased after the Reorganizations will be subject to the standard shareholder fee structure applicable to such class of shares. Open-end fund shareholder fees may include distribution and service (12b-1) fees, front- end sales charges payable upon purchase into a fund, or deferred sales charges payable upon redeeming from a fund under certain circumstances. Details of the shareholder fees and expenses applicable to a specific class of shares would be included in the fund’s prospectus. The fees and expenses for Class W shares of MM EME Fund are included above. Under normal circumstances, the Surviving Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Surviving Fund’s portfolio may be comprised of less-liquid investments, the Surviving Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) accessing other available liquidity facilities, and/or (ii) transferring portfolio securities in-kind to you. If the Surviving Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

Determination of Net Asset Value

SEC regulations generally require open-end funds to value their assets at least once on each business day in order to determine the current net asset value at which shares may be redeemed by shareholders or purchased by investors. The net asset value of most open-end funds is published daily by leading financial publications. Similarly, although not required to do so, closed-end funds generally value their assets at least once on each business day in order to determine net asset value.

Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of the regular trading session, as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). With respect to the Surviving Fund, the net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received. The Funds’ valuation procedures are identical.

Fees and Expenses

Unlike the common shares of closed-end funds, certain open-end fund share classes may be subject to a front-end or contingent deferred sales charge, but any such fees will be waived for the one-time transfer of assets. In addition, an open- end fund is permitted to finance the distribution of its shares by adopting a plan under Rule 12b-1 under the 1940 Act, subject to shareholder approval. The Surviving Fund has not adopted a distribution and service plan under Rule 12b-1 for its Class W shares.

Portfolio Management

Most open-end funds maintain adequate reserves of cash or cash equivalents to meet net redemptions as they arise. Unlike open-end funds, closed-end funds are not subject to pressures to sell portfolio securities at disadvantageous times in order to meet shareholder redemption requests. Because closed-end funds do not have to meet redemption requests, their cash reserves can be substantial or minimal, depending primarily on management’s perception of market conditions and on decisions to use fund assets for other purposes, such as to repurchase shares as part of a repurchase program. The larger reserves of cash or cash equivalents required to operate prudently as an open-end fund when net redemptions are anticipated could reduce the Surviving Fund’s investment flexibility and the scope of its investment opportunities.

Illiquid Investments

Open-end funds, such as the Surviving Fund, are subject to Rule 22e-4 under the 1940 Act, which prohibits them from investing more than 15% of their net assets in illiquid investments (the “Illiquid Investment Limit”). Closed-end funds are not subject to Rule 22e-4, and the Target Funds may invest in illiquid investments without limit. The Target Funds currently do not hold any illiquid investments. As a result, following the Reorganizations, the Surviving Fund’s illiquid investments will not exceed the 15% Illiquid Investment Limit and is expected to be de minimis in size.

Dividend Reinvestment

While both closed-end funds and open-end funds may adopt dividend reinvestment plans, the operation of such plans may differ. Pursuant to each Target Fund’s Dividend Reinvestment Plan (the “Reinvestment Plan”), unless the registered owner of common shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on common shares of the relevant Target Fund will be automatically reinvested by the Plan Agent for shareholders in additional common shares of the relevant Target Fund through the Reinvestment Plan. Shareholders who elect not to participate in the Reinvestment Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Reinvestment Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. For additional information about the Reinvestment Plan, please see the section entitled “Dividends and Other Distributions – Dividend Reinvestment Plans” below.

Additional Information about the Funds

Share Price Information for IAE Fund and IHD Fund

The following table sets forth the high and low daily closing prices on the NYSE per common share of IAE Fund and IHD Fund for each full quarterly period within each Target Fund’s two most recent fiscal years and each full quarter since the beginning of each Target Fund’s current fiscal year, along with the net asset value and discount or premium to net asset value for each quotation. Market price quotations reflect interdealer prices, without retail mark-up, mark-down, or commission and may not necessarily represent actual transactions.

IAE Fund
Quarter Ended	Market Price		Net Asset Value		Premium (Discount) to Net Asset Value
	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
3/31/2024	6.33	5.62	7.28	6.6	-12.205	-16.029
6/30/2024	6.4	5.9044	7.38	6.87	-12.394	-15.433

9/30/2024	6.85	6	7.68	6.85	-9.65	-13.525
12/31/2024	6.8599	6.05	7.72	6.97	-10.644	-14.583

3/31/2025	6.37	5.96	7.21	6.81	-10.172	-13.773
6/30/2025	7.0412	5.4	7.58	6.17	-6.546	-13.608

9/30/2025	7.5	6.89	7.92	7.38	-3.732	-8.399
12/31/2025	7.88	7.08	8.17	7.72	-3.431	-8.663

3/31/2026	8.25	7.08	8.85	7.73	-2.509	-10.545
6/30/2026	9.27	7.27	9.56	7.93	1.57	-8.83
IHD Fund
Quarter Ended	Market Price		Net Asset Value		Premium (Discount) to Net Asset Value
	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)

3/31/2024	5.35	4.92	6.19	5.65	-12.241	-14.959
6/30/2024	5.42	5.05	6.27	5.85	-12.171	-15.285

9/30/2024	5.74	5.07	6.42	5.77	-9.612	-13.81
			36
Quarter Ended	Market Price		Net Asset Value		Premium (Discount) to Net Asset Value
	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
12/31/2024	5.7	5.01	6.44	5.78	-10.873	-14.165

3/31/2025	5.5	4.96	6.08	5.64	-8.562	-12.998
6/30/2025	5.95	4.62	6.38	5.23	-6.437	-13.483

9/30/2025	6.2699	5.79	6.71	6.22	-6.559	-9.268
12/31/2025	6.46	6.01	6.97	6.56	-5.178	-8.886

3/31/2026	7.18	6.33	7.7	6.67	-2.632	-8.989
6/30/2026	8.02	6.63	8.28	6.87	2.487	-7.134

The most recent information available as of the printing of this Proxy Statement/Prospectus is:

IAE Fund
Date	Market Price		Net Asset Value		Premium (Discount) to Net
					Asset Value

	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)

7/31/2026	8.92	8.27	9.11	8.36	-0.557	-4.061
IHD Fund
Date	Market Price		Net Asset Value		Premium (Discount) to Net
					Asset Value

	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)

7/31/2026	7.68	7.11	7.87	7.15	0.135	-3.927

If the Agreements are approved by Target Fund shareholders, the discount may be reduced before the date of the Reorganization to the extent purchasers of shares in the open market are willing to accept less of a discount in anticipation of the completion of the Reorganizations. However, the existence of such a trading discount creates an arbitrage trade for opportunistic investors, and there is a possibility that Target Fund shareholders may redeem post- Reorganization to take advantage of this arbitrage opportunity.

Dividends and Other Distributions

IAE Fund and IHD Fund. The Target Funds make monthly distributions from their cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly dividends may also consist of return of capital. At least annually, the Target Funds intend to distribute all or substantially all of their net realized capital gains. Distributions are recorded on the ex- dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”) for investment companies.

The tax treatment and characterization of a Target Fund’s distributions may vary significantly from time to time depending on whether the Target Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, a Target Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of a Target Fund’s tax year, and will be reported to shareholders at that time. A significant portion of a Target Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that a Target Fund will be able to declare a dividend in each period.

Dividend Reinvestment Plans

Unless the registered owner of shares of a Target Fund elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on shares of a Target Fund will be automatically reinvested by the Plan Agent for shareholders in additional shares of the Target Fund through each Target Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on a shareholder’s behalf and may re-invest that cash in additional shares of a Target Fund for that shareholder. If a Target Fund shareholder wishes for all dividends declared on shares of the relevant Target Fund to be automatically reinvested pursuant to the Plan, shareholders should contact their broker.

The Plan Agent opens an account for each Target Fund shareholder under a Plan in the same name in which such shareholder’s shares are registered. Whenever a Target Fund declares a dividend or other distribution (together, a “Dividend”)

payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Target Fund shares. The Target Fund shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from a Target Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Target Fund shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Target Fund share is equal to or greater than the NAV per share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Target Fund share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per share on the payment date. If, on the payment date for any Dividend, the NAV per share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Target Fund shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Target Fund shares acquired in Open-Market Purchases.

Each Target Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per share, the average per Common Share purchase price paid by the Plan Agent may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Target Fund shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Target Fund share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Target Fund Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Target Fund Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

Each Target Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Target Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Target Funds’ Shareholder Service Department at (800) 992-0180.

MMEME Fund. MM EME Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions, if any. MM EME Fund distributes capital gains, if any, annually. MM EME Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

From time to time a portion of MM EME Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, MM EME Fund may also pay additional distributions of capital gains and/or ordinary income.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote of shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

Purchase and Sale of Fund Shares

The common shares of the Target Funds, each a closed-end fund, are listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value.

Shares of MM EME Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of each Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, P.O. Box 534480, Pittsburg, Pennsylvania 15253-4480; or by calling us at 1-800-992-0180.

Tax Information

Each Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of July 2, 2026, and on a pro forma combined basis as of July 2, 2026, giving effect to the Reorganizations.

				MM EME	Pro Forma	MM EME Fund
		IAE Fund(1)	IHD Fund(1)	Fund(1)	Adjustments	Pro Forma(1)
Common Shares
Net Assets		$94,812,011	135,156,902	N/A	(229,968,913)(A)(C)	-

Shares		10,750,335	17,735,861	N/A	(28,486,196)(B)(C)	-
Outstanding

Net Asset Value		$8.82	7.62	N/A	-	-
Per Share

Class A
Net Assets	$	N/A	N/A	25,049,575	-	25,049,575

Shares		N/A	N/A	1,503,101	-	1,503,101
Outstanding

Net Asset Value	$	N/A	N/A	16.67	-	16.67
Per Share

Class C
Net Assets	$	N/A	N/A	203,071	-	203,071

Shares		N/A	N/A	12,240	-	12,240
Outstanding

Net Asset Value	$	N/A	N/A	16.59	-	16.59
Per Share

Class I
Net Assets	$	N/A	N/A	202,744,978	-	202,744,978

Shares		N/A	N/A	12,092,719	-	12,092,719
Outstanding

Net Asset Value	$	N/A	N/A	16.77	-	16.77
Per Share

Class R
Net Assets	$	N/A	N/A	230,157	-	230,157

Shares		N/A	N/A	13,784	-	13,784
Outstanding

				39
				MM EME	Pro Forma	MM EME Fund
		IAE Fund(1)	IHD Fund(1)	Fund(1)	Adjustments	Pro Forma(1)
Net Asset Value	$	N/A	N/A	16.70	-	16.70
Per Share

Class W
Net Assets	$	N/A	N/A	25,594,335	229,334,913(C)	254,929,248

Shares		N/A	N/A	1,531,855	13,724,411(B)	15,256,266
Outstanding

Net Asset Value	$	N/A	N/A	16.71	-	16.71
Per Share

(1)The total net assets of IAE Fund, IHD Fund, and MM EME Fund as of July 2, 2026, were equal to $94,812,011, $135,156,902, and $253,822,116, respectively. The total combined assets of the Funds as of July 2, 2026 were equal to $483,157,029.

(A)Reflects pro forma adjustments as of July 2, 2026 in the amount of $634,000 for estimated one-time reorganization and consolidation expenses.

(B)Reflects new shares issued, net of retired shares of the Target Funds. (Calculation: Net Assets ÷ NAV per share).

(C)Shareholders of the relevant Target Fund would receive Class W shares of MM EME Fund in the Reorganizations.

Additional Information about the Reorganizations

The Reorganization Agreements

The terms and conditions under which each proposed transaction may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below. Shareholders are encouraged to review a form of the relevant Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreements.

Each Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the relevant Target Fund in exchange for shares of beneficial interest of MM EME Fund and the assumption by MM EME Fund of all of the relevant Target Fund’s liabilities; and (ii) the distribution of shares of MM EME Fund by the Target Funds to shareholders of the relevant Target Fund, as provided for in the relevant Reorganization Agreement, in complete liquidation of the relevant Target Fund.

Each shareholder of each Target Fund, as applicable, will hold, immediately after the Closing, Class W shares of MM EME Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the relevant Target Fund held by that shareholder as of the close of business on the Closing Date.

While each Reorganization is not contingent on the approval of the other Reorganization, the obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval by the shareholders of the relevant Target Fund and that each Fund receives an opinion from tax counsel to the effect that the relevant Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of such opinions will be filed with the SEC shortly after the Closing. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the relevant Reorganization Agreement.

Expenses of the Reorganizations

The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The costs of the Reorganizations: (i) are estimated to be $634,000, (ii) are anticipated to be borne by the Target Funds with approximately $259,900 allocated to IAE Fund, and approximately $374,100 allocated to IHD Fund, and (iii) do not include portfolio transition costs, which are further described below.

The Investment Adviser will assume all costs related to the Reorganizations if the Reorganizations are not consummated. For additional information about what would occur if shareholders do not approve the Reorganizations, please see the section entitled “What happens if shareholders do not approve the Reorganizations?” below.

Portfolio Transitioning

The transition process will be managed by Voya IM. It is expected that the Target Funds will transition all holdings (100%) to cash and deliver cash to MM EME Fund. It is expected that this transition will take place during the period between September 29, 2026 and October 16, 2026.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes. The Investment Adviser estimates based on current holdings and market conditions that there will be approximately $493,500 in explicit portfolio transition costs associated with bringing the Target Funds to cash in advance of the Reorganizations and that such costs, whether higher or lower than the estimates disclosed, would be borne by the Target Funds, with approximately $203,500 attributable to IAE Fund and approximately $290,000 attributable to IHD Fund. If the total explicit portfolio transition costs were higher or lower than the estimates provided, the allocations to each Target Fund would be adjusted accordingly. Portfolio transition costs include transaction costs arising from the sale of portfolio securities held by the Target Funds prior to the Reorganizations. Further, the Investment Adviser has estimated that there will be $162,400 in explicit portfolio transition costs arising from the purchase of securities by MM EME Fund following the Reorganization, which, whether higher or lower than the estimates disclosed, will be borne by the Investment Adviser, and additional transaction costs may be incurred by MM EME Fund in connection with shareholder redemptions following the Reorganizations. It is expected that a portion of Target Fund shareholders may redeem their investment shortly following a Reorganization. To the extent redemption-related portfolio transaction costs are incurred by the Surviving Fund in connection with such redemptions, they are expected to be reimbursed by the Investment Adviser for a period of six months following the closing of the Reorganizations. Transaction costs may be higher or lower than these estimates based on market conditions at the time of the Reorganizations. All other costs associated with transitioning the Target Funds are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations, and such costs may vary depending on market conditions, the liquidity of the securities sold or purchased, the size and timing of trades, and other factors at the time of the Reorganizations. These implicit costs will be borne by the Funds in the normal course of the purchase and sale of securities.

If shareholders approve the Reorganizations, from September 29, 2026 through October 16, 2026, the Target Funds are expected to be in a “transition period.” During the transition period, the Target Funds may not be pursuing their investment objectives and strategies. In addition, after the Closing, MM EME Fund may not be fully invested in accordance with its stated investment strategies immediately. Each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

Tax Considerations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Accordingly, pursuant to this treatment, none of IAE Fund, IHD Fund, MM EME Fund or their respective shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the transactions contemplated by the Reorganization Agreements. As a condition to the closing of each Reorganization, the relevant Funds will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.

As described in further detail under “Portfolio Transitioning” above, each of IAE Fund and IHD Fund is expected to reduce its portfolio holdings to cash in connection with the applicable Reorganization. Prior to the Closing Date, IAE Fund and IHD Fund will pay to their respective shareholders a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including as a result of portfolio transitions in connection with the relevant Reorganization. This distribution will be taxable to shareholders that are subject to tax. As a result, shareholders may pay more in taxes or pay taxes sooner than they would have had the applicable Reorganization not occurred.

In general, after the Reorganizations, any losses of the Funds may be available to the combined fund to offset any of the combined fund’s capital gains realized after the Reorganizations, although the amount of each Fund’s pre-Reorganization losses that may be used to offset the combined fund’s capital gains in any given year may be limited due to the Reorganizations. In addition, for five tax years, one Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the other Fund that are “built in” at the time of the Reorganizations and that exceed certain threshold amounts. The ability of the combined fund to use any Fund’s pre-Reorganization losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards and built-in losses currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganizations, the benefit associated with any available capital losses will inure to the benefit of all post- Reorganization shareholders of the combined fund. Furthermore, the shareholders of the combining fund will receive a proportionate share of any unrealized gains in the other Fund’s assets, as well as any taxable gains realized by MM EME Fund, but not distributed to its shareholders prior to the Reorganizations, when such gains are eventually distributed by the combined fund.

As of May 21, 2026, IAE Fund did not have any capital loss carryforward and IHD Fund had an estimated capital loss carryforward of approximately $21 million; if the Reorganization had taken place as of such date, IHD Fund’s capital loss carryforward would not have been subject to an annual limitation because it was smaller than MM EME Fund on such date. As of May 21, 2026, MM EME Fund had an estimated capital loss carryforward of approximately $11 million; if the Reorganization had taken place as of such date, such capital loss carryforward would not have been subject to an annual limitation. The effect of these rules will depend on the relative sizes and tax situations of each Fund at the time of the Reorganizations, which will differ from those on May 21, 2026, and cannot be determined with precision prior to the Reorganizations.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganizations in light of their individual circumstances, and as to the applicability and effect of U.S. federal, state and local and non-U.S. laws.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganizations would be in the best interests of the Target Funds and their respective shareholders. In addition, the Board determined that the interests of the shareholders of the Target Funds would not be diluted as a result of the Reorganizations.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees, unanimously approved the Reorganization Agreements and voted to recommend to shareholders that they approve the Reorganization Agreements. The Board is therefore recommending that each Target Fund’s shareholders vote “FOR” the relevant Reorganization Agreement.

What factors did the Board consider?

The Board preliminarily discussed the Reorganizations at its in-person meeting held on May 20, 2026. The Board met again at a special meeting on June 2, 2026 to further evaluate and consider the Reorganizations. As part of its review process, the Board was represented by and received guidance from independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser and other information made available to it about the Funds. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, current discount levels of each Target Fund, historical performance information, historical expense ratios, and the projected expense ratios of MM EME Fund following the Reorganizations.

Based upon their review, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Funds that the Reorganizations be approved and that the interests of each Fund’s shareholders would not be diluted as a result of the Reorganizations. In reaching their decision to approve the Reorganizations, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganizations, considered a variety of factors, including without limitation the following:

•a presentation from the Investment Adviser regarding each Reorganization, including that the Reorganizations are intended, among other things, to provide (1) the opportunity to realize the difference between market price and net asset value (“NAV”), while maintaining exposure to an emerging markets equity strategy, (2) liquidity under the open- end structure of the Surviving Fund, (3) the potential for improved performance, as MM EME Fund has stronger performance relative to IAE Fund and IHD Fund at market price over a number of prior periods, and (4) lower contractual fees and expenses;

•the Investment Adviser’s analysis of the background and rationale for the Reorganizations;

•the consideration of alternative courses of action, including liquidation of the Target Funds and management’s determination that the Reorganizations represent the optimal outcome for shareholders;

•the performance of MM EME Fund, as compared to the performance of the Target Funds in the year-to-date, one- year, three-year, five-year, and ten-year time periods at market price;

•the Investment Adviser’s proposed expense limits for MM EME Fund to be implemented in connection with the Reorganization;

•the proposed allocation of costs;

•the opportunity for shareholders of the Target Funds to maintain exposure to emerging market equity securities;

•the larger combined asset size of MM EME Fund, allowing shareholders to experience lower contractual fees and expenses and provide an opportunity for additional future scale benefits;

•Management’s belief that the proposed Reorganizations could help avoid engaging in a contested solicitation of proxies with respect to the election of each Target Fund's Board of Trustees, which could result in significant expense to the Target Funds, divert the attention of the Target Funds’ management, and introduce uncertainty regarding the Target Funds’ future strategic direction;

•the consideration of representations from the Funds’ Chief Investment Risk Officer that there are no investment risk objections to the Reorganizations;

•the expected tax consequences of each Reorganization, including that each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and

•the Board’s determination that the Reorganization will not dilute the interests of the shareholders of the Target Funds.

Different Trustees may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the relevant Target Fund are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of the relevant Target Fund.

What happens if shareholders do not approve the Reorganizations?

If shareholders of the relevant Target Fund do not approve the relevant Reorganization, the Target Funds will continue to be managed by the Investment Adviser, and the Board will determine what additional action, if any, should be taken. The Reorganizations are not contingent upon one another, meaning if one Reorganization is approved by shareholders of one Target Fund, the Reorganization of that Target Fund will proceed independent of the other Target Fund’s Reorganization.

General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a combined special meeting of IAE Fund’s and IHD Fund’s shareholders.

How is my proxy being solicited?

Each of IAE Fund and IHD Fund has retained Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $28,000 which will be paid by the Target Funds. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Funds. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Card. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a vote confirmation letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 877- 816-8609. In addition to solicitation by mail, certain officers and representatives of the Target Funds, officers and employees of the Investment Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the relevant Target Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board, and if any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of each of IAE Fund and IHD Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence in person (virtually) or by proxy of shareholders entitled to cast one-third (1/3) of all the votes entitled to be cast at the meeting constitutes a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Target Funds and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the relevant Reorganization proposal. Because the Reorganization proposals are non-routine, there are not expected to be any broker non-votes at the Special Meeting.

How many shares are outstanding?

As of the Record Date, the following shares of IAE Fund and IHD Fund were outstanding and entitled to vote:

Fund	Title of Class	Total Common Shares Outstanding
IAE Fund	Common Shares	10,750,335.000000
IHD Fund	Common Shares	17,735,861.000000

Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of IAE Fund or IHD Fund, and the officers and Trustees own, as a group, less than 1% of the shares of each of IAE Fund or IHD Fund.

Appendix C hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the Funds’ outstanding equity securities.

Can shareholders submit proposals for a future shareholder meeting?

IAE Fund and IHD Fund

In order for a shareholder proposal to be considered for inclusion in a Target Fund's proxy statement for the next annual meeting, it must be submitted in writing and received at such Fund’s principal executive offices no later than February 5, 2027. The submission of a proposal does not guarantee its inclusion in the proxy statement or presentation at the meeting. With respect to IHD Fund, the shareholder must have given timely notice thereof in writing to the Secretary of IHD Fund between May 6, 2027 and June 7, 2027.

In addition, pursuant to relevant SEC proxy rules, the proxies designated on the proxy ballot for the annual meeting may use discretionary voting authority to vote on matters coming before the annual meeting of shareholders if the relevant Target Fund did not have notice of the matter at least 45 days before the date corresponding to the date on which the Target Fund first mailed its proxy materials for the prior year’s annual meeting of shareholders or the date specified by an overriding advance notice provision in the company’s bylaws. For each of the Target Fund’s 2027 Annual Meeting of shareholders, such date is April 21, 2027.

MM EME Fund

MMEME Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless a Target Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the relevant Target Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Card.

Joanne F. Osberg

Secretary

August 19, 2026

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR VOYA ASIA PACIFIC HIGH DIVIDEND

EQUITY INCOME FUND AND VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (the “Agreement”) is made as of this [ ] day of [ ], 2026, by and between Voya Mutual Funds (“VMF”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Multi-Manager Emerging Markets Equity Fund (the “Surviving Fund”), and [Voya Asia Pacific High Dividend Equity Income Fund (“IAE” or the “Disappearing Fund”)]/[Voya Emerging Markets High Dividend Equity Fund (“IHD” or the “Disappearing Fund”)], a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class W shares of beneficial interest of the Surviving Fund (the “Class W Surviving Fund Shares”) and the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, (2) the distribution of the Class W Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, and (3) the Disappearing Fund’s termination, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Fund is a closed-end, registered investment company of the management type and the Surviving Fund is a separate series of an open-end, registered investment company of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Class W Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Class W Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.

WHEREAS, the Disappearing Fund offers one class of shares, designated common shares (“Disappearing Fund Shares”), the Surviving Fund offers five classes of shares, designated Class A, Class C, Class I, Class R and Class W shares, and only Class W Surviving Fund Shares will be used in the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE CLASS W SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION AND TERMINATION OF THE DISAPPEARING FUND

1.1.Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund’s Assets, as set forth and defined in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Fund the number of full and fractional Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class W Surviving Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund, whether absolute, accrued or contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to herein, of whatever kind or nature existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4.Immediately after the transfer of Assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund’s shareholders of record with respect to its shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Class W Surviving Fund Shares received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Class W Surviving Fund Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of the Disappearing Fund’s shares (the “Disappearing Fund Shareholders”) as further described below, determined as of immediately after the close of business on the Closing Date. The aggregate net asset value of Class W Surviving Fund Shares to be so credited to shareholders of shares of the Disappearing Fund shall be equal to the aggregate net asset value of the Disappearing Fund shares owned by such shareholders on the Closing Date. All issued and outstanding Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in shares of the Disappearing Fund will represent a number of shares of Class W Surviving Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Surviving Fund shall not issue certificates representing the Class W Surviving Fund Shares in connection with such exchange.

1.5.Ownership of Class W Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.

1.6.Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s investment manager on behalf of the Disappearing Fund.

1.7.After the Closing Date, the Disappearing Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Class W Surviving Fund Shares pursuant to paragraph

1.4— as provided there, on making that distribution the Disappearing Fund’s liquidation shall be complete for federal tax purposes — (a) the Disappearing Fund shall be terminated and (b) the Disappearing Fund shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

2.VALUATION

2.1.The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.

2.2.The net asset value of Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund’s Board of Trustees.

2.3.The number of the Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund’s Assets shall be determined by dividing the value of the net assets with respect to the Disappearing Fund shares determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Class W Surviving Fund Shares determined in accordance with paragraph 2.2.

2.4.All computations of value shall be made by the Disappearing Fund’s designated record keeping agent and shall be subject to review by the Surviving Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.CLOSING AND CLOSING DATE

3.1.The Closing Date shall be October 16, 2026 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.

3.2.The Disappearing Fund shall direct The Bank of New York Mellon, as custodian for the Disappearing Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state, and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Fund’s Assets are deposited, the Disappearing Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names, addresses, and taxpayer identification numbers of the Disappearing Fund Shareholders, the number and percentage ownership of outstanding Disappearing Fund shares owned by each such Disappearing Fund Shareholder immediately prior to the Closing, and the dividend reinvestment elections, if any, applicable to each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Class W Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Class W Surviving Fund Shares have been credited to the Disappearing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.REPRESENTATIONS AND WARRANTIES

4.1.Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of the Disappearing Fund, the Disappearing Fund represents and warrants to VMF as follows:

(a)The Disappearing Fund is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under the Disappearing Fund’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)The Disappearing Fund is a registered investment company classified as a management company of the closed-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)The prospectus and statement of additional information of the Disappearing Fund used in connection with its initial and any subsequent offering conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f)The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Disappearing Fund’s Amended and Restated Declaration of Trust or Second Amended and Restated By-Laws (“By-Laws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Disappearing Fund is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Disappearing Fund is a party or by which it is bound;

(g)All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures, forward contracts, and swap agreements) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;

(h)Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court, governmental body or arbitrator is presently pending or, to its knowledge, threatened against the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Disappearing Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, judgment or award of any court or governmental body, or arbitrator which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended February 28, 2026 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)Since February 28, 2026, there has not been any material adverse change in the Disappearing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund’s portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);

(k)On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and Disappearing Fund (a) is in compliance in all material respects with all applicable regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

(l)For each taxable year of its operation (including the period ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date;

(m)All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;

(n)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Disappearing Fund and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)The information to be furnished by the Disappearing Fund, for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)The proxy statement of the Disappearing Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q)On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.

4.2.Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Surviving Fund, represents and warrants to the Disappearing Fund as follows:

(a)The Surviving Fund is duly organized as a series of VMF, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Amended and Restated Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;

(f)The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Amended and Restated Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Surviving Fund, is a party or by which it is bound;

(g)Except as otherwise disclosed in writing to and accepted by the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court, governmental body or arbitrator is presently pending or, to its knowledge, threatened against VMF, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, judgment or award of any court, governmental body or arbitrator which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Fund as of and for the year ended October 31, 2025 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)Since October 31, 2025, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);

(j)On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns; and Surviving Fund (a) is in compliance in all material respects with all applicable regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and

(c)is not liable for any material penalties that could be imposed thereunder;

(k)For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;

(m)The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)The Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class W Surviving Fund Shares, and will be fully paid and non-assessable;

(o)The information to be furnished by VMF, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Class W Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.

5.COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND

5.1.The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.The Disappearing Fund covenants that the Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund’s shares.

5.5.Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.

5.8.As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class W Surviving Fund Shares received at the Closing.

5.9.The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10.The Disappearing Fund covenants that it will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VMF, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Disappearing Fund’s title to and possession of the Class W Surviving Fund Shares to be delivered hereunder, and (b) VMF’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11.The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND

The obligations of the Disappearing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by VMF, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.All representations and warranties of VMF, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.VMF, on behalf of the Surviving Fund, shall have delivered to the Disappearing Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Disappearing Fund and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Disappearing Fund shall reasonably request; and

6.3.VMF, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Surviving Fund, on or before the Closing Date.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of VMF, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VMF’s election, to the performance by the Disappearing Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.All representations and warranties of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.The Disappearing Fund shall have delivered to VMF, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Disappearing Fund, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to the Surviving Fund, and (iii) copies of all relevant tax books and records;

7.3.The Disappearing Fund shall have delivered to VMF, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VMF and dated as of the Closing Date, to the effect that the representations and warranties of the Disappearing Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VMF shall reasonably request;

7.4.The Disappearing Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Disappearing Fund on or before the Closing Date; and

7.5.The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING

FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Disappearing Fund or VMF, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of both the Disappearing Fund and Surviving Fund and by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of the Disappearing Fund’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VMF. Notwithstanding anything herein to the contrary, neither VMF, on behalf of the Surviving Fund, nor the Disappearing Fund may waive the conditions set forth in this paragraph 8.1;

8.2.On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court, governmental agency or arbitrator in which it is sought to restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VMF, on behalf of the Surviving Fund, or the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VMF, on behalf of the Surviving Fund, and the Disappearing Fund substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VMF, on behalf of the Surviving Fund, and the Disappearing Fund. Notwithstanding anything herein to the contrary, neither VMF nor the Disappearing Fund may waive the condition set forth in this paragraph 8.5.

9.BROKERAGE FEES AND EXPENSES

9.1.The Disappearing Fund, and VMF, on behalf of the Surviving Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.The expenses relating to the proposed Reorganization will be borne by the Disappearing Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Fund’s prospectus and the Disappearing Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. The Disappearing Fund will bear the explicit portfolio transition costs (i.e., brokerage commissions) associated with the Reorganization that are incurred in advance of the Reorganization. The investment manager to the Surviving Fund (or an affiliate of the investment manager) will bear the explicit portfolio transition costs (i.e., brokerage commissions) associated with the Reorganization that are incurred by the Surviving Fund following the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before October 16, 2026 unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VMF, on behalf of the Surviving Fund, and the Disappearing Fund; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by the Disappearing Fund, pursuant to paragraph

5.2of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Multi-Manager Emerging Markets Equity Fund

7337 E. Doubletree Ranch Road

Suite 100

Scottsdale, AZ 85258-2034

Attn: Joanne F. Osberg

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

[Voya Asia Pacific High Dividend Equity Income Fund]/

[Voya Emerging Markets High Dividend Equity Fund]

7337 E. Doubletree Ranch Road

Suite 100

Scottsdale, AZ 85258-2034

Attn: Joanne F. Osberg

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4.This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the property of the Surviving Fund, as the case may be, as provided in the Amended and Restated Declaration of Trust of the Disappearing Fund or VMF, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: ADDITIONAL INFORMATION REGARDING

VOYA MULTI-MANAGER EMERGING MARKETS EQUITY FUND

For purposes of this Appendix B, references to “the Fund” refer to MM EME Fund and references to “the SAI” refer to the Fund’s Statement of Additional Information dated February 28, 2026, as supplemented.

Management Fee

The Investment Adviser receives an annual fee for its services to the Fund. The fee is payable in monthly installments based on the average daily net assets of the Fund.

The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.

The aggregate annual management fee paid by the Fund for the fiscal year ended October 31, 2025 was 1.00% of the Fund’s average daily net assets.

For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory contracts, please refer to the Fund’s annual financial statements and other information filed on Form N-CSR which covers the one-year period ended October 31, 2025.

Portfolio Holdings Information

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the SAI. Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual- fund/prospectuses-reports.

Sales Charges

The Fund makes available in a clear and prominent format, free of charge, on its website, (https://individuals.voya.com/product/share-classes-and-expenses), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.

How Shares Are Priced

The Fund is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced, and the Fund will not process purchase or redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: a Fund, the Distributor, or a third-party selling you a Fund, must obtain the following information for each person that opens an account:

•Name;

•Date of birth (for individuals);

•Physical residential address (although post office boxes are still permitted for mailing); and

•Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits a Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

Each Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler’s checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Each Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of a Fund. Each Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Each Fund reserves the right to suspend the offering of shares.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative; (6) retirement plans affiliated with Voya Financial, Inc.; (7) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund’s sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at- law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund’s sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.

Retirement Plans

The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. The Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	W	$1,000	No minimum
Retirement accounts	W	$1,000	No minimum
Pre-authorized investment plan	W	$1,000	At least $100/month
Certain omnibus accounts	W	N/A	N/A

Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your	A financial intermediary with an authorized	Contact your financial intermediary.
Financial Intermediary	firm can help you establish and maintain your
account.

By Mail	Make your check payable to Voya Investment	Fill out the Account Additions form at the
	Management and mail it with a completed	bottom of your account statement and mail it
	Account Application. Please indicate your	along with your check payable to Voya
	financial intermediary on the New Account	Investment Management to the address on
	Application.	the account statement. Please write your
account number on the check.

By Wire	Call Shareholder Services at 1-800-992-0180	Wire the funds in the same manner described
	to obtain an account number and indicate	under “Opening an Account.”
your financial intermediary on the account.
Instruct your bank to wire funds to the Fund
in the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing
(US) Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
________________(Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480

Execution of Purchase Orders

Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, the Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial	You may sell shares by contacting your financial intermediary. Financial
Intermediary	intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.
By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone - Expedited	You may sell shares by telephone on all accounts, other than retirement accounts,
Redemption	unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a
Shareholder Services Representative at 1-800-992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

Class W

•Your account must have a current value of at least $1,000.

•Minimum withdrawal amount is $1,000.

•You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.

Execution of Sale Requests

Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. The Fund can delay payment of the redemption proceeds for up to 7 days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.

The Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. The Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. In such a case, the Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. Non-cash assets distributed by the Fund likely will not represent a pro rata distribution of assets held in the Fund’s portfolio. A shareholder's receipt of non-cash redemption proceeds may be less favorable to the shareholder than receipt of cash proceeds for a number of reasons, including, without limitation, costs and potential delays relating to the sale of the non-cash assets, potential illiquidity of the non-cash assets, and the potential inability of the shareholder to realize on the sale of the non-cash assets cash proceeds equal to the cash proceeds it would have received from the Fund. The Fund has no obligation to distribute non-cash assets, including in circumstances when doing so may benefit a redeeming shareholder or may reduce or eliminate transaction costs and/or the realization of capital gains that may need to be distributed to shareholders, which such distributions will be taxable to shareholders that hold their shares in a taxable account.

Telephone Orders

Neither the Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than 5 days following any such telephone transactions. If the Fund or the transfer agent does not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Voya Mutual Funds

You may exchange shares of the Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Government Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund.

If you exchange shares of the Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

Exchanges Between Classes of Shares of the Fund

You may exchange Class C and Class W shares for Class I shares within the Fund, or you may exchange Class A shares and Class I shares for any other class within the Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, or you may exchange Class C shares for Class A shares within the Fund, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange; (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.); and (3) you may not exchange Class C shares for Class A shares unless your intermediary has agreed to waive its right to receive the front-end sales charge that otherwise would be applicable to the Class A shares. Class C shares will automatically convert to Class A shares of the same Fund after they have been held for 8 years.

Certain existing Class I shareholders of the Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.

All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within the Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the U.S. federal, state and local, and non-U.S. tax consequences of an exchange between classes of shares within the Fund.

Exchanges between classes of shares within the Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of the Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for U.S. federal, state and local income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular U.S. federal, state and local, and non-U.S. tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Credit Income Fund, your ability to sell or liquidate your investment will be limited. Voya Credit Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Credit Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Credit Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Credit Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Credit Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Credit Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual- fund/prospectuses-reports.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

Frequent Trading – Market Timing

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to 7 days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. The Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Investment Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every 30 calendar days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:

•Any shareholder or intermediary-initiated exchanges among any of their accounts with the Fund within 30 calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions) by the Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion; and

•Trades initiated by intermediaries, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive by the Fund’s Investment Adviser, on behalf of the Fund, in its sole discretion.

The following transactions are excluded when determining whether trading activity is frequent:

•Purchases and sales of Fund shares in the amount of $5,000 or less;

•Transfers associated with systematic purchases or redemptions;

•Rebalancing to facilitate fund-of-fund arrangements or the Fund's systematic exchange privileges;

•Purchases and sales of money market funds and purchases and sales of Funds that affirmatively permit short-term trading (an exchange between a money market fund and the Fund other than a money market fund or purchases and exchanges between the Fund that permits short-term trading and another Fund would not be exempt from this policy);

•Purchases or sales initiated by the Fund; and

•Transactions subject to the trading policy of an intermediary that the Fund’s Investment Adviser, on behalf of the Fund, deems materially similar to the Fund's policy.

If a violation of the policy is identified, the following action shall be taken:

•The shareholder and/or broker of record on the account(s) is notified of the violation.

•Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for 90 calendar days from the date of the first trade. For example, if a trade occurs on February 1st, and another trade occurs on February 15th, purchase and exchange privileges would be suspended for 90 calendar days from February 1st.

•Upon a second violation of the policy in a calendar year, purchase and exchange privileges shall be suspended for 180 calendar days from the trade date of the second violation.

•Purchase and exchange blocks shall be placed on the account and all related accounts bearing the same tax identification number or equivalent identifier.

On the Business Day following the end of a 90- or 180-calendar day suspension, any trading restrictions placed on the account(s) shall be removed.

The Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Investment Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.

Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling the Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer’s customers; or (2) 0.30% of the value of the Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

Voya, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker- dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.

In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The top firms Voya paid to sell its mutual funds as of the last calendar year are:

Ameriprise Financial Services, LLC; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Charles Schwab Trust Bank; Directed Services LLC; Fidelity Brokerage Services, LLC; LPL Financial, LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Mid Atlantic Clearing & Settlement Corporation, Inc.; Morgan Stanley; New York Life Insurance & Annuity Corp; Osaic, Inc.; Pershing, LLC; Raymond James & Associates, Inc.; ReliaStar Life Insurance Company of New York; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; Standard Insurance Company; UBS Financial Services, Inc.; Venerable Insurance & Annuity Company; Voya Financial Advisers, Inc.; Voya Retirement Insurance and Annuity Company; Voya Services Company; and Wells Fargo Clearing Services, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends and Distributions

The Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions, if any. The Fund distributes capital gains, if any, annually. The Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

From time to time a portion of the Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax laws, the Fund may also pay additional distributions of capital gains.

Dividend Reinvestment

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another Voya mutual fund that offers the same class of shares.

Tax Consequences

The tax discussion in the Fund’s Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund's shares will be capital assets in the hands of a shareholder. The Investment Adviser is not obligated to consider the tax consequences related to its management of the Fund's investments or other activities. It is possible that the actions taken by the Fund or the Investment Adviser on the Fund’s behalf could be disadvantageous to shareholders that hold shares through a taxable account. However, such actions likely will have no tax effect on shareholders that invest through a tax-advantaged account. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.

Distributions. The Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to U.S. federal income taxes and may also be subject to state, local or non-U.S. taxes. Dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to long-term capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

You will be notified annually of the amount of income, dividends and net capital gains distributed by the Fund. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.

Sales, Redemptions and Other Dispositions. Selling, redeeming, or otherwise disposing of your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from a redemption of shares or an exchange of shares between two mutual funds. Any such capital gain or loss realized upon a taxable disposition of shares will generally be long-term if the shares were held for more than one year; otherwise, such gain or loss will be short- term. Any capital loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long- term capital loss to the extent of capital gain dividends received with respect to such shares. Additionally, any loss realized on a taxable disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

Tax Status of the Fund. The Fund intends to qualify and be eligible for treatment each year as a regulated investment company (“RIC”). A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to its shareholders. However, the Fund’s failure to qualify as a RIC would result in fund-level taxation and therefore a reduction in income available for distribution and a reduction in the value of Fund shares.

Net Investment Income Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

Backup Withholding. The Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your U.S. federal income tax liability.

Tax-Advantaged Accounts. Shareholders that invest in the Fund through a tax-advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends or gains from the disposition of Fund shares until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Buying a Dividend. The Fund’s distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment in the Fund (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects income or gains that are either unrealized or realized but not distributed.

Foreign Shareholders. Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate, if any) on distributions to foreign shareholders.

Foreign Taxes. Investment income and proceeds received by the Fund from sources within foreign countries may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or an exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the Fund may elect (the “Foreign Election”) to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against U.S. federal income tax (but not both). It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. The U.S. Internal Revenue Service (“IRS”) requires mutual fund companies and brokers to report on IRS Form 1099-B the cost basis on the disposition of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.

Please see the SAI for further information regarding tax matters.

Index Descriptions

The MSCI All Country World ex-US IndexSM captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

The MSCI Emerging Markets IndexSM captures large- and mid-capitalization representation across 24 emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country.

Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together, the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy and/or completeness of the Information and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information, with the exception of the period ending April 30, 2026, has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout each year or period.

			Income
			(loss)
			from
			investment						Less						Ratios to average net						Supplemental
			operations				distributions									assets					data
	Net asset value, beginning	of year or period	Net investment income (loss)	Net realized and unrealized	gain (loss)	Total from investment operations	From net investment	income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)	Expenses, net of fee waivers	and/or recoupments, if any(2)	Expenses, net of all reductions/additions(2)	Net investment income	loss(2)	Net assets, end of year or period	Portfolio turnover rate
Year or
Period	($)		($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)	(%)		($000's)	(%)
ended
Voya Multi-Manager Emerging Markets Equity Fund
Class W
04-30-26+	13.10		0.08•	2.89		2.97	0.76		—	—	0.76	—	15.31	24.05	1.37	1.23		1.23	1.12		25,410	39
10-31-25	10.15		0.14•	3.23		3.37	0.42		—	—	0.42	—	13.10	34.70	1.40	1.22		1.22	1.35		25,835	51
10-31-24	8.61		0.13•	1.59		1.72	0.18		—	—	0.18	—	10.15	20.19	1.50	1.25		1.25	1.35		25,049	37
10-31-23	8.00		0.14•	0.83		0.97	0.36		—	—	0.36	—	8.61	12.22	1.51	1.26		1.26	1.57		13,804	85
10-31-22	14.41		0.19•	(4.32)		(4.13)	0.28		2.00	—	2.28	—	8.00	(33.56)	1.44	1.25		1.25	1.84		37,408	53
10-31-21	13.00		0.10•	1.87		1.97	0.12		0.44	—	0.56	—	14.41	15.15	1.39	1.25		1.25	0.64		65,102	59

Accompanying Notes to Financial Highlights

(1)Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)Ratios reflect operating expenses of the Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Fund. Net investment income (loss) is net of all such additions or reductions.

+Unaudited and annualized for periods less than one year.

•Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following shareholders owned, of record, beneficially, or both, as of July 24, 2026, 5% or more of the Funds’ outstanding equity securities. The percentage of MM EME Fund owned may include shareholder’s holdings of other share classes of MM EME Fund not involved in the Reorganizations.

IAE Fund

Percentage of
			Combined Fund After	Percentage of
	Percent of		the Reorganization if	Combined Fund After
	Shares and		only IAE Fund	the Reorganization if
Name and Address of	Type of	Percentage	Reorganization is	both Reorganizations
Shareholder	Ownership	of Fund	approved*	are approved*
Saba Capital Management, L.P.	1,618,7531	15.06%2	4.19%	5.13%
405 Lexington Avenue, 58th Floor
New York, New York 10174

Raymond James & Associates,	538,9803	5.01%2	1.19%	0.85%
Inc.
881 Carillon Parkway
St. Petersburg, Florida 33716

1.Based on Schedule 13D filed by Saba Capital Management, L.P. on May 6, 2026.

2.Based on 10,750,335 shares outstanding as of July 24, 2026.

3.Based on Schedule 13F filed by Raymond James & Associates, Inc. on March 31, 2026.

IHD Fund

			Percentage of
			Combined Fund After	Percentage of
	Percent of		the Reorganization if	Combined Fund After
	Shares and		only IHD Fund	the Reorganization if
Name and Address of	Type of	Percentage	Reorganization is	both Reorganizations
Shareholder	Ownership	of Fund	approved*	are approved*
First Trust Portfolios L.P.	1,329,4791	7.50%2	1.79%	2.37%
First Trust Advisors L.P.
The Charger Corporation
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187

Saba Capital Management, L.P.	1,305,5863	7.36%2	2.65%	5.13%
405 Lexington Avenue, 58th Floor
New York, New York 10174

Morgan Stanley	1,243,7834	7.01%2	2.23%	2.53%
Morgan Stanley Smith Barney
LLC
1585 Broadway
New York, New York 10036
Allspring Global Investments,	1,101,2625	6.21%2	1.97%	1.58%
LLC
1415 Vantage Park Drive
Charlotte, North Carolina 28203
Bulldog Investors, LLP	982,4386	5.54%2	1.76%	2.11%
250 Pehle Avenue, Suite 708
Saddle Brook, New Jersey 07663

1.Based on Schedule 13G filed by First Trust Portfolios L.P., First Trust Advisors L.P., and The Charger Corporation on December 31, 2024.

2.Based on 17,735,861shares outstanding as of July 24, 2026.

3.Based on Schedule 13D filed by Saba Capital Management, L.P. on May 6, 2026.

4.Based on Schedule 13F filed by Morgan Stanley Smith Barney LLC on March 31, 2026.

5.Based on Schedule 13F filed by Allspring Global Investments Holdings, LLC on March 31, 2026.

6.Based on Schedule 13F filed by Bulldog Investors, LLP on March 31, 2026.

C-1

MM EME Fund

			Percentage of	Percentage of	Percentage of
	Percent of		Combined Fund	Combined Fund	Combined Fund
	Class of		After the	After the	After the
	Shares		Reorganization if	Reorganization if	Reorganization if
	and Type		only IAE Fund	only IHD Fund	both
Name and Address of	of	Percentage	Reorganization is Reorganization is		Reorganizations
Shareholder	Ownership	of Fund	approved*	approved*	are approved*
Ascensus Trust Company	62.2%	0.09%	0.06%	0.06%	0.05%
FBO	Class R;
Energy Management	Beneficial
Specialists Inc.
PO BOX 10758
Fargo, ND 58106
Ascensus Trust Company	20.76%	0.09%	0.06%	0.06%	0.05%
FBO	Class R;
Tucker Corp 401(k) P/S	Beneficial
Plan
PO BOX 10758
Fargo, ND 58106
Ascensus Trust Company	11.47%	0.09%	0.06%	0.06%	0.05%
FBO	Class R;
Greenberg Enterprises	Beneficial
Retirement Pl
PO BOX 10758
Fargo, ND 58106
BNYM I S Trust Co Cust	12.88%	0.01%	0.01%	0.01%	0.01%
IRA FBO	Class C;
Jennifer Renate Young	Beneficial
8 Brookside Dr
Douglas, MA 01516-2369
BNYM I S Trust Co Cust	9.83%	0.02%	0.01%	0.01%	0.01%
IRA FBO	Class C;
Deborah M Shaver	Beneficial
453 Badger Rd
Mount Solon, VA 22843-
0000
BNYM I S Trust Co Cust	9.58%	0.01%	0.01%	0.01%	0.01%
Sep IRA FBO	Class C;
Ayrianne P Parks	Beneficial
1346 Monroe St. NE
Washington Dc 20017-
2509
Charles Schwab & Co Inc	18.21%	2.19%	1.58%	1.41%	1.13%
Special Custody Acct FBO	Class A;
Customers	Beneficial
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-
4122
Charles Schwab & Co Inc	53.45%	2.19%	1.58%	1.41%	1.13%
Special Custody Acct FBO	Class C;
Customers	Beneficial
Attn: Mutual Funds
211 Main St
San Francisco, CA 94105
Matrix Trust Company As	5.93%	0.00%	0.00%	0.00%	0.00%
Agent For	Class C;
Advisor Trust Inc.	Beneficial
Punita Chawla
717 17th Street Suite 1300
Denver Co 80202
C-2
			Percentage of	Percentage of	Percentage of
	Percent of		Combined Fund	Combined Fund	Combined Fund
	Class of		After the	After the	After the
	Shares		Reorganization if	Reorganization if	Reorganization if
	and Type		only IAE Fund	only IHD Fund	both
Name and Address of	of	Percentage	Reorganization is Reorganization is		Reorganizations
Shareholder	Ownership	of Fund	approved*	approved*	are approved*
National Financial Services	9.11%	3.78%	2.72%	2.44%	1.95%
LLC	Class A;
FBO Our Customers	Beneficial
499 Washington Blvd FL 5
Jersey City, NJ 07310-
2010
Pershing LLC	5.27%	12.31%	8.88%	7.95%	6.36%
1 Pershing Plaza	Class A;
Jersey City, NJ 07399-	Beneficial
0001
Pershing LLC	93.02%	12.31%	8.88%	7.95%	6.36%
1 Pershing Plaza	Class W;
Jersey City, NJ 07399-	Beneficial
0001
Voya Solution 2035	7.52%	6.07%	4.38%	3.92%	3.14%
Portfolio	Class I;
Attn: Voya Operations	Beneficial
7337 E Doubletree Ranch
RD, Ste 100
Scottsdale, AZ 85258-2034
Voya Solution 2045	12.61%	10.18%	7.33%	6.57%	5.25%
Portfolio	Class I;
Attn: Voya Operations	Beneficial
7337 E Doubletree Ranch
RD, Ste 100
Scottsdale, AZ 85258-2034
Voya Solution 2055	5.12%	4.13%	2.98%	2.67%	2.13%
Portfolio	Class I;
Attn: Voya Operations	Beneficial
7337 E Doubletree Ranch
RD, Ste 100
Scottsdale, AZ 85258-2034
Voya Solution Aggressive	5.26%	4.25%	3.06%	2.74%	2.19%
Portfolio	Class I;
Attn: Voya Operations	Beneficial
7337 E Doubletree Ranch
RD, Ste 100
Scottsdale, AZ 85258-2034
Wells Fargo Clearing	5.18%	0.62%	0.45%	0.40%	0.32%
Services LLC	Class A;
2801 Market Street	Beneficial
Saint Louis, MO 63103

*On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the relevant Reorganization is the same as on July 24, 2026.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.

The following may be deemed control persons of MM EME Fund:

Ascensus Trust Company, a state chartered trust company regulated by the North Dakota Department of Financial Institutions. Charles Schwab & Co. Inc., a California Corporation and a wholly-owned subsidiary of Schwab Holdings, Inc. Pershing LLC, a Delaware Corporation and a wholly-owned subsidiary of The Bank of New York Mellon.

C-3

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VOYA-CEF-MRG-0819

PART B

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

August 19, 2026

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Asia Pacific High Dividend Equity Income Fund	Voya Multi-Manager Emerging Markets Equity Fund
(A series of Voya Mutual Funds)
Voya Emerging Markets High Dividend Equity Fund	Voya Multi-Manager Emerging Markets Equity Fund
(A series of Voya Mutual Funds)
(each, a “Target Fund” and together, the “Target Funds”)	(the “Surviving Fund”)

This Statement of Additional Information (“SAI”) of the Surviving Fund is available to the shareholders of the Target Funds, in connection with proposed transactions whereby all of the assets and liabilities of each respective Target Fund will be transferred to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The audited financial statements and other information filed on Form N-CSR which covers the period ended February 28, 2026 for Voya Asia Pacific High Dividend Equity Income Fund (File Nos. 811-22004 and 333-139981);

2.The audited financial statements and other information filed on Form N-CSR which covers the period ended February 28, 2026 for Voya Emerging Markets High Dividend Equity Fund (File Nos. 811-22438 and 333-168091);

3.The Statement of Additional Information, as supplemented, dated February 28, 2026 for the Surviving Fund (File Nos. 811-07428 and 033-56094);

4.The audited financial statements and other information filed on Form N-CSR which covers the period ended October 31,2025 for the Surviving Fund (File Nos. 811-07428 and 033-56094); and

5.The unaudited financial statements and other information filed on Form N-CSRS which covers the sixth-month period ended April 30, 2026 for the Surviving Fund (File Nos. 811-07428 and 033-56094).

No other parts of the annual financial statements and other information filed on Form N-CSR are incorporated herein by reference.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated August 19, 2026, relating to the reorganizations described above (each, a “Reorganization” and together, the “Reorganizations”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800- 992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Surviving Fund are not included in this SAI.

Following the Reorganizations, the Surviving Fund will be the accounting and performance survivor.

A table showing the fees and expenses of the Target Funds and the Surviving Fund, and the fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “How do the Annual Fund Operating Expenses Compare?” of the Proxy Statement/Prospectus.

It is currently anticipated that approximately 100% of each Target Fund’s holdings will be sold in advance of the Reorganizations because emerging markets holdings generally cannot be delivered in-kind. A schedule of investments for each Target Fund as of February 28, 2026 is included below. Each investment listed in the attached schedules will be sold in connection with the Reorganizations. Notwithstanding the foregoing, changes may be made to each Target Fund’s portfolio in advance of the Reorganizations and/or the Surviving Fund’s portfolio following the Reorganizations.

There are no material differences in the accounting policies of the Target Funds as compared to those of the Surviving Fund.

(Remainder of this page intentionally left blank.)

2

Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: 97.6%
	Australia: 11.5%
47,559	ANZ Group Holdings Ltd. $	1,353,558	1.4
14,881	Aristocrat Leisure Ltd.	508,731	0.5
16,831	ASX Ltd.	634,267	0.7
27,186	BHP Group Ltd. - Class	1,103,076
	DI		1.2
7,095	Commonwealth Bank of	880,284
	Australia		0.9
21,524	Computershare Ltd.	474,579	0.5
2,048	CSL Ltd.	214,398	0.2
37,313	Fortescue Metals Group	560,485
	Ltd.		0.6
121,992	Insurance Australia	578,009
	Group Ltd.		0.6
83,715	Medibank Pvt Ltd.	260,905	0.3
4,923	National Australia Bank	171,579
	Ltd.		0.2
3,325	Pro Medicus Ltd.	306,856	0.3
44,146	QBE Insurance Group	685,558
	Ltd.		0.7
5,960	Rio Tinto Ltd.	708,522	0.8
14,147	Santos Ltd.	68,176	0.1
250,760	Scentre Group	681,624	0.7
217,289	South32 Ltd. - Class DI	711,811	0.8
63,410	Telstra Group Ltd.	233,747	0.2
62,942	Transurban Group	641,673	0.7
9,549	Vicinity Ltd.	16,645	0.0
2,029	WiseTech Global Ltd.	68,688	0.1
		10,863,171	11.5
	China: 25.0%
26,000	AAC Technologies	123,588
	Holdings, Inc.		0.1
9,000	Airtac International Group	344,355	0.4
109,200	Alibaba Group Holding	1,976,164
	Ltd.		2.1
252,000	AviChina Industry &
	Technology Co. Ltd. -	136,840
	Class H		0.1
251,000	Bank of China Ltd. -	148,529
	Class H		0.2
148,500	Bank of Shanghai Co.	209,677
	Ltd. - Class A		0.2
86,000	Beijing Enterprises	386,779
	Holdings Ltd.		0.4
39,300 (1)	BOC Aviation Ltd.	436,453	0.5
20,000	Bosideng International	12,398
	Holdings Ltd.		0.0
48,000	BYD Electronic	196,955
	International Co. Ltd.		0.2
87,600	Changjiang Securities	101,407
	Co. Ltd. - Class A		0.1
551,000	China CITIC Bank Corp.	506,974
	Ltd. - Class H		0.5
508,000	China Communications
	Services Corp. Ltd. -	288,378
	Class H		0.3
142,960	China Construction Bank	145,447
	Corp. - Class H		0.2
7,800	China Gold International	204,209
	Resources Corp. Ltd.		0.2

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

38,500	China Hongqiao Group	$173,653
	Ltd.		0.2
152,000	China Mengniu Dairy Co.	313,217
	Ltd.		0.3
64,000	China Merchants Bank	398,125
	Co. Ltd. - Class H		0.4
6,000	China Merchants Port	13,406
	Holdings Co. Ltd.		0.0
296,000	China National Building
	Material Co. Ltd. - Class	256,643
	H		0.3
92,812	China Railway Signal &
	Communication Corp.	77,422
	Ltd. - Class A		0.1
163,300	China State Construction
	Engineering Corp. Ltd. -	120,003
	Class A		0.1
233,700 (1)	China Tower Corp. Ltd. -	332,538
	Class H		0.4
503,000	Chongqing Rural
	Commercial Bank Co.	378,693
	Ltd. - Class H		0.4
13,500	CITIC Securities Co. Ltd.	48,323
	- Class H		0.1
135,000	CMOC Group Ltd. - Class	415,319
	H		0.4
3,200	Contemporary Amperex
	Technology Co. Ltd. -	202,210
	Class H		0.2
125,000	CRRC Corp. Ltd. - Class	92,550
	H		0.1
20,200	Dongfang Electric Corp.	109,043
	Ltd. - Class A		0.1
174,000	Far East Horizon Ltd.	171,951	0.2
34,482 (2)	Flat Glass Group Co. Ltd.	85,821
	- Class A		0.1
489,500	Fosun International Ltd.	241,690	0.3
4,800 (1)	Ganfeng Lithium Group	42,074
	Co. Ltd. - Class H		0.0
43,000	Geely Automobile	88,766
	Holdings Ltd.		0.1
16,800	GF Securities Co. Ltd. -	36,894
	Class H		0.0
43,200	Goldwind Science &
	Technology Co. Ltd. -	178,850
	Class A		0.2
190,500	Great Wall Motor Co. Ltd.	312,150
	- Class H		0.3
320,000	Guangdong Investment	311,703
	Ltd.		0.3
4,541	H World Group Ltd., ADR	248,847	0.3
22,000 (1)	Hansoh Pharmaceutical	97,944
	Group Co. Ltd.		0.1
103,800 (1)	Huatai Securities Co. Ltd.	221,992
	- Class H		0.2
60,300	Huayu Automotive
	Systems Co. Ltd. - Class	169,843
	A		0.2
Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

1,016,414	Industrial & Commercial
	Bank of China Ltd. -	$835,958
	Class H		0.9
98,000	Inner Mongolia Yitai Coal	199,415
	Co. Ltd. - Class B		0.2
19,300	Jiangsu Zhongtian
	Technology Co. Ltd. -	81,771
	Class A		0.1
12,564	Kanzhun Ltd., ADR	202,029	0.2
352,000	Kunlun Energy Co. Ltd.	377,325	0.4
56,000	Lenovo Group Ltd.	69,122	0.1
3,800	Luxshare Precision
	Industry Co. Ltd. - Class	27,730
	A		0.0
140,500 (1)	Meitu, Inc.	101,202	0.1
18,800	Midea Group Co. Ltd. -	217,615
	Class H		0.2
21,000	MINISO Group Holding	95,209
	Ltd.		0.1
841	Montage Technology Co.	20,003
	Ltd. - Class A		0.0
63,800	NARI Technology Co. Ltd.	253,925
	- Class A		0.3
10,400	NetEase, Inc.	234,262	0.2
25,900	New Oriental Education &	142,442
	Technology Group, Inc.		0.2
526,000	People's Insurance Co.
	Group of China Ltd. -	429,677
	Class H		0.5
192,000	PICC Property & Casualty	396,162
	Co. Ltd. - Class H		0.4
56,100	Ping An Bank Co. Ltd. -	89,164
	Class A		0.1
104,500	Ping An Insurance Group
	Co. of China Ltd. - Class	903,992
	H		1.0
137,200	SAIC Motor Corp. Ltd. -	286,345
	Class A		0.3
41,700	Sany Heavy Industry Co.	140,637
	Ltd. - Class A		0.1
5,700	Seres Group Co. Ltd. -	89,140
	Class A		0.1
27,900	Shandong Nanshan
	Aluminum Co. Ltd. -	28,777
	Class A		0.0
147,200	Shandong Weigao Group
	Medical Polymer Co. Ltd.	95,777
	- Class H		0.1
13,400	Shanghai Allist
	Pharmaceuticals Co. Ltd.	181,203
	- Class A		0.2

978Shanghai BOCHU Electronic Technology

	Corp. Ltd. - Class A	21,610	0.0
58,300	Shanghai International	259,240
	Airport Co. Ltd. - Class A		0.3
34,000	Sino Biopharmaceutical	26,219
	Ltd.		0.0
50,800	Sinopharm Group Co.	136,959
	Ltd. - Class H		0.1

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

2,900		Sungrow Power Supply
		Co. Ltd. - Class A		$60,932	0.1
73,300		TCL Technology Group		53,046
		Corp. - Class A			0.1
44,100		Tencent Holdings Ltd.		2,901,508	3.1
6,722		Tencent Music
		Entertainment Group,		98,141
		ADR			0.1
92,400		Tongcheng Travel		243,414
		Holdings Ltd.			0.3
4,150		Trip.com Group Ltd.		215,377	0.2
6,126		Vipshop Holdings Ltd.,		106,715
		ADR			0.1
82,000		Weichai Power Co. Ltd. -		341,228
		Class H			0.4
3,600		Wilmar International Ltd.		10,008	0.0
24,000	(1)	WuXi AppTec Co. Ltd. -		364,230
		Class H			0.4
98,400	(1)(2)	Xiaomi Corp. - Class B		435,214	0.5
178,000 (1)		Yadea Group Holdings		259,056
		Ltd.			0.3
99,500		Yangzijiang Shipbuilding		340,088
		Holdings Ltd.			0.4
44,080		Yealink Network
		Technology Corp. Ltd. -		241,256
		Class A			0.3
27,600		Yintai Gold Co. Ltd. -		125,238
		Class A			0.1
33,600		Zhejiang China
		Commodities City Group		72,890
		Co. Ltd. - Class A			0.1
37,800		Zhejiang Chint Electrics		181,961
		Co. Ltd. - Class A			0.2
9,900		Zhejiang Dahua
		Technology Co. Ltd. -		27,773
		Class A			0.0
52,000		Zhejiang Expressway Co.		45,500
		Ltd. - Class H			0.0
170,500		Zhejiang Longsheng		407,537
		Group Co. Ltd. - Class A			0.4
19,600		Zhuzhou CRRC Times		110,966
		Electric Co. Ltd. - Class H			0.1
104,000		Zijin Mining Group Co.		595,281
		Ltd. - Class H			0.6
13,400		ZTE Corp. - Class H		46,429	0.1
1,250		ZTO Express Cayman,		30,178
		Inc.			0.0
				23,614,699	25.0
		Hong Kong: 3.1%
16,774		AIA Group Ltd.		185,043	0.2
43,500		CK Asset Holdings Ltd.		275,998	0.3
15,000		Hong Kong Exchanges &		801,374
		Clearing Ltd.			0.8
97,100		Link REIT		480,051	0.5
25,500		Swire Pacific Ltd. -	Class	273,920
		A			0.3
3,500		Techtronic Industries Co.		56,685
		Ltd.			0.1
576,500 (1)		WH Group Ltd.		725,102	0.8
Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

Hong Kong (continued)

29,000	Wharf Real Estate	$106,758
	Investment Co. Ltd.		0.1
		2,904,931	3.1
	India: 11.6%
2,105	Asian Paints Ltd.	55,084	0.0
58,215	Bank of Baroda	206,233	0.2
76,526	Bharat Electronics Ltd.	374,706	0.4
45,311	Bharat Heavy Electricals	132,034
	Ltd.		0.1
68,741	Bharat Petroleum Corp.	291,224
	Ltd.		0.3
3,811	BSE Ltd.	113,702	0.1
10,605	Coromandel International	258,994
	Ltd.		0.3
1,655	Cummins India Ltd.	89,249	0.1
193,142	GAIL India Ltd.	360,402	0.4
1,821	GE Vernova T&D India	77,066
	Ltd.		0.1
7,814	Godrej Consumer	104,662
	Products Ltd.		0.1
26,636	HCL Technologies Ltd.	407,704	0.4
12,467 (1)	HDFC Asset	370,026
	Management Co. Ltd.		0.4
31,671	HDFC Bank Ltd.	309,584	0.3
662	Hero MotoCorp Ltd.	41,596	0.0
6,034	Hindustan Aeronautics	259,543
	Ltd.		0.3
280	Hitachi Energy India Ltd.	78,751	0.1
62,101	ICICI Bank Ltd.	944,352	1.0
233,410	Indian Oil Corp. Ltd.	481,099	0.5
13,927	Info Edge India Ltd.	157,751	0.2
45,782	Infosys Ltd.	656,188	0.7
5,206 (1)	LTIMindtree Ltd.	256,145	0.3
9,969	Mphasis Ltd.	252,005	0.3
294,906	NHPC Ltd.	244,307	0.3
87,212	Oil & Natural Gas Corp.	268,787
	Ltd.		0.3
3,590	Oracle Financial Services	274,737
	Software Ltd. - Class 1		0.3
3,213	Persistent Systems Ltd.	167,676	0.2
16,214	Pidilite Industries Ltd.	266,149	0.3
225	Polycab India Ltd.	21,318	0.0
54,810	Power Finance Corp. Ltd.	249,609	0.3
137,039	Power Grid Corp. of India	450,615
	Ltd.		0.5
88,557	REC Ltd.	341,068	0.4
11,611	Reliance Industries Ltd.	178,198	0.2
1,759	Solar Industries India Ltd.	261,500	0.3
10,707	Sun Pharmaceutical	205,265
	Industries Ltd.		0.2
79,171 (2)	Suzlon Energy Ltd.	37,203	0.0
18,047	Tata Consultancy	524,506
	Services Ltd.		0.5
83,191	Tata Steel Ltd.	194,510	0.2
22,869	Tech Mahindra Ltd.	342,227	0.4
2,967	United Spirits Ltd.	45,032	0.0
27,289	UPL Ltd.	191,449	0.2
173,503	Wipro Ltd.	384,497	0.4
		10,926,753	11.6

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

Indonesia: 0.5%

949,300	Bank Central Asia Tbk PT $	405,341	0.4
379,300	Bank Negara Indonesia	99,416
	Persero Tbk PT		0.1
		504,757	0.5
	Macao: 0.2%
36,000	Galaxy Entertainment	191,561
	Group Ltd.		0.2
	Malaysia: 2.2%
329,900	AMMB Holdings Bhd	544,897	0.6
213,200	CIMB Group Holdings	440,238
	Bhd		0.5
133,000	Malayan Banking Bhd	408,657	0.4
393,500 (1)	MR DIY Group M Bhd	181,023	0.2
240,000	RHB Bank Bhd	517,894	0.5
		2,092,709	2.2
	New Zealand: 0.5%
20,438	Fisher & Paykel	499,653
	Healthcare Corp. Ltd.		0.5
	Philippines: 0.0%
146,000	Ayala Land, Inc.	52,906	0.0
	Singapore: 2.6%
234,200	CapitaLand Ascendas	497,498
	REIT		0.5
304,900	CapitaLand Integrated	589,887
	Commercial Trust		0.6
16,700	DBS Group Holdings Ltd.	752,255	0.8
43,700	Singapore Exchange Ltd.	627,560	0.7
		2,467,200	2.6
	South Korea: 17.4%
3,289	Amorepacific Corp.	345,806	0.4
3,325	DB Insurance Co. Ltd.	422,425	0.5
4,440	Doosan Bobcat, Inc.	200,212	0.2
6,046	Hana Financial Group,	511,415
	Inc.		0.5
2,590	HD Hyundai Co. Ltd.	526,870	0.6
297	HD Hyundai Electric Co.	216,826
	Ltd.		0.2
462	HD Hyundai Heavy	193,474
	Industries Co. Ltd.		0.2
1,221	HD Korea Shipbuilding
	& Offshore Engineering	381,935
	Co. Ltd.		0.4
1,005	Hyundai Mobis Co. Ltd.	361,250	0.4
7,144	KB Financial Group, Inc.	788,470	0.8
6,239	Kia Corp.	890,852	0.9
6,151	Korea Electric Power	247,234
	Corp.		0.3
1,037	LG Chem Ltd.	301,537	0.3
265	LG Corp.	19,830	0.0
36,151	LG Uplus Corp.	415,907	0.4
227	NAVER Corp.	40,101	0.0
3,041	NH Investment &	75,152
	Securities Co. Ltd.		0.1
60	POSCO Holdings, Inc.	17,220	0.0
41,560	Samsung Electronics Co.	6,220,341
	Ltd.		6.6
392	Samsung SDS Co. Ltd.	53,123	0.1
Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

South Korea (continued)

10,559	Shinhan Financial Group	$710,161
	Co. Ltd.		0.8
4,588	SK Hynix, Inc.	3,392,333	3.6
4,529	Woori Financial Group,	113,336
	Inc.		0.1
		16,445,810	17.4
	Taiwan: 20.7%
7,000	Accton Technology Corp.	308,037	0.3
8,000	Advantech Co. Ltd.	84,844	0.1
3,000	Alchip Technologies Ltd.	328,393	0.3
1,000	ASPEED Technology, Inc.	308,663	0.3
27,000	Catcher Technology Co.	164,886
	Ltd.		0.2
2,000	Chroma ATE, Inc.	86,908	0.1
359,000	Compal Electronics, Inc.	360,155	0.4
27,000	Delta Electronics, Inc.	1,217,533	1.3
6,000	eMemory Technology,	477,170
	Inc.		0.5
217,000	Far Eastern New Century	199,606
	Corp.		0.2
3,300	Fortune Electric Co. Ltd.	111,313	0.1
139,000	Hon Hai Precision	1,063,182
	Industry Co. Ltd.		1.1
5,000	International Games	110,626
	System Co. Ltd.		0.1
2,000	Jentech Precision	195,033
	Industrial Co. Ltd.		0.2
2,000	King Slide Works Co. Ltd.	215,230	0.2
29,000	Lite-On Technology Corp.	158,295	0.2
4,000	MediaTek, Inc.	246,398	0.3
14,426	PharmaEssentia Corp.	333,185	0.4
20,000	President Chain Store	143,237
	Corp.		0.2
204,627	Taiwan Semiconductor	12,768,355
	Manufacturing Co. Ltd.		13.5
195,000	United Microelectronics	403,427
	Corp.		0.4
39,000	Zhen Ding Technology	257,844
	Holding Ltd.		0.3
		19,542,320	20.7
	Thailand: 1.6%
1,600	Advanced Info Service	19,552
	PCL		0.0
11,400	Bumrungrad Hospital	77,929
	PCL		0.1
267,900	CP AXTRA PCL	144,813	0.2
37,900	Delta Electronics	339,425
	Thailand PCL		0.4
6,000	Kasikornbank PCL	38,786	0.0
423,700	Minor International PCL	354,304	0.4
106,300	SCB X PCL - Foreign	507,546	0.5
		1,482,355	1.6
	United Kingdom: 0.7%
84,500	CK Hutchison Holdings	695,756
	Ltd.		0.7
	Total Common Stock	92,284,581
	(Cost $59,787,939)		97.6
			Percentage
			of Net
Shares	RA	Value	Assets
EXCHANGE-TRADED FUNDS: 1.3%
11,550	iShares MSCI All Country	$1,231,230
	Asia ex Japan ETF		1.3
	Total Exchange-Traded
	Funds	1,231,230
	(Cost $1,031,319)		1.3
	Total Long-Term
	Investments	93,515,811
	(Cost $60,819,258)		98.9

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
1,026,000 (3)	Morgan Stanley
	Institutional Liquidity
	Funds - Government
	Portfolio (Institutional
	Share Class), 3.590%
	(Cost $1,026,000)	$1,026,000	1.1

	Total Short-Term
	Investments	1,026,000
	(Cost $1,026,000)		1.1
	Total Investments in
	Securities
	(Cost $61,845,258)	$94,541,811	100.0
	Liabilities in Excess of

	Other Assets	(20,371)	0.0

	Net Assets	$94,521,440	100.0

ADR	American Depositary Receipt

(1)Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁied institutional buyers.

(2)Non-income producing security.

(3)Rate shown is the 7-day yield as of February 28, 2026.

Percentage
Sector Diversiﬁication	of Net Assets
Information Technology	35.3%
Financials	21.2
Industrials	9.3
Consumer Discretionary	7.5
Materials	7.3
Communication Services	4.9
Real Estate	2.9
Health Care	2.7
Utilities	2.5
Energy	2.1
Consumer Staples	1.9
Exchange-Traded Funds	1.3
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signiﬁicant Other	Signiﬁicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	February 28, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$10,863,171	$—	$10,863,171
China	1,346,274	22,268,425	—	23,614,699
Hong Kong	725,102	2,179,829	—	2,904,931
India	381,641	10,545,112	—	10,926,753
Indonesia	—	504,757	—	504,757
Macao	—	191,561	—	191,561
Malaysia	—	2,092,709	—	2,092,709
New Zealand	—	499,653	—	499,653
Philippines	—	52,906	—	52,906
Singapore	—	2,467,200	—	2,467,200
South Korea	—	16,445,810	—	16,445,810
Taiwan	—	19,542,320	—	19,542,320
Thailand	—	1,482,355	—	1,482,355
United Kingdom	—	695,756	—	695,756
Total Common Stock	2,453,017	89,831,564	—	92,284,581
Exchange-Traded Funds	1,231,230	—	—	1,231,230
Short-Term Investments	1,026,000	—	—	1,026,000
Total Investments, at fair value	$4,710,247	$89,831,564	$—	$94,541,811
Liabilities Table

Other Financial Instruments+
Written Options	$—	$(361,728)	$—	$(361,728)
Total Liabilities	$—	$(361,728)	$—	$(361,728)

^

#

+

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The earlier close of the foreign markets gives rise to the possibility that signiﬁicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At February 28, 2026, the following OTC written equity options were outstanding for Voya Asia Pacific							High	Dividend Equity Income Fund:
		Put/	Expiration		Exercise	Number of		Notional	Premiums
Description	Counterparty	Call	Date		Price	Contracts		Amount	Received	Fair Value
iShares MSCI Australia	Royal Bank of
ETF	Canada	Call	03/20/26	USD	30.220	47,138	USD	1,418,382	$16,941	$(25,097)
iShares MSCI	JPMorgan Chase
Emerging Markets ETF	Bank N.A.	Call	03/20/26	USD	63.430	173,244	USD	10,841,610	169,554	(185,998)
iShares MSCI	JPMorgan Chase
Emerging Markets ETF	Bank N.A.	Call	03/20/26	USD	63.900	173,244	USD	10,841,610	136,083	(150,633)
									$322,578	$(361,728)

Currency Abbreviations:

USD — United States Dollar

Voya Asia Pacific High Dividend	PORTFOLIO OF INVESTMENTS
Equity Income Fund
as of February 28, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$361,728
Total Liability Derivatives		$361,728

The effect of derivative instruments on the Fund's Statement of Operations for the year ended February 28, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(2,998,101)

Total	$(2,998,101)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(341,945)
Total
$(341,945)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at February 28, 2026:

		JPMorgan
		Chase Bank	Royal Bank of	Total
		N.A.	Canada
Liabilities:
Written options		$336,631	$25,097	$361,728
Total Liabilities		$336,631	$25,097	$361,728
Net OTC derivative instruments by counterparty, at fair value
		$(336,631)	$(25,097)	$(361,728)
Total collateral pledged by the Fund/(Received from counterparty)
	$	— $	25,097	$25,097
Net Exposure(1),(2)		$(336,631)	$—	$(336,631)

(1)Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)At February 28, 2026, the Fund had pledged $260,000 in cash collateral to Royal Bank of Canada. Excess cash collateral, if any, is not shown for financial reporting purposes.

At February 28, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $63,193,473.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,099,928
Gross Unrealized Depreciation	(2,966,536)

Net Unrealized Appreciation	$31,133,392

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: 95.5%
	Australia: 0.6%
6,371	Anglogold Ashanti PLC	$815,064	0.6
	Brazil: 3.0%
173,400	Caixa Seguridade	606,131
	Participacoes S/A		0.4
23,900	MBRF Global Foods Co.	96,504
	SA		0.1
41,400	Porto Seguro SA	423,570	0.3
60,500 (1)	Rede D'Or Sao Luiz SA	478,548	0.3
35,800	Telefonica Brasil SA	302,099	0.2
139,100	TIM SA/Brazil	760,281	0.6
32,200	Totvs SA	237,802	0.2
70,600	Ultrapar Participacoes SA	355,444	0.3
46,200	Vale SA - Foreign	797,021	0.6
		4,057,400	3.0
	Chile: 0.3%
3,870,034	Enel Americas SA	348,104	0.3
117,795	Enel Chile SA	9,860	0.0
		357,964	0.3
	China: 24.7%
24,500	AAC Technologies	116,458
	Holdings, Inc.		0.1
14,000	Airtac International Group	535,664	0.4
161,100	Alibaba Group Holding	2,915,385
	Ltd.		2.2
56,000	Aluminum Corp. of China	100,982
	Ltd. - Class H		0.1
425,000	AviChina Industry &
	Technology Co. Ltd. -	230,782
	Class H		0.2
75,000	Bank of China Ltd. -	44,381
	Class H		0.0
164,600	Bank of Shanghai Co.	232,409
	Ltd. - Class A		0.2
86,000	Beijing Enterprises	386,779
	Holdings Ltd.		0.3
49,400 (1)	BOC Aviation Ltd.	548,620	0.4
53,500	BYD Electronic	219,522
	International Co. Ltd.		0.2
172,100	Changjiang Securities	199,226
	Co. Ltd. - Class A		0.1
618,000	China CITIC Bank Corp.	568,620
	Ltd. - Class H		0.4
624,000	China Communications
	Services Corp. Ltd. -	354,228
	Class H		0.3
165,000	China Construction Bank	167,870
	Corp. - Class H		0.1
12,500	China Gold International	327,258
	Resources Corp. Ltd.		0.2
36,000	China Hongqiao Group	162,377
	Ltd.		0.1
15,600 (1)	China International
	Capital Corp. Ltd. - Class	40,204
	H		0.0
147,000	China Mengniu Dairy Co.	302,914
	Ltd.		0.2
89,000	China Merchants Bank	553,642
	Co. Ltd. - Class H		0.4

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

117,500	China Minsheng Banking	$60,716
	Corp. Ltd. - Class H		0.0
254,000	China National Building
	Material Co. Ltd. - Class	220,228
	H		0.2
68,900	China National Chemical
	Engineering Co. Ltd. -	93,888
	Class A		0.1
72,000	China Oilfield Services	92,976
	Ltd. - Class H		0.1
71,000	China Railway Group Ltd.	46,984
	- Class H		0.0
74,881	China Railway Signal &
	Communication Corp.	62,464
	Ltd. - Class A		0.0
25,500	China Resources Land	103,063
	Ltd.		0.1
310,300	China State Construction
	Engineering Corp. Ltd. -	228,028
	Class A		0.2
277,200 (1)	China Tower Corp. Ltd. -	394,435
	Class H		0.3
19,400	China XD Electric Co.	45,422
	Ltd. - Class A		0.0
523,000	Chongqing Rural
	Commercial Bank Co.	393,751
	Ltd. - Class H		0.3
39,000	CITIC Securities Co. Ltd.	139,600
	- Class H		0.1
195,000	CMOC Group Ltd. - Class	599,905
	H		0.4
5,300	Contemporary Amperex
	Technology Co. Ltd. -	334,910
	Class H		0.3
364,000	CRRC Corp. Ltd. - Class	269,505
	H		0.2
60,600	Dongfang Electric Corp.	327,128
	Ltd. - Class A		0.2
429,000	Far East Horizon Ltd.	423,949	0.3
50,876 (2)	Flat Glass Group Co. Ltd.	126,623
	- Class A		0.1
701,000	Fosun International Ltd.	346,118	0.3
7,800 (1)	Ganfeng Lithium Group	68,371
	Co. Ltd. - Class H		0.1
15,000	Geely Automobile	30,965
	Holdings Ltd.		0.0
80,200	GF Securities Co. Ltd. -	176,123
	Class H		0.1
61,400	Goldwind Science &
	Technology Co. Ltd. -	254,199
	Class A		0.2
208,000	Great Wall Motor Co. Ltd.	340,825
	- Class H		0.3
374,000	Guangdong Investment	364,303
	Ltd.		0.3
6,818	H World Group Ltd., ADR	373,626	0.3
36,000 (1)	Hansoh Pharmaceutical	160,272
	Group Co. Ltd.		0.1
5,300	Hengtong Optic-electric	36,598
	Co. Ltd. - Class A		0.0
Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

137,200 (1)	Huatai Securities Co. Ltd.	$293,423		17,600	Shanghai Allist
	- Class H		0.2		Pharmaceuticals Co. Ltd.	$237,998
23,100	Huayu Automotive				- Class A		0.2
	Systems Co. Ltd. - Class	65,064		4,351	Shanghai BOCHU
	A		0.1		Electronic Technology	96,142
1,201,592	Industrial & Commercial				Corp. Ltd. - Class A		0.1
	Bank of China Ltd. -	988,260		58,900	Shanghai International	261,908
	Class H		0.7		Airport Co. Ltd. - Class A		0.2
129,900	Inner Mongolia Yitai Coal	264,327		27,200	Shanghai Putailai New
	Co. Ltd. - Class B		0.2		Energy Technology Co.	112,691
1,300	Jiangsu Hengrui				Ltd. - Class A		0.1
	Pharmaceuticals Co. Ltd.	10,695		50,000	Sino Biopharmaceutical	38,557
	- Class A		0.0		Ltd.		0.0
74,900	Jiangsu Zhongtian			43,200	Sinopharm Group Co.	116,469
	Technology Co. Ltd. -	317,338			Ltd. - Class H		0.1
	Class A		0.2	6,600	Sungrow Power Supply	138,673
17,473	Kanzhun Ltd., ADR	280,966	0.2		Co. Ltd. - Class A		0.1
384,000	Kunlun Energy Co. Ltd.	411,627	0.3	179,400	TCL Technology Group	129,828
76,000	Lenovo Group Ltd.	93,809	0.1		Corp. - Class A		0.1
4,900	Luxshare Precision			68,700	Tencent Holdings Ltd.	4,520,036	3.3
	Industry Co. Ltd. - Class	35,757		9,917	Tencent Music
	A		0.0		Entertainment Group,	144,788
183,500 (1)	Meitu, Inc.	132,175	0.1		ADR		0.1
24,500	Midea Group Co. Ltd. -	283,593		14,000	Tingyi Cayman Islands	23,379
	Class H		0.2		Holding Corp.		0.0
25,000	MINISO Group Holding	113,344		111,600	Tongcheng Travel	293,993
	Ltd.		0.1		Holdings Ltd.		0.2
2,095	Montage Technology Co.	49,829		7,650	Trip.com Group Ltd.	397,021	0.3
	Ltd. - Class A		0.0	11,055	Vipshop Holdings Ltd.,	192,578
87,800	NARI Technology Co. Ltd.	349,446			ADR		0.1
	- Class A		0.3	139,000	Weichai Power Co. Ltd. -	578,422
18,000	NetEase, Inc.	405,453	0.3		Class H		0.4
35,700	New Oriental Education &	196,339		25,300 (1)	WuXi AppTec Co. Ltd. -	383,959
	Technology Group, Inc.		0.1		Class H		0.3
6,800	Ningbo Deye Technology	103,532		163,400 (1)(2)	Xiaomi Corp. - Class B	722,704	0.5
	Co. Ltd. - Class A		0.1	168,000 (1)	Yadea Group Holdings	244,503
626,000	People's Insurance Co.				Ltd.		0.2
	Group of China Ltd. -	511,365		48,600	Yealink Network
	Class H		0.4		Technology Corp. Ltd. -	265,994
260,000	PICC Property & Casualty	536,470			Class A		0.2
	Co. Ltd. - Class H		0.4	68,200	Yintai Gold Co. Ltd. -	309,465
109,700	Ping An Bank Co. Ltd. -	174,354			Class A		0.2
	Class A		0.1	14,000	Yutong Bus Co. Ltd. -	60,630
134,500	Ping An Insurance Group				Class A		0.0
	Co. of China Ltd. - Class	1,163,512		36,500	Zhaojin Mining Industry	160,893
	H		0.9		Co. Ltd. - Class H		0.1
149,300	SAIC Motor Corp. Ltd. -	311,598		43,800	Zhejiang China
	Class A		0.2		Commodities City Group	95,017
82,200	Sany Heavy Industry Co.	277,227			Co. Ltd. - Class A		0.1
	Ltd. - Class A		0.2	59,600	Zhejiang Chint Electrics	286,902
4,900	Seres Group Co. Ltd. -	76,629			Co. Ltd. - Class A		0.2
	Class A		0.1	34,700	Zhejiang Dahua
210,800	Shandong Nanshan				Technology Co. Ltd. -	97,346
	Aluminum Co. Ltd. -	217,424			Class A		0.1
	Class A		0.2	196,900	Zhejiang Longsheng	470,640
76,800	Shandong Weigao Group				Group Co. Ltd. - Class A		0.4
	Medical Polymer Co. Ltd.	49,970		64,200	Zhuzhou CRRC Times	363,471
	- Class H		0.0		Electric Co. Ltd. - Class H		0.3
				144,000	Zijin Mining Group Co.	824,236
					Ltd. - Class H		0.6
Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

China (continued)

14,200	ZTE Corp. - Class H	$49,201	0.0
		33,453,266	24.7
	Greece: 1.2%
55,215	Alpha Bank SA	242,859	0.2
72,941	Eurobank SA	337,969	0.2
21,851	National Bank of Greece	355,443
	SA		0.3
9,444	OPAP SA	176,313	0.1
59,235	Piraeus Bank SA	568,336	0.4
		1,680,920	1.2
	Hungary: 0.9%
4,855	OTP Bank Nyrt	598,585	0.4
16,728	Richter Gedeon Nyrt	626,295	0.5
		1,224,880	0.9
	India: 12.1%
3,158	ABB India Ltd.	210,951	0.2
7,121	Asian Paints Ltd.	186,345	0.1
39,558	Bank of Baroda	140,139	0.1
130,778	Bharat Electronics Ltd.	640,348	0.5
90,904	Bharat Heavy Electricals	264,889
	Ltd.		0.2
90,114	Bharat Petroleum Corp.	381,772
	Ltd.		0.3
183	Bharti Airtel Ltd.	3,789	0.0
5,946	BSE Ltd.	177,400	0.1
13,978	CG Power & Industrial	111,440
	Solutions Ltd.		0.1
14,618	Coromandel International	356,999
	Ltd.		0.3
7,834	Cummins India Ltd.	422,463	0.3
187,827	GAIL India Ltd.	350,485	0.3
4,182	GE Vernova T&D India	176,986
	Ltd.		0.1
11,557	Godrej Consumer	154,796
	Products Ltd.		0.1
11,739	Havells India Ltd.	180,273	0.1
35,689	HCL Technologies Ltd.	546,274	0.4
15,258 (1)	HDFC Asset	452,864
	Management Co. Ltd.		0.3
77,379	HDFC Bank Ltd.	756,380	0.6
8,730	Hindustan Aeronautics	375,507
	Ltd.		0.3
571	Hitachi Energy India Ltd.	160,596	0.1
82,261	ICICI Bank Ltd.	1,250,920	0.9
295,256	Indian Oil Corp. Ltd.	608,574	0.5
16,582	Info Edge India Ltd.	187,824	0.1
60,390	Infosys Ltd.	865,563	0.6
4,980	Larsen & Toubro Ltd.	234,288	0.2
6,031 (1)	LTIMindtree Ltd.	296,736	0.2
10,659	Mphasis Ltd.	269,448	0.2
220,884	NHPC Ltd.	182,985	0.1
136,128	Oil & Natural Gas Corp.	419,546
	Ltd.		0.3
3,622	Oracle Financial Services	277,186
	Software Ltd. - Class 1		0.2
4,508	Persistent Systems Ltd.	235,258	0.2
17,554	Pidilite Industries Ltd.	288,144	0.2
2,516	Polycab India Ltd.	238,384	0.2
94,526	Power Finance Corp. Ltd.	430,478	0.3

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

India (continued)

128,410	Power Grid Corp. of India	$422,241
	Ltd.		0.3
115,895	REC Ltd.	446,357	0.3
42,112	Reliance Industries Ltd.	646,307	0.5
1,744	Siemens Energy India	56,259
	Ltd.		0.0
2,422	Solar Industries India Ltd.	360,065	0.3
15,073	Sun Pharmaceutical	288,966
	Industries Ltd.		0.2
278,972 (2)	Suzlon Energy Ltd.	131,092	0.1
21,834	Tata Consultancy	634,569
	Services Ltd.		0.5
40,768	Tata Steel Ltd.	95,320	0.1
27,320	Tech Mahindra Ltd.	408,835	0.3
3,900	Torrent Pharmaceuticals	186,021
	Ltd.		0.1
8,100	United Spirits Ltd.	122,938	0.1
44,040	UPL Ltd.	308,967	0.2
16,735	Vedanta Ltd.	132,361	0.1
170,192	Wipro Ltd.	377,160	0.3
		16,453,488	12.1
	Indonesia: 0.7%
1,373,400	Bank Central Asia Tbk PT	586,428	0.4
713,200	Bank Negara Indonesia	186,932
	Persero Tbk PT		0.1
213,300	Indofood Sukses Makmur	82,019
	Tbk PT		0.1
470,200	Sumber Alfaria Trijaya	46,761
	Tbk PT		0.0
32,200	United Tractors Tbk PT	54,844	0.1
		956,984	0.7
	Kuwait: 0.3%
196,690	Mobile
	Telecommunications Co.	347,590
	KSCP		0.3
	Malaysia: 1.6%
339,700	AMMB Holdings Bhd	561,084	0.4
226,900	CIMB Group Holdings	468,527
	Bhd		0.4
134,500	Malayan Banking Bhd	413,265	0.3
337,200 (1)	MR DIY Group M Bhd	155,123	0.1
251,600	RHB Bank Bhd	542,926	0.4
		2,140,925	1.6
	Mexico: 1.3%
388,700	Alfa SAB de CV - Class A	435,600	0.3
336,778	Fibra Uno Administracion	583,915
	SA de CV		0.4
22,500	Fomento Economico	252,972
	Mexicano SAB de CV		0.2
1,995	Grupo Aeroportuario del
	Sureste SAB de CV -	71,859
	Class B		0.1
37,800	Grupo Financiero Banorte	429,821
	SAB de CV - Class O		0.3
		1,774,167	1.3
	Peru: 0.7%
5,863	Cia de Minas	256,037
	Buenaventura SAA, ADR		0.2
Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

Peru (continued)

1,931	Credicorp Ltd.	$668,860	0.5
		924,897	0.7
	Philippines: 0.3%
263,900	Ayala Land, Inc.	95,630	0.1
33,020	Bank of the Philippine	66,424
	Islands		0.0
71,970	Metropolitan Bank & Trust	96,101
	Co.		0.1
8,260	SM Investments Corp.	100,985	0.1
		359,140	0.3
	Poland: 0.7%
13,926	Polski Koncern Naftowy	448,545
	ORLEN SA		0.3
4,827	Powszechna Kasa
	Oszczednosci Bank	125,061
	Polski SA		0.1
19,975	Powszechny Zaklad	378,443
	Ubezpieczen SA		0.3
		952,049	0.7
	Qatar: 1.5%
519,972	Barwa Real Estate Co.	365,790	0.3
114,767	Ooredoo QPSC	427,335	0.3
67,738	Qatar Electricity & Water	274,412
	Co. QSC		0.2
33,467	Qatar Islamic Bank SAQ	217,724	0.2
133,215	Qatar National Bank	706,138
	QPSC		0.5
		1,991,399	1.5
	Russia: —%
354,185 (2)(3)	Alrosa PJSC	—	—
10,144,776 (2)(3)	Inter RAO UES PJSC	—	—
15,442 (2)(3)	Lukoil PJSC	—	—
9,459 (2)(3)	Magnit PJSC	—	—
116,758 (2)(3)	Mobile TeleSystems	—
	PJSC		—
4,585 (2)(3)	Severstal PAO	—	—
130,134 (2)(3)	Surgutneftegas PJSC	—	—
125,422 (2)(3)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 1.9%
79,044	Arab National Bank	433,619	0.3
15,605	Etihad Etisalat Co.	267,115	0.2
2,387	Mouwasat Medical	40,498
	Services Co.		0.0
34,111	Saudi Basic Industries	492,899
	Corp.		0.4
35,340	Saudi Investment Bank	127,193	0.1
89,518	Saudi National Bank	994,724	0.7
28,955	Yanbu National	194,640
	Petrochemical Co.		0.2
		2,550,688	1.9
	South Africa: 2.7%
55,650	Absa Group Ltd.	951,046	0.7
138	Anglo American Platinum	16,203
	Ltd.		0.0
2,390	Bid Corp. Ltd.	63,059	0.1
18,176	Gold Fields Ltd.	1,065,223	0.8
				Percentage
				of Net
Shares	RA		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
25,098	Harmony Gold Mining
	Co. Ltd.		$571,098	0.4
9,760	Naspers Ltd. - Class N		543,151	0.4
27,538	Shoprite Holdings Ltd.		457,452	0.3
4,640 (2)	Sibanye Stillwater Ltd.		20,612	0.0
			3,687,844	2.7
	South Korea: 17.4%
3,744	Amorepacific	Corp.	393,645	0.3
4,185	DB Insurance Co. Ltd.		531,684	0.4
6,752	Doosan Bobcat, Inc.		304,466	0.2
7,108	Hana Financial Group,		601,246
	Inc.			0.4
3,109	HD Hyundai Co. Ltd.		632,447	0.5
654	HD Hyundai Electric Co.		477,456
	Ltd.			0.4
816	HD Hyundai Heavy		341,720
	Industries Co. Ltd.			0.3
500	HD Hyundai Marine		64,024
	Solution Co. Ltd.			0.1
1,700	HD Korea Shipbuilding
	& Offshore Engineering		531,769
	Co. Ltd.			0.4
718	Hyundai Mobis Co. Ltd.		258,087	0.2
381	Hyundai Rotem Co. Ltd.		60,915	0.1
8,394	KB Financial Group, Inc.		926,430	0.7
7,015	Kia Corp.		1,001,655	0.7
7,214	Korea Electric Power		289,960
	Corp.			0.2
1,434	Korea Investment		257,853
	Holdings Co. Ltd.			0.2
1,550	LG Chem Ltd.		450,706	0.3
4,181	LG Corp.		312,861	0.2
821	LG Electronics, Inc.		83,057	0.1
990	LG H&H Co. Ltd.		183,707	0.1
37,148	LG Uplus Corp.		427,377	0.3
827	NAVER Corp.		146,093	0.1
7,791	NH Investment &		192,540
	Securities Co. Ltd.			0.1
921	POSCO Holdings, Inc.		264,328	0.2
596	Samsung C&T Corp.		145,241	0.1
59,139	Samsung Electronics Co.		8,851,413
	Ltd.			6.5
1,277	Samsung SDS Co. Ltd.		173,058	0.1
12,070	Shinhan Financial Group		811,786
	Co. Ltd.			0.6
6,468	SK Hynix, Inc.		4,782,391	3.5
6,144	Woori Financial Group,		153,751
	Inc.			0.1
			23,651,666	17.4
	Taiwan: 20.6%
10,000	Accton Technology Corp.		440,053	0.3
16,000	Advantech Co. Ltd.		169,687	0.1
4,000	Alchip Technologies Ltd.		437,858	0.3
1,000	ASPEED Technology, Inc.		308,663	0.2
4,000	Asustek Computer, Inc.		67,592	0.1
23,000	Catcher Technology Co.		140,459
	Ltd.			0.1
3,000	Chroma ATE, Inc.		130,362	0.1
416,000	Compal Electronics, Inc.		417,338	0.3
Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

Percentage

of Net

SharesRAValue Assets

COMMON STOCK: (continued)

Taiwan (continued)

36,000	Delta Electronics, Inc.	$1,623,378	1.2
6,000	eMemory Technology,	477,170
	Inc.		0.4
520,000	Far Eastern New Century	478,318
	Corp.		0.4
39,000	Far EasTone
	Telecommunications Co.	114,617
	Ltd.		0.1
8,200	Fortune Electric Co. Ltd.	276,596	0.2
191,000	Hon Hai Precision	1,460,919
	Industry Co. Ltd.		1.1
11,000	International Games	243,376
	System Co. Ltd.		0.2
2,000	Jentech Precision	195,033
	Industrial Co. Ltd.		0.1
2,000	King Slide Works Co. Ltd.	215,230	0.2
41,000	Lite-On Technology Corp.	223,797	0.2
7,000	MediaTek, Inc.	431,197	0.3
17,975	PharmaEssentia Corp.	415,154	0.3
52,000	President Chain Store	372,415
	Corp.		0.3
290,962	Taiwan Semiconductor	18,155,503
	Manufacturing Co. Ltd.		13.4
12,000	Teco Electric and	31,331
	Machinery Co. Ltd.		0.0
26,000	Uni-President Enterprises	60,116
	Corp.		0.0
265,000	United Microelectronics	548,247
	Corp.		0.4
1,000	Wiwynn Corp.	125,671	0.1
50,000	Zhen Ding Technology	330,569
	Holding Ltd.		0.2
		27,890,649	20.6
	Thailand: 1.6%
16,500	Advanced Info Service	201,625
	PCL		0.1
18,700	Bumrungrad Hospital	127,830
	PCL		0.1
123,200	Charoen Pokphand	83,143
	Foods PCL		0.1
308,000	CP AXTRA PCL	166,489	0.1
53,400	Delta Electronics	478,241
	Thailand PCL		0.4
25,800	Kasikornbank PCL	166,782
	- Foreign		0.1
491,200	Minor International PCL	410,749	0.3
123,000	SCB X PCL - Foreign	587,282	0.4
		2,222,141	1.6
	United Arab Emirates: 1.4%
188,226	Aldar Properties PJSC	553,467	0.4
406,348	Dubai Electricity & Water	332,049
	Authority PJSC		0.2
47,247	Emaar Development	248,902
	PJSC		0.2
184,252	Emaar Properties PJSC	813,181	0.6
		1,947,599	1.4
	Total Common Stock	129,440,720
	(Cost $85,173,321)		95.5

Percentage

of Net

SharesRAValue Assets

EXCHANGE-TRADED FUNDS: 1.2%

26,196	iShares MSCI Emerging	$1,639,346
	Markets ETF		1.2
	Total Exchange-Traded
	Funds	1,639,346
	(Cost $1,257,864)		1.2

PREFERRED STOCK: 2.1%
	Brazil: 2.1%
44,200	Axia Energia	578,441	0.4
49,900	Banco Bradesco SA -	206,063
	Preference Shares		0.2
131,722	Itau Unibanco Holding SA	1,193,504	0.9
251,542	Itausa SA	700,677	0.5
15,275	Petroleo Brasileiro SA	117,725	0.1
		2,796,410	2.1
	Total Preferred Stock	2,796,410
	(Cost $1,734,178)		2.1
	Total Long-Term
	Investments	133,876,476
	(Cost $88,165,363)		98.8

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
705,000 (4)	Morgan Stanley
	Institutional Liquidity
	Funds - Government
	Portfolio (Institutional
	Share Class), 3.590%
	(Cost $705,000)	$705,000	0.5

	Total Short-Term
	Investments	705,000
	(Cost $705,000)		0.5
	Total Investments in
	Securities
	(Cost $88,870,363)	$134,581,476	99.3
	Assets in Excess of

	Other Liabilities	907,394	0.7

	Net Assets	$135,488,870	100.0

ADR	American Depositary Receipt

(1)Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁied institutional buyers.

(2)Non-income producing security.

(3)For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)Rate shown is the 7-day yield as of February 28, 2026.

Voya Emerging Markets High Dividend		PORTFOLIO OF INVESTMENTS
Equity Fund
		as of February 28, 2026 (continued)

	Percentage
Sector Diversiﬁication	of Net Assets
Information Technology	34.3%
Financials	20.5
Industrials	9.6
Materials	7.6
Communication Services	6.7
Consumer Discretionary	6.6
Utilities	2.9
Energy	2.7
Consumer Staples	2.4
Health Care	2.3
Real Estate	2.0
Exchange-Traded Funds	1.2
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:

Quoted Prices
in Active Markets	Signiﬁicant Other	Signiﬁicant
for Identical	Observable	Unobservable	Fair Value
Investments	Inputs#	Inputs	at
(Level 1)	(Level 2)	(Level 3)	February 28, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$
Brazil	4,057,400
Chile	357,964
China	1,709,713
Greece	744,649
Hungary	626,295
India	855,704
Indonesia	—
Kuwait	347,590
Malaysia	—
Mexico	1,774,167
Peru	924,897
Philippines	263,510
Poland	—
Qatar	980,550
Russia	—
Saudi Arabia	1,614,816
South Africa	520,511
South Korea	—
Taiwan	—
Thailand	—
United Arab Emirates	248,902
Total Common Stock	15,026,668
Exchange-Traded Funds	1,639,346
Preferred Stock	2,796,410
Short-Term Investments	705,000
Total Investments, at fair value	$20,167,424	$
Liabilities Table

Other Financial Instruments+
Written Options	$—	$
Total Liabilities	$—	$

815,064	$—	$815,064
—	—	4,057,400
—	—	357,964
31,743,553	—	33,453,266
936,271	—	1,680,920
598,585	—	1,224,880
15,597,784	—	16,453,488
956,984	—	956,984
—	—	347,590
2,140,925	—	2,140,925
—	—	1,774,167
—	—	924,897
95,630	—	359,140
952,049	—	952,049
1,010,849	—	1,991,399
—	—	—
935,872	—	2,550,688
3,167,333	—	3,687,844
23,651,666	—	23,651,666
27,890,649	—	27,890,649
2,222,141	—	2,222,141
1,698,697	—	1,947,599
114,414,052	—	129,440,720
—	—	1,639,346
—	—	2,796,410
—	—	705,000
114,414,052	$—	$134,581,476

(759,172)	$—	$(759,172)
(759,172)	$—	$(759,172)

^

#

+

See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The earlier close of the foreign markets gives rise to the possibility that signiﬁicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

At February 28, 2026, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

		Put/	Expiration		Exercise	Number of		Notional	Premiums
Description	Counterparty	Call	Date		Price	Contracts		Amount	Received	Fair Value
iShares MSCI
Emerging Markets ETF	Citibank N.A.	Call	03/06/26	USD	60.130	111,675	USD	6,988,622	$112,859	$(298,629)
iShares MSCI
Emerging Markets ETF	Citibank N.A.	Call	03/06/26	USD	60.580	111,675	USD	6,988,622	93,717	(254,825)
iShares MSCI	JPMorgan Chase
Emerging Markets ETF	Bank N.A.	Call	03/20/26	USD	63.430	105,871	USD	6,625,407	103,616	(113,665)
iShares MSCI	JPMorgan Chase
Emerging Markets ETF	Bank N.A.	Call	03/20/26	USD	63.900	105,871	USD	6,625,407	83,162	(92,053)
									$393,354	$(759,172)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$759,172
Total Liability Derivatives		$759,172

The effect of derivative instruments on the Fund's Statement of Operations for the year ended February 28, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(3,606,788)

Total	$(3,606,788)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(576,676)
Total
$(576,676)

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund
as of February 28, 2026 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at February 28, 2026:

			JPMorgan
			Chase Bank	Total
		Citibank N.A.	N.A.
Liabilities:
Written options		$553,454	$205,718	$759,172
Total Liabilities		$553,454	$205,718	$759,172
Net OTC derivative instruments by counterparty, at fair value
		$(553,454)	$(205,718)	$(759,172)
Total collateral pledged by the Fund/(Received from counterparty)
		$553,454	$—	$553,454
Net Exposure(1),(2)	$	— $	(205,718)	$(205,718)

(1)Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)At February 28, 2026, the Fund had pledged $730,000 in cash collateral to Citibank N.A.. Excess cash collateral, if any, is not shown for financial reporting purposes.

At February 28, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $90,569,354.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,455,494
Gross Unrealized Depreciation	(9,088,159)

Net Unrealized Appreciation	$43,367,335

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

PO Box 43131

Providence, RI 02940-3131

EVERY VOTE IS IMPORTANT

EASY VOTING OPTIONS:

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MAIL

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PROXY	VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND
COMBINED SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER 28, 2026

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Joanne F. Osberg and Todd Modic, in any capacity, with full power of substitution as proxy or proxies of the undersigned, to vote all shares of Voya Asia Pacific High Dividend Equity Income Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held virtually at the following Website: www.meetnow.global/MLXGSMW on September 28, 2026 at 1:00 p.m. MST, and any adjournment(s) or postponement(s) thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement/Prospectus, the terms of each of which are incorporated by reference, and revokes any proxy heretofore given with respect to such Special Meeting. Please refer to the Proxy

Statement/Prospectus for a discussion of these matters.

If this Proxy is executed but no instructions are given, the votes entitled to be cast by the undersigned will be cast “FOR” the Proposal.

VOTE VIA THE INTERNET: www.proxy-direct.com

VOTE VIA THE TELEPHONE: 1-800-337-3503

IAE_35256_070726

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Important Notice Regarding the Availability of Proxy Materials for the

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IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

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In their discretion, the proxy holders are authorized to vote upon the matters set forth in the Notice of Meeting and Proxy Statement/Prospectus dated August 19, 2026 and upon all other matters as may properly come before the Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒

 AProposal THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization by and between Voya Asia Pacific High Divided Equity	☐	☐	☐
Income Fund (“IAE Fund”) and Voya Mutual Funds, a Delaware statutory trust and an open-end investment management company, on behalf of its series, Voya Multi-Manager Emerging Markets Equity Fund (“MM EME
Fund”), providing for the reorganization of IAE Fund with and into MM EME Fund.
2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

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VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

PO Box 43131

Providence, RI 02940-3131

EVERY VOTE IS IMPORTANT

EASY VOTING OPTIONS:

SCAN

The QR code or visit

 www.proxy-direct.com

to vote your shares

CALL

1-800-337-3503

Follow the recorded instructions

available 24 hours

MAIL

Vote, sign and mail in the

enclosed Business Reply Envelope

VOTE AT THE VIRTUAL MEETING

Visit: meetnow.global/MLXGSMW

on September 28, 2026 at 1:00 p.m. MST.

To participate in the Virtual Meeting, enter the 14-digit control number from the shaded box on this card.

Please detach at perforation before mailing.
PROXY	VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND
COMBINED SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER 28, 2026

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Joanne F. Osberg and Todd Modic, with full power of substitution as proxy or proxies of the undersigned, to vote all shares of Voya Emerging Markets High Dividend Equity Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held virtually at the following Website: www.meetnow.global/MLXGSMW on September 28, 2026 at 1:00 p.m. MST, and any adjournment(s) or postponement(s) thereof. To participate in the Virtual Meeting enter the 14-digit control number from the shaded box on this card. The undersigned hereby acknowledges receipt of the Notice of the Special Meeting and the accompanying Proxy Statement/Prospectus, the terms of each of which are incorporated by reference, and revokes any proxy heretofore given with respect to such Special Meeting. Please refer to the Proxy Statement/Prospectus for a discussion of these matters.

If this Proxy is executed but no instructions are given, the votes entitled to be cast by the undersigned will be cast “FOR” the Proposal.

VOTE VIA THE INTERNET: www.proxy-direct.com

VOTE VIA THE TELEPHONE: 1-800-337-3503

IHD_35256_070726

PLEASE SIGN AND DATE ON THE REVERSE SIDE

xxxxxxxxxxxxxx code

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

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The Proxy Statement/Prospectus and Notice of Special Meeting are available at:

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IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

In their discretion, the proxy holders are authorized to vote upon the matters set forth in the Notice of Meeting and Proxy Statement/Prospectus dated August 19, 2026 and upon all other matters as may properly come before the Special Meeting or any adjournments or postponements thereof.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒

AProposal THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization with respect to the reorganization by and between Voya Emerging Markets High Dividend Equity Fund ("IHD Fund") and Voya Mutual Funds, a Delaware statutory trust and an open-end investment company, on behalf of its series, Voya Multi-Manager Emerging Markets Equity Fund ("MM EME Fund"), on behalf of its series, MM EME Fund, providing for the reorganization of IHD Fund with and into MM EME Fund.

FOR AGAINST ABSTAIN

☐ ☐ ☐

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

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PART C.
OTHER INFORMATION
Item 15. Indemnification
Article 5, Section 5.02 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees, and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).
Section 9 of Registrant’s Amended and Restated Investment Management Agreement provides for the indemnification of Registrant’s Investment Manager and any Sub-Adviser against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.
Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it, is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits
(1)(a)
Amended and Restated Declaration of Trust of Voya Mutual Funds dated June 3, 2004 – Filed as an Exhibit to
Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004
and incorporated herein by reference.

(1)(b)
Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (Class I shares for
ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form
N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

(1)(c)
Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International
Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A
Registration Statement on January 25, 2005 and incorporated herein by reference.

(1)(d)
Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING
Global Value Choice Fund, formerly ING Worldwide Growth Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

(1)(e)
Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING
International SmallCap Fund, formerly ING International SmallCap Growth Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005
and incorporated herein by reference.

(1)(f)
Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (Class I shares for ING
Global Value Choice Fund and ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 110 to the Registrant’s Form N-1A Registration Statement September 30, 2005 and incorporated herein by reference.

(1)(g)
Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging
Markets Debt Fund and ING Greater China Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to
the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

(1)(h)
Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (Class O shares for
ING Global Equity Dividend Fund and ING Global Real Estate Fund) - Filed as an Exhibit to Post-Effective
Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and
incorporated herein by reference.

(1)(i)
Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified
International Fund, ING Index Plus International Equity Fund, and ING International Capital Appreciation Fund) –
Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on
December 6, 2005 and incorporated herein by reference.

(1)(j)
Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International
Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A
Registration Statement on December 6, 2005 and incorporated herein by reference.

(1)(k)
Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration
Statement on June 19, 2006 and incorporated herein by reference.

(1)(l)
Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust – Filed as an Exhibit to
Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and
incorporated herein by reference.

(1)(m)
Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (Class R shares for ING
Diversified International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s
Form N-1A Registration Statement on August 14, 2006 and incorporated herein by reference.

(1)(n)
Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING
Global Natural Resources Fund, formerly ING Precious Metals Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

(1)(o)
Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International
Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form
N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

(1)(p)
Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize, or convert issued or unissued interests of any class into interests of one or more other classes) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A
Registration Statement on February 23, 2007 and incorporated herein by reference.

(1)(q)
Amendment No. 16 effective January 3, 2007 to the Amended and Restated Declaration of Trust (abolishing
Class M shares for ING Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to
the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

(1)(r)
Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change -
ING International Growth Opportunities Fund, formerly ING International Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007
and incorporated herein by reference.

(1)(s)
Amendment No. 18 dated March 2, 2007 to the Amended and Restated Declaration of Trust (ING International
Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A
Registration Statement on July 27, 2007 and incorporated herein by reference.

(1)(t)
Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real
Estate Fund, ING European Real Estate Fund, and Class I shares for ING Global Equity Dividend Fund; and ING
Global Natural Resources Fund; and Class O shares for ING Index Plus International Equity Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27,
2007 and incorporated herein by reference.

(1)(u)
Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity
Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING International Equity
Dividend Fund, ING International Real Estate Fund, and ING International SmallCap Fund) – Filed as an Exhibit
to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on November 9, 2007
and incorporated herein by reference.

(1)(v)
Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change –
ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) – Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008
and incorporated herein by reference.

(1)(w)
Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for
ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund, and ING International
SmallCap Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s
Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(1)(x)
Plan of Liquidation and Dissolution of Series with respect to ING International Value Opportunities Fund effective
August 1, 2008 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(y)
Amendment No. 23 effective September 27, 2008 to the Amended and Restated Declaration of Trust (dissolution of
ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 134 to the
Registrant’s Form N-1A Registration Statement on February 26, 2009 and incorporated herein by reference.

(1)(z)
Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (Class Q shares for
ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the
Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

(1)(aa)
Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (Class W shares for
ING Global Bond Fund, ING Global Value Choice Fund, and ING International Value Choice Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29,
2009 and incorporated herein by reference.

(1)(bb)
Plan of Liquidation and Dissolution of Series with respect to ING Disciplined International SmallCap Fund effective July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(cc)
Plan of Liquidation and Dissolution of Series with respect to ING Emerging Markets Fixed Income Fund effective
July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(dd)
Amendment No. 26 effective August 10, 2009 to the Amended and Restated Declaration of Trust (dissolution of
ING International Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the
Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

(1)(ee)
Amendment No. 27 effective August 21, 2009 to the Amended and Restated Declaration of Trust (dissolution of
ING Disciplined International SmallCap Fund and ING Emerging Markets Fixed Income Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on
September 29, 2009 and incorporated herein by reference.

(1)(ff)
Amendment No. 28 dated September 10, 2009 to the Amended and Restated Declaration of Trust (Class I shares for ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A
Registration Statement on September 29, 2009 and incorporated herein by reference.

(1)(gg)
Plan of Liquidation and Dissolution of Series with respect to ING International Equity Dividend Fund effective
September 14, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(hh)
Amendment No. 29 dated October 13, 2009 to the Amended and Restated Declaration of Trust (Class W shares for
ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the
Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

(1)(ii)
Amendment No. 30 effective November 20, 2009 to the Amended and Restated Declaration of Trust (converting
Class Q shares into Class W shares and abolishing Class Q shares for ING Foreign Fund, ING Global Natural
Resources Fund, ING Global Value Choice Fund, ING International SmallCap Multi-Manager Fund, and ING
Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A
Registration Statement on February 25, 2010 and incorporated herein by reference.

(1)(jj)
Amendment No. 31, effective March 5, 2010, to the Amended and Restated Declaration of Trust (converting
Class Q shares into Class W shares and abolishing Class Q shares for ING Emerging Countries Fund and ING
International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the
Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

(1)(kk)
Amendment No. 32 dated June 30, 2010 to Amended and Restated Declaration of Trust (name change – ING
Global Opportunities Fund, formerly ING Foreign Fund) – Filed as an Exhibit to Post-Effective Amendment No.
140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

(1)(ll)
Amendment No. 33 dated September 30, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s
Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

(1)(mm)
Plan of Liquidation and Dissolution of Series with respect to ING Asia-Pacific Real Estate Fund effective
November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(nn)
Plan of Liquidation and Dissolution of Series with respect to ING European Real Estate Fund effective
November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A
Registration Statement on September 30, 2011 and incorporated herein by reference.

(1)(oo)
Amendment No. 34 dated November 18, 2010 to the Amended and Restated Declaration of Trust (Class I shares for
ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant’s Form
N-1A Registration Statement on January 24, 2011 and incorporated herein by reference.

(1)(pp)
Amendment No. 35 dated May 19, 2011 to the Amended and Restated Declaration of Trust (Class R shares and
Class W shares for certain ING Funds) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the
Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

(1)(qq)
Amendment No. 36 dated July 15, 2011 to the Amended and Restated Declaration of Trust (ING Emerging Markets
Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A
Registration Statement filed on July 28, 2011 and incorporated herein by reference.

(1)(rr)
Amendment No. 37 dated January 12, 2012 to the Amended and Restated Declaration of Trust (Class B shares for
ING Emerging Markets Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 157 to the
Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

(1)(ss)
Amendment No. 38 dated February 29, 2012 to the Amended and Restated Declaration of Trust (name change –
ING International Small Cap Fund, formerly ING International SmallCap Multi-Manager Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on
February 27, 2012 and incorporated herein by reference.

(1)(tt)
Plan of Liquidation and Dissolution of Series with respect to ING International Capital Appreciation Fund, effective
January 18, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A
Registration Statement on February 27, 2012 and incorporated herein by reference.

(1)(uu)
Amendment No. 39 dated July 12, 2012 to the Amended and Restated Declaration of Trust (ING Diversified
Emerging Markets Debt Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form
N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

(1)(vv)
Amendment No. 40 effective July 23, 2012 to the Amended and Restated Declaration of Trust (dissolving ING
Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form
N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

(1)(ww)
Amendment No. 41 dated August 1, 2012 to the Amended and Restated Declaration of Trust (Class W shares for
ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 160 to the Registrant’s Form
N-1A Registration Statement on August 7, 2012 and incorporated herein by reference.

(1)(xx)
Amendment No. 42 dated September 6, 2012 to the Amended and Restated Declaration of Trust (Class R6 shares for ING Global Bond Fund and ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

(1)(yy)
Amendment No. 43 dated November 14, 2012 to the Amended and Restated Declaration of Trust (name change –
ING International Value Equity Fund, formerly ING Global Value Choice Fund) –Filed as an Exhibit to
Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012
and incorporated herein by reference.

(1)(zz)
Amendment No. 44 dated November 15, 2012 to the Amended and Restated Declaration of Trust (name change –
ING Emerging Markets Equity Dividend Fund, formerly ING Greater China Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012
and incorporated herein by reference.

(1)(aaa)
Amendment No. 45 dated November 29, 2012 to the Amended and Restated Declaration of Trust (Class P shares for ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form
N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(1)(bbb)
Amendment No. 46 dated January 10, 2013 to the Amended and Restated Declaration of Trust (ING Global
Perspectives Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A
Registration Statement on February 27, 2013 and incorporated herein by reference.

(1)(ccc)
Plan of Liquidation and Dissolution of Series with respect to ING Index Plus International Equity Fund, effective
December 7, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A
Registration Statement on February 27, 2013 and incorporated herein by reference.

(1)(ddd)
Amendment No. 47 dated July 1, 2013 to the Amended and Restated Declaration of Trust (name change – ING
Multi-Manager International Equity Fund, formerly ING International Growth Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013
and incorporated herein by reference.

(1)(eee)
Amendment No. 48 effective July 15, 2013 to the Amended and Restated Declaration of Trust (dissolution of ING
International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s
Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

(1)(fff)
Amendment No. 49 dated November 21, 2013 to the Amended and Restated Declaration of Trust (Class A, Class B,
Class C, Class O, Class R, and Class W shares for ING Multi-Manager International Equity Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on
February 26, 2014 and incorporated herein by reference.

(1)(ggg)
Amendment No. 50 dated May 1, 2014 to the Amended and Restated Declaration of Trust (name change of each existing series of the Trust) – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s Form
N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

(1)(hhh)
Amendment No. 51 dated May 22, 2014 to the Amended and Restated Declaration of Trust (Class R6 shares for
Voya Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s
Form N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

(1)(iii)
Amendment No. 52 effective October 1, 2014 to the Amended and Restated Declaration of Trust (abolition of
Class B, Class C, and Class R shares of Voya Global Natural Resources Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 188 to the Registrant’s Form N-1A Registration Statement on December 22, 2014
and incorporated herein by reference.

(1)(jjj)
Amendment No. 53 effective November 24, 2014 to the Amended and Restated Declaration of Trust (dissolution of
Voya Global Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to the Registrant’s
Form N-1A Registration Statement on December 22, 2014 and incorporated herein by reference.

(1)(kkk)
Amendment No. 54 dated December 1, 2014 to the Amended and Restated Declaration of Trust (name change –
Voya Global Value Advantage Fund, formerly Voya International Value Equity Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 188 to the Registrant’s Form N-1A Registration Statement on December 22, 2014
and incorporated herein by reference.

(1)(lll)
Amendment No. 55 effective May 26, 2015 to the Amended and Restated Declaration of Trust (dissolution of Voya
Global Natural Resources Fund) – Filed as an Exhibit to Post-Effective Amendment No. 192 to the Registrant’s
Form N-1A Registration Statement on February 25, 2016 and incorporated herein by reference.

(1)(mmm)
Plan of Liquidation and Dissolution of Series with respect to Voya Emerging Markets Equity Dividend Fund, effective January 15, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 195 to the Registrant’s Form
N-1A Registration Statement on December 2, 2016 and incorporated herein by reference.

(1)(nnn)
Amendment No. 56 dated May 1, 2016 to the Amended and Restated Declaration of Trust (name change – Voya
Global Equity Fund, formerly Voya Global Value Advantage Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 195 to the Registrant’s Form N-1A Registration Statement on December 2, 2016 and incorporated herein by reference.

(1)(ooo)
Amendment No. 57 dated September 15, 2016 to the Amended and Restated Declaration of Trust (Voya Global
Corporate Leaders® 100 Fund and Voya Global High Dividend Low Volatility Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 195 to the Registrant’s Form N-1A Registration Statement on December 2, 2016
and incorporated herein by reference.

(1)(ppp)
Amendment No. 58 dated November 17, 2016 to the Amended and Restated Declaration of Trust (Voya CBRE
Global Infrastructure Fund and Voya CBRE Long/Short Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 195 to the Registrant’s Form N-1A Registration Statement on December 2, 2016 and incorporated herein by reference.

(1)(qqq)
Amendment No. 59 dated January 12, 2017 to the Amended and Restated Declaration of Trust (Class T shares for
Voya CBRE Global Infrastructure Fund, Voya CBRE Long/Short Fund, Voya Diversified Emerging Markets Debt
Fund, Voya Global Bond Fund, Voya Global Corporate Leaders® 100 Fund, Voya Global Equity Fund, Voya Global
High Dividend Low Volatility Fund, Voya Global Perspectives® Fund, Voya Global Real Estate Fund, and Voya
International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 199 to the Registrant’s
Form N-1A Registration Statement on February 24, 2017 and incorporated herein by reference.

(1)(rrr)
Amendment No. 60 dated January 20, 2017 to the Amended and Restated Declaration of Trust (name change –
Voya Multi-Manager International Factors Funds, formerly International Core Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 199 to the Registrant’s Form N-1A Registration Statement on February 24, 2017
and incorporated herein by reference.

(1)(sss)
Amendment No. 61 effective May 8, 2017 to the Amended and Restated Declaration of Trust (abolishment of
Class B shares for Voya Diversified International Fund, Voya Global Bond Fund, Voya Global Equity Dividend
Fund, Voya Global Equity Fund, Voya Global Real Estate Fund, Voya International Real Estate Fund, Voya
Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya
Multi-Manager International Small Cap Fund, and Voya Russia Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 206 to the Registrant’s Form N-1A Registration Statement on July 14, 2017 and incorporated herein by reference.

(1)(ttt)
Amendment No. 62 dated January 11, 2018 to the Amended and Restated Declaration of Trust (establishment of
Class P3 shares for Voya Global Bond Fund, Voya Global Real Estate Fund, Voya Multi-Manager Emerging
Markets Equity Fund, Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors
Fund) - Filed as an Exhibit to Post-Effective Amendment No. 209 to the Registrant’s Form N-1A Registration
Statement on February 23, 2018 and incorporated herein by reference.

(1)(uuu)
Amendment No. 63 dated May 1, 2018 to the Amended and Restated Declaration of Trust (change of name for
Voya International High Dividend Low Volatility Fund, formerly, Voya Global High Dividend Low Volatility Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s Form N-1A Registration Statement
on February 26, 2019 and incorporated herein by reference.

(1)(vvv)
Amendment No. 64. effective August 13, 2018 to the Amended and Restated Declaration of Trust (dissolution of
Voya Diversified International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s
Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(1)(www)
Amendment No. 65 dated September 14, 2018 to the Amended and Restated Declaration of Trust (establishment of
Class P3 shares for Voya International High Dividend Low Volatility Fund and Voya Multi-Manager International
Small Cap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s Form N-1A
Registration Statement on February 26, 2019 and incorporated herein by reference.

(1)(xxx)
Amendment No. 66 dated November 16, 2018 to the Amended and Restated Declaration of Trust (establishment of
Class C shares for Voya CBRE Global Infrastructure Fund) – Filed as an Exhibit to Post-Effective Amendment No.
212 to the Registrant’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(1)(yyy)
Amendment No. 67 dated January 25, 2019 to the Amended and Restated Declaration of Trust (establishment of
Class W shares for Voya CBRE Global Infrastructure Fund and Class P shares for Voya Multi-Manager Emerging
Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International
Factors Fund) – Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s Form N-1A
Registration Statement on February 26, 2019 and incorporated herein by reference.

(1)(zzz)
Plan of Liquidation and Dissolution of Series with respect to Voya CBRE Long/Short Fund effective, March 19,
2019 – Filed as an exhibit to Post-Effective Amendment No. 215 to the Registrant’s Form N-1A Registration
Statement on October 31, 2019 and incorporated herein by reference.

(1)(aaaa)
Amendment No. 68 dated May 23, 2019 to the Amended and Restated Declaration of Trust (Voya Global
Diversified Payment Fund II) – Filed as an exhibit to Post-Effective Amendment No. 215 to the Registrant’s Form
N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(1)(bbbb)
Amendment No. 69 dated September 12, 2019 to the Amended and Restated Declaration of Trust (establish of
Class R6 shares for Voya Global Equity Dividend Fund and Voya International High Dividend Low Volatility Fund)
– Filed as an exhibit to Post-Effective Amendment No. 215 to the Registrant’s Form N-1A Registration Statement
on October 31, 2019 and incorporated herein by reference.

(1)(cccc)
Plan of Liquidation and Dissolution of Series with respect to Voya International Real Estate Fund, effective
October 4, 2019 – Filed as an exhibit to Post-Effective Amendment No. 218 to the Registrant’s Form N-1A
Registration Statement on February 25, 2020 and incorporated herein by reference.

(1)(dddd)
Amendment No. 71 dated November 8, 2019 to the Amended and Restated Declaration of Trust (Voya Global
Diversified Payment Fund) – Filed as an exhibit to Post-Effective Amendment No. 218 to the Registrant’s Form
N-1A Registration Statement on February 25, 2020 and incorporated herein by reference.

(1)(eeee)
Amendment No. 72 effective November 25, 2019 to the Amended and Restated Declaration of Trust (Abolishment
of Class O shares) – Filed as an exhibit to Post-Effective Amendment No. 218 to the Registrant’s Form N-1A
Registration Statement on February 25, 2020 and incorporated herein by reference.

(1)(ffff)
Amendment No. 70 dated September 12, 2019 to the Amended and Restated Declaration of Trust (amending
Declaration of Trust language) – Filed as an exhibit to Post-Effective Amendment No. 220 to the Registrant’s Form
N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(1)(gggg)
Amendment No. 73 dated February 28, 2020 to the Amended and Restated Declaration of Trust (Name change from Voya Global Equity Fund to Voya Global High Dividend Low Volatility Fund) – Filed as an exhibit to
Post-Effective Amendment No. 220 to the Registrant’s Form N-1A Registration Statement on December 18, 2020
and incorporated herein by reference.

(1)(hhhh)
Plan of Liquidation and Dissolution of Series with respect to Voya Global Corporate Leaders® 100 Fund, effective
January 29, 2020 – Filed as an exhibit to Post-Effective Amendment No. 220 to the Registrant’s Form N-1A
Registration Statement on December 18, 2020 and incorporated herein by reference.

(1)(iiii)
Amendment No. 74 effective March 20, 2020 to the Amended and Restated Declaration of Trust (dissolution of
Voya CBRE Global Infrastructure Fund and Voya Global Real Estate Fund) – Filed as an exhibit to Post-Effective
Amendment No. 220 to the Registrant’s Form N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(1)(jjjj)
Amendment No. 75 effective June 8, 2020 to the Amended and Restated Declaration of Trust (Dissolution of Voya
CBRE Long/Short Fund) – Filed as an exhibit to Post-Effective Amendment No. 220 to the Registrant’s Form
N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(1)(kkkk)
Amendment No. 76 effective September 18, 2020 to the Amended and Restated Declaration of Trust (Dissolution of
Voya Global Equity Dividend Fund) – Filed as an exhibit to Post-Effective Amendment No. 220 to the Registrant’s
Form N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(1)(llll)
Plan of Liquidation and Dissolution of Series with respect to Voya Diversified Emerging Markets Debt Fund, effective November 25, 2020 – Filed as an exhibit to Post-Effective Amendment No. 221 to the Registrant’s Form
N-1A Registration Statement on February 25, 2021 and incorporated herein by reference.

(1)(mmmm)
Amendment No. 77 effective July 28, 2021 to the Amended and Restated Declaration of Trust (Dissolution of Voya
Global Corporate Leaders® 100 Fund) – Filed as an exhibit to Post-Effective Amendment No. 222 to the
Registrant’s Form N-1A Registration Statement on December 20, 2021 and incorporated herein by reference.

(1)(nnnn)
Certificate of Amendment to Certificate of Trust of Voya Mutual Funds, dated July 23, 2021 (Change the registered office and the registered agent of the Registrant) – Filed as an exhibit to Amendment No. 225 to the Registrant’s
Form N-1A Registration Statement on November 18, 2022 and incorporated herein by reference.

(1)(oooo)
Plan of Liquidation and Dissolution of Series with respect to Voya Russia Fund, effective May 4, 2022 – Filed as an exhibit to Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on November 18, 2022
and incorporated herein by reference.

(1)(pppp)
Amendment No. 78, dated September 30, 2022, to Amended and Restated Declaration of Trust of Voya Mutual
Funds (abolition of Class P shares for Voya Multi-Manager International Equity Fund and Voya Multi-Manager
International Factors Fund and abolition of Class P3 shares for Voya International High Dividend Low Volatility
Fund and Voya Multi-Manager International Small Cap Fund) – Filed as an exhibit to Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on November 18, 2022 and incorporated herein by reference.

(1)(qqqq)
Amendment No. 79, dated November 17, 2022, to Amended and Restated Declaration of Trust of Voya Mutual
Funds (Voya VACS Series EME Fund) – Filed as an exhibit to Amendment No. 225 to the Registrant’s Form N-1A
Registration Statement on November 18, 2022 and incorporated herein by reference.

(1)(rrrr)
Amendment No. 80, dated November 17, 2022, to Amended and Restated Declaration of Trust of Voya Mutual
Funds (Voya Multi-Manager International Small Cap Fund – Class R6 shares) – Filed as an exhibit to
Post-Effective Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on February 24, 2023
and incorporated herein by reference.

(1)(ssss)
Amendment No. 81, dated January 11, 2023, to Amended and Restated Declaration of Trust of Voya Mutual Funds
(Abolish Class T shares - Voya Global Bond Fund, Voya Global Diversified Payment Fund, Voya Global High
Dividend Low Volatility Fund, Voya Global Perspectives Fund, and Voya International High Dividend Low
Volatility Fund) – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A
Registration Statement on February 24, 2023 and incorporated herein by reference.

(1)(tttt)
Amendment No. 82, effective May 1, 2023, to Amended and Restated Declaration of Trust of Voya Mutual Funds
(Abolition of Class P Shares – Voya Global Bond Fund and Voya Multi-Manager Emerging Markets Equity Fund
and abolition of P3 Shares – Voya Global Bond Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya
Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund) –Filed as an exhibit to Post-Effective Amendment No. 226 to the Registrant’s Form N-1A Registration Statement on December 21, 2023
and incorporated herein by reference.

(1)(uuuu)
Amendment No. 83, effective December 31, 2023, to Amended and Restated Declaration of Trust of Voya Mutual
Fund (Dissolution of Voya Russia Fund) – Filed as an exhibit to Post-Effective Amendment No. 227 to the
Registrant’s Form N-1A Registration Statement on February 27, 2024 and incorporated herein by reference.

(1)(vvvv)
Amendment No. 84, effective October 25, 2024, to Amended and Restated Declaration of Trust of Voya Mutual
Funds (Dissolution of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund) – Filed as an
Exhibit to Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on
February 26, 2025 and incorporated herein by reference.

(2)
Amended and Restated By-laws of Registrant dated March 18, 2018 - Filed as an Exhibit to Post-Effective
Amendment No. 212 to the Registrant’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(3)	Not applicable.
(4)
Form of Agreement and Plan of Reorganization by and between Voya Asia Pacific High Dividend Equity Income
Fund and Voya Emerging Markets High Dividend Equity Fund, and Voya Mutual Funds, on behalf of its series,
Voya Multi-Manager Emerging Markets Equity Fund – Attached as Appendix A to the Combined Proxy
Statement/Prospectus.

(5)	Not applicable.
(6)(a)
Amended and Restated Investment Management Agreement between Voya Mutual Funds and Voya Investments,
LLC dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective
Amendment No. 192 to the Registrant’s Form N-1A Registration Statement on February 25, 2016 and incorporated herein by reference.

(6)(a)(i)
Amended Schedule A, dated November 14, 2024, to the Amended and Restated Investment Management Agreement
between Voya Mutual Funds and Voya Investments, LLC effective November 18, 2014, as amended and restated on
May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 229 to the Registrant's Form N-1A
Registration Statement on February 26, 2025 and incorporated herein by reference.

(6)(a)(ii)
Amended Schedule B and Amended Schedule C, effective November 19, 2020, to the Amended and Restated
Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC effective
November 18, 2014, as amended and restated on May 1, 2015 – Filed as an exhibit to Post-Effective Amendment
No. 221 to the Registrant’s Form N-1A Registration Statement on February 25, 2021 and incorporated herein by reference.

(6)(b)
Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated
November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A
Registration Statement on February 25, 2015 and incorporated herein by reference.

(6)(b)(i)
First Amendment effective May 22, 2015 to Sub-Advisory Agreement between Voya Investments, LLC and Voya
Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment
No. 191 to the Registrant’s Form N-1A Registration Statement on December 23, 2015 and incorporated herein by reference.

(6)(b)(ii)
Second Amendment, dated May 1, 2018 to Sub-Advisory Agreement between Voya Investment, LLC and Voya
Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment
No. 212 to the Registrant’s Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(6)(b)(iii)
Amended Schedule A (with redaction), dated November 14, 2024, to the Sub-Advisory Agreement between Voya
Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to
Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on February 26, 2025
and incorporated herein by reference.

(6)(c)
Sub-Sub-Advisory Agreement between Voya Investment Management Co. LLC and Voya Investment Management
(UK) Limited, effective May 13, 2024 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the
Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(6)(d)
Sub-Advisory Agreement (with redaction) between Voya Investments, LLC and Acadian Asset Management LLC
effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 191 to the Registrant’s Form
N-1A Registration Statement on December 23, 2015 and incorporated herein by reference.

(6)(d)(i)
Amended Schedule A (with redaction), dated January 14, 2025, to the Sub-Advisory Agreement between Voya
Investments, LLC and Acadian Asset Management LLC effective November 18, 2014 – Filed as an Exhibit to
Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on February 26, 2025
and incorporated herein by reference.

(6)(e)
Sub-Advisory Agreement (with redaction) between Voya Investments, LLC and Wellington Management
Company LLP effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 191 to the
Registrant’s Form N-1A Registration Statement on December 23, 2015 and incorporated herein by reference.

(6)(e)(i)
Amended Schedule A (with redaction) effective May 1, 2023 with respect to the Sub-Advisory Agreement between
Voya Investments, LLC and Wellington Management Company LLP effective November 18, 2014 – Filed as an
Exhibit to Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on
February 26, 2025 and incorporated herein by reference.

(6)(f)
Sub-Advisory Agreement between Voya Investments, LLC and Nomura Investments Fund Advisers effective
December 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the Registrant’s Form N-1A
Registration Statement on February 25, 2026 and incorporated herein by reference.

(6)(g)
Sub-Advisory Agreement (with redaction) between Voya Investments, LLC and Victory Capital Management Inc.
dated March 2, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 191 to the Registrant’s Form N-1A
Registration Statement on December 23, 2015 and incorporated herein by reference.

(6)(h)
Sub-Advisory Agreement (with redaction) between Voya Investments, LLC and Sustainable Growth Advisers, LP,
dated June 7, 2023 – Filed as an exhibit to Amendment No. 230 (811-07428) to the Registrant’s Form N-1A
Registration Statement on June 7. 2023.

(6)(i)
Sub-Advisory Agreement between Voya Investments LLC and Lazard Asset Management LLC dated May 6, 2024 –
Filed as an Exhibit to Post-Effective Amendment No. 232 to the Registrant’s Form N-1A Registration Statement on
February 25, 2026 and incorporated herein by reference.

(6)(j)
Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds effective January 1, 2016
– Filed as an Exhibit to Post-Effective Amendment No. 195 to the Registrant’s Form N-1A Registration Statement
on December 2, 2016 and incorporated herein by reference.

(6)(j)(i)
Amended Schedule A, effective October 25, 2024, to the Expense Limitation Agreement between Voya Investments,
LLC and Voya Mutual Funds effective January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 232
to the Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(6)(k)
Amended and Restated Expense Limitation Agreement between Voya Investments, LLC, Voya Investment
Distributor, LLC and Voya Mutual Funds, effective January 1, 2016, as amended as restated May 31, 2017 (Voya
Global High Dividend Low Volatility Fund, formerly Voya Global Equity Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 209 to the Registrant’s Form N-1A Registration Statement on February 23, 2018
and incorporated herein by reference.

(6)(k)(i)
Amended Schedule A, effective January 12, 2023 to the Amended and Restated Expense Limitation Agreement
between Voya Investments, LLC, Voya Investment Distributor, LLC and Voya Mutual Funds, effective January 1,
2016, as amended as restated May 31, 2017 (Voya Global High Dividend Low Volatility Fund, formerly, Voya
Global Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A
Registration Statement on February 24, 2023 and incorporated herein by reference.

(7)(a)
Underwriting Agreement between Voya Mutual Funds and Voya Investments Distributor, LLC dated November 18,
2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to the Registrant’s Form N-1A Registration
Statement on December 22, 2014 and incorporated herein by reference.

(7)(a)(i)
Amended Schedule A, effective March 1, 2025, to the Underwriting Agreement between Voya Mutual Funds and
Voya Investments Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment
No. 229 to the Registrant's Form N-1A Registration Statement on February 26, 2025 and incorporated herein by reference.

(8)
Deferred Compensation Plan for Independent Directors as amended and restated January 23, 2026 – Filed as an
Exhibit to Post-Effective Amendment No. 232 to the Registrant’s Form N-1A Registration Statement on
February 25, 2026 and incorporated herein by reference.

(9)(a)
Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to
Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004
and incorporated herein by reference.

(9)(a)(i)
Amended Exhibit A, dated December 12, 2025, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the Registrant’s Form N-1A
Registration Statement on February 25, 2026 and incorporated herein by reference.

(9)(a)(ii)
Amendment, dated January 1, 2019 to the Custody Agreement, dated January 6, 2003, between the Registrant and
The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s
Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(9)(a)(iii)
Amendment, effective November 21, 2022, to the Custody Agreement, dated January 6, 2003, between the
Registrant and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(iv)
Amendment, dated October 16, 2019, to the Multi-Broker Supplement to the Custody Agreement – Hong Kong –
China Connect Service dated January 31, 2017 – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(v)
Supplement to the Custody Agreement – Hong Kong – China Connect Service dated April 1, 2019, between the
Registrant and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 215 to the
Registrant’s Form N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(9)(a)(vi)
Amended Annex A, effective July 1, 2019, to the Supplement to the Custody Agreement – Hong Kong – China
Connect Service dated April 1, 2019, between the Registrant and The Bank of New York Mellon – Filed as an
exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on
February 24, 2023 and incorporated herein by reference.

(9)(a)(vii)
Supplement to the Custody Agreement – Hong Kong – China Connect Service dated November 19, 2018, between the Registrant and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(viii)
Amended Annex A, effective December 31, 2020, to the Supplement to the Custody Agreement – Hong Kong-
China Connect Service dated November 19, 2018 – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(ix)
Supplement to the Custody Agreement – Hong Kong – China Connect Service dated June 2, 2016, between the
Registrant and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(x)
Supplement to the Custody Agreement – Hong Kong – China Connect Service dated April 29, 2016, between the
Registrant and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(xi)
Amended Annex A, effective July 29, 2019, to the Supplement to the Custody Agreement – Hong Kong – China
Connect Service dated April 29, 2016 – Filed as an exhibit to Post-Effective Amendment No. 225 to the
Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(a)(xii)
Amendment, dated February 1, 2023, to the Multi-Broker Supplement to the Custody Agreement Hong Kong –
China Connect Service – Filed as an exhibit to Post-Effective Amendment No. 227 to the Registrant’s Form N-1A
Registration Statement on February 27, 2024 and incorporated herein by reference.

(9)(a)(xiii)
Amended Annex A, effective November 30, 2023, to the Supplement to the Custody Agreement Hong Kong –
China – Stock Connect Service dated November 19, 2018 – Filed as an Exhibit to Post-Effective Amendment No.
232 to the Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(9)(a)(xiv)
Amended Annex A, effective April 1, 2024, to the Supplement to the Custody Agreement Hong Kong – China –
Stock Connect Service dated November 19, 2018 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the
Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(9)(b)
Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an
Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Form N-1A Registration Statement on August 29,
2003 and incorporated herein by reference.

(9)(b)(i)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 223 to the Registrant’s Form
N-1A Registration Statement on February 23, 2022 and incorporated herein by reference.

(9)(b)(ii)
Amended Exhibit A, dated December 12, 2025, to the Foreign Custody Manager Agreement with The Bank of New
York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the Registrant’s
Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(9)(b)(iii)
Amended Schedule 2 dated July 21, 2021 to the Foreign Custody Manager Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 223 to the Registrant’s Form
N-1A Registration Statement on February 23, 2022 and incorporated herein by reference.

(9)(b)(iv)
Amendment dated July 13, 2021, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 223 to the Registrant’s Form N-1A
Registration Statement on February 23, 2022 and incorporated herein by reference.

(9)(c)
Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to
Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004
and incorporated herein by reference.

(9)(c)(i)
Amendment, effective February 9, 2023 to the Fund Accounting Agreement with The Bank of New York Melon dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A
Registration Statement on February 24, 2023 and incorporated herein by reference.

(9)(c)(ii)
Amended Exhibit A, dated December 12, 2025, to the Fund Accounting Agreement with The Bank of New York
Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the Registrant's Form
N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(9)(d)
Investment Company Reporting Modernization Services Amendment to Fund Accounting Agreement dated
February 1, 2018 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 –
Filed as an Exhibit to Post-Effective Amendment No. 209 to the Registrant’s Form N-1A Registration Statement on
February 23, 2018 and incorporated herein by reference.

(9)(d)(i)
Amendment, dated January 1, 2019 to the Fund Accounting Agreement with The Bank of New York Mellon dated
January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 212 to the Registrant’s Form N-1A
Registration Statement on February 26, 2019 and incorporated herein by reference.

(10)(a)
Fifth Amended and Restated Service and Distribution Plan (Class A shares) effective November 16, 2023 – Filed as an exhibit to Post-Effective Amendment No. 227 to the Registrant’s Form N-1A Registration Statement on
February 27, 2024 and incorporated herein by reference.

(10)(a)(i)
Amended Schedule A, dated November 14, 2024 to the Fifth Amended and Restated Service and Distribution Plan
(Class A shares) effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 229 to the
Registrant's Form N-1A Registration Statement on February 26, 2025 and incorporated herein by reference.

(10)(b)
Fifth Amended and Restated Service and Distribution Plan (Class C shares) effective November 16, 2023 – Filed as an exhibit to Post-Effective Amendment No. 227 to the Registrant’s Form N-1A Registration Statement on
February 27, 2024 and incorporated herein by reference.

(10)(b)(i)
Amended Schedule A, dated November 14, 2024 to the Fifth Amended and Restated Service and Distribution Plan
(Class C shares) effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 229 to the
Registrant's Form N-1A Registration Statement on February 26, 2025 and incorporated herein by reference.

(10)(c)
Fourth Amended and Restated Shareholder Service and Distribution Plan (Class R shares) effective November 16,
2023 – Filed as an exhibit to Post-Effective Amendment No. 227 to the Registrant’s Form N-1A Registration
Statement on February 27, 2024 and incorporated herein by reference.

(10)(c)(i)
Amended Schedule A, dated November 14, 2024 to the Fourth Amended and Restated Shareholder Service and
Distribution Plan (Class R shares) effective November 16, 2023 – Filed as an Exhibit to Post-Effective Amendment
No. 229 to the Registrant's Form N-1A Registration Statement on February 26, 2025 and incorporated herein by reference.

(10)(d)
Twenty-First Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated May 1, 2023 – Filed as an
Exhibit to Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on
February 26, 2025 and incorporated herein by reference.

(10)(d)(i)
Amended Schedule A and Schedule B, dated October 25, 2024 to the Twenty-First Amended and Restated Multiple
Class Plan Pursuant to Rule 18f-3, dated May 1, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 232
to the Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel (Ropes & Gray LLP) – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-297370) on July 10, 2026 and incorporated herein by reference.
(12)(a)
Opinion and Consent of Counsel Supporting Tax Matters and Consequences for Voya Asia Pacific High Dividend
Equity Income Fund and Voya Multi-Manager Emerging Markets Equity Fund – To be filed by subsequent post-effective amendment.

(12)(b)
Opinion and Consent of Counsel Supporting Tax Matters and Consequences for Voya Emerging Markets High
Dividend Equity Fund and Voya Multi-Manager Emerging Markets Equity Fund – To be filed by subsequent post-effective amendment.

(13)(a)
Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global
Investment Servicing (U.S.) Inc.) and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to
Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and
incorporated herein by reference.

(13)(a)(i)
Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement between BNY Mellon
Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 - Filed as an Exhibit to
Post-Effective Amendment No. 149 to the Registrant's Form N-1A Registration Statement on July 28, 2011 and
incorporated herein by reference.

(13)(a)(ii)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement between BNY Mellon
Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to
Post-Effective Amendment No. 212 to the Registrant’s Form N-1A Registration Statement on February 26, 2019
and incorporated herein by reference.

(13)(a)(iii)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement between BNY Mellon Investment
Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an exhibit to Post-Effective
Amendment No. 220 to the Registrant’s Form N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(13)(a)(iv)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement between BNY Mellon
Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an exhibit to
Post-Effective Amendment No. 215 to the Registrant’s Form N-1A Registration Statement on October 31, 2019 and
incorporated herein by reference.

(13)(a)(v)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement between BNY Mellon Investment
Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an exhibit to Post-Effective
Amendment No. 220 to the Registrant’s Form N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(13)(a)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement between BNY Mellon Investment
Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an exhibit to Post-Effective
Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on February 24, 2023 and incorporated herein by reference.

(13)(a)(vii)
Amendment, effective October 21, 2022 to the Transfer Services Agreement between BNY Mellon Investment
Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009, as amended – Filed as an Exhibit to
Post-Effective Amendment No. 224 to the Registrant's Form N-1A Registration Statement on December 20,
2022 and incorporated herein by reference.

(13)(a)(viii)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement between BNY Mellon
Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009, as amended – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on February 24, 2023
and incorporated herein by reference.

(13)(a)(ix)
Amendment, dated as of February 9, 2023, to the Transfer Agency Services Agreement between BNY Mellon
Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009, as amended – Filed as an exhibit to Post-Effective Amendment No. 225 to the Registrant’s Form N-1A Registration Statement on February 24, 2023
and incorporated herein by reference.

(13)(a)(x)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement between BNY Mellon Investment
Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009, as amended – Filed as an Exhibit to
Post-Effective Amendment No. 229 to the Registrant's Form N-1A Registration Statement on February 26, 2025
and incorporated herein by reference.

(13)(b)
Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on
February 13, 2004 and incorporated herein by reference.

(13)(b)(i)
Amendment, effective October 1, 2011 to the Securities Lending Agreement and Guaranty dated August 7, 2003, between Voya Mutual Funds and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment
No. 212 to the Registrant's Form N-1A Registration Statement on February 26, 2019 and incorporated herein by reference.

(13)(b)(ii)
Amendment, effective March 26, 2019 to the Securities Lending Agreement and Guaranty dated August 7, 2003, between Voya Mutual Funds and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment
No. 215 to the Registrant’s Form N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(13)(b)(iii)
Amendment to Securities Lending Agreement and Guaranty to Article IV, effective March 21, 2019 between the
Bank of New York Mellon and the Registrant dated August 7, 2003 – Filed as an exhibit to Post-Effective
Amendment No. 220 to the Registrant’s Form N-1A Registration Statement on December 18, 2020 and incorporated herein by reference.

(13)(b)(iv)
Amendment, effective March 30, 2023 to the Securities Lending Agreement and Guaranty dated August 7, 2003, between The Bank of New York Mellon and Voya Mutual Fund – Filed as an exhibit to Post-Effective Amendment
No. 227 to the Registrant’s Form N-1A Registration Statement on February 27, 2024 and incorporated herein by reference.

(13)(b)(v)
Amendment to Securities Lending Agreement and Guaranty effective May 1, 2025 between The Bank of New York
Mellon and the Registrant dated August 7, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 232 to the
Registrant’s Form N-1A Registration Statement on February 25, 2026 and incorporated herein by reference.

(13)(c)
Fund Administration Support Services Agreement (with redaction), effective July 29, 2022, between Voya
Investments, LLC and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 227 to the Registrant’s Form N-1A Registration Statement on February 27, 2024 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
(15)	Not applicable.
(16)	Powers of Attorney – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-297370) on July 10, 2026 and incorporated herein by reference.
(17)	Not applicable.

Item 17. Undertakings
1.
The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.
The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.
The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 19th day of August 2026.

VOYA MUTUAL FUNDS

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President, Chief/Principal Executive	August 19, 2026
Officer, and Interested Trustee
Todd Modic*	Senior Vice President, Chief/Principal	August 19, 2026
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	August 19, 2026
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	August 19, 2026
John V. Boyer*	Trustee	August 19, 2026
Jody T. Foster*	Trustee	August 19, 2026
Dennis A. Johnson*	Trustee	August 19, 2026
Joseph E. Obermeyer*	Trustee	August 19, 2026
Christopher P. Sullivan*	Trustee	August 19, 2026
Mark R. Wetzel*	Trustee	August 19, 2026
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Christian G. Wilson, Todd Modic, Fred Bedoya, and each Trustee – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement (333-297370) on July 10, 2026 and incorporated herein by reference.

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